Document and Entity Information Document (USD $)	12 Months Ended
	Dec. 31, 2012	Feb. 22, 2013	Jun. 30, 2012
DOCUMENT AND ENTITY INFORMATION [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	FFBC
Entity Registrant Name	FIRST FINANCIAL BANCORP /OH/
Entity Central Index Key	0000708955
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		57,906,537
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 906,168,000

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and due from banks	$ 134,502	$ 149,653
Interest-bearing deposits with other banks	24,341	375,398
Investment securities available-for-sale, at market value (cost $1,017,104 at December 31, 2012 and $1,421,490 at December 31, 2011)	1,032,096	1,441,846
Investment securities held-to-maturity (market value $778,474 at December 31, 2012 and $2,893 at December 31, 2011)	770,755	2,664
Other investments	71,492	71,492
Loans held for sale	16,256	24,834
Loans:
Commercial	861,033	856,981
Real estate-construction	73,517	114,974
Real estate-commercial	1,417,008	1,233,067
Real estate-residential	318,210	287,980
Installment	56,810	67,543
Home equity	367,500	358,960
Credit card	34,198	31,631
Lease financing	50,788	17,311
Total loans, excluding covered loans	3,179,064	2,968,447
Less: Allowance for loan and lease losses - uncovered	47,777	52,576
Net loans - excluding covered loans	3,131,287	2,915,871
Covered loans	748,116	1,053,244
Less: Allowance for loan and lease losses - covered	45,190	42,835
Net loans - covered	702,926	1,010,409
Net loans	3,834,213	3,926,280
Premises and equipment	146,716	138,096
Goodwill	95,050	95,050
Other intangibles	7,648	10,844
FDIC indemnification asset	119,607	173,009
Accrued interest and other assets	244,372	262,345
TOTAL ASSETS	6,497,048	6,671,511
Deposits:
Interest-bearing	1,160,815	1,317,339
Savings	1,623,614	1,724,659
Time	1,068,637	1,654,662
Total interest-bearing deposits	3,853,066	4,696,660
Noninterest-bearing	1,102,774	946,180
Total deposits	4,955,840	5,642,840
Federal funds purchased and securities sold under agreements to repurchase	122,570	99,431
Federal Home Loan Bank short-term borrowings	502,000	0
Short-term Debt	624,570	99,431
Long-term debt	75,202	76,544
Total borrowed funds	699,772	175,975
Accrued interest and other liabilities	131,011	140,475
TOTAL LIABILITIES	5,786,623	5,959,290
SHAREHOLDERS' EQUITY
Common stock - no par value Authorized - 160,000,000 shares Issued - 68,730,731 shares in 2012 and 2011	579,293	579,871
Retained earnings	330,004	331,351
Accumulated other comprehensive loss	(18,677)	(21,490)
Treasury stock, at cost, 10,684,496 shares in 2012 and 10,463,677 shares in 2011	(180,195)	(177,511)
TOTAL SHAREHOLDERS' EQUITY	710,425	712,221
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 6,497,048	$ 6,671,511

CONSOLIDATED BALANCE SHEETS CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Available-for-sale Securities, Amortized Cost Basis	$ 1,017,104	$ 1,421,490
Held-to-maturity Securities, Fair Value	$ 778,474	$ 2,893
Common Stock, No Par Value	$ 0	$ 0
Common Stock, Shares Authorized	160,000,000	160,000,000
Common Stock, Shares, Issued	68,730,731	68,730,731
Treasury Stock, Shares	10,684,496	10,463,677

CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest income
Loans, including fees	$ 249,751	$ 285,689	$ 306,075
Investment securities
Taxable	37,664	28,239	21,748
Tax-exempt	736	767	934
Total investment securities interest	38,400	29,006	22,682
Other earning assets	(7,221)	(5,878)	14,745
Total interest income	280,930	308,817	343,502
Interest expense
Deposits	24,625	40,781	58,336
Short-term borrowings	262	163	94
Long-term borrowings	2,702	3,586	8,341
Subordinated debentures and capital securities	0	391	1,221
Total interest expense	27,589	44,921	67,992
Net interest income	253,341	263,896	275,510
Provision for loan and lease losses - uncovered	19,117	19,210	33,564
Provision for loan and lease losses - covered	30,903	64,081	63,144
Net interest income after provision for loan and lease losses	203,321	180,605	178,802
Noninterest income
Service charges on deposit accounts	21,215	19,206	22,188
Trust and wealth management fees	13,951	14,340	13,862
Bankcard income	10,028	9,291	8,518
Net gains from sales of loans	4,570	4,258	4,632
Gains on sales of investment securities	3,628	2,541	0
FDIC loss sharing income	35,346	60,888	51,844
Accelerated discount on covered loans	13,662	20,521	29,067
Loss on preferred securities	0	0	(30)
Other	20,021	11,486	16,750
Total noninterest income	122,421	142,531	146,831
Noninterest expenses
Salaries and employee benefits	113,154	106,914	117,363
Net occupancy	20,682	21,410	22,555
Furniture and equipment	9,190	9,945	10,299
Data processing	8,837	5,716	5,152
Marketing	5,550	5,794	5,357
Communication	3,409	3,203	3,908
Professional services	7,269	9,636	9,169
Debt extinguishment	0	0	8,029
State intangible tax	3,899	3,583	4,843
FDIC assessments	4,682	5,676	8,312
Loss-other real estate owned	3,250	3,971	1,163
Loss-Covered other real estate owned	2,446	9,224	916
Loss sharing expense	10,725	3,600	615
Other	28,904	29,425	35,999
Total noninterest expenses	221,997	218,097	233,680
Income before income taxes	103,745	105,039	91,953
Income tax expense	36,442	38,300	32,702
Net income	67,303	66,739	59,251
Dividends on preferred stock	0	0	1,865
Income available to common shareholders	$ 67,303	$ 66,739	$ 57,386
Earnings per common share
Basic	$ 1.16	$ 1.16	$ 1.01
Diluted	$ 1.14	$ 1.14	$ 0.99
Average common shares outstanding-basic	57,876,685	57,691,979	56,969,491
Average common shares outstanding-diluted	58,868,792	58,693,205	57,993,078

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Other Comprehensive Income [Abstract]
Net income	$ 67,303	$ 66,739	$ 59,251
Other comprehensive income, net of tax
Unrealized gains (losses) on investment securities arising during the period	133	3,605	(1,160)
Change in retirement obligation	2,798	(12,854)	479
Unrealized (loss) gain on derivatives	(143)	391	(1,322)
Unrealized gain (loss) on foreign currency exchange	25	(588)	446
Other comprehensive income (loss)	2,813	(9,446)	(1,557)
Comprehensive income	$ 70,116	$ 57,293	$ 57,694

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Preferred Stock	Common Stock	Retained earnings	Accumulated other comprehensive income (loss)	Treasury stock
Beginning Balances at Dec. 31, 2009	$ 649,958	$ 79,195	$ 490,532	$ 276,119	$ (10,487)	$ (185,401)
Beginning Balances (in shares) at Dec. 31, 2009		80,000	62,358,614			(10,924,793)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	59,251			59,251
Other comprehensive income (loss)	(1,557)				(1,557)
Issuance of common stock (in shares)			6,372,117
Issuance of common stock	91,224		91,224
Preferred stock-CPP payoff (in shares)		80,000
Preferred stock-CPP payoff	(79,235)	(79,235)
Cash dividends declared :
Common stock at $1.18 per share in 2012, $0.78 per share in 2011 and $0.40 per share in 2010	(23,194)			(23,194)
Preferred stock	(1,100)			(1,100)
Discount on preferred stock	(765)	40		(805)
Excess tax benefit on share-based compensation	535		535
Exercise of stock options, net of shares purchased (in shares)						88,794
Exercise of stock options, net of shares purchased	(186)		(1,692)			1,506
Restricted stock awards, net of forfeitures (in shares)						170,245
Restricted stock awards, net of forfeitures	(621)		(3,586)			2,965
Share-based compensation expense	3,084		3,084
Ending Balances at Dec. 31, 2010	697,394	0	580,097	310,271	(12,044)	(180,930)
Ending Balances (in shares) at Dec. 31, 2010		0	68,730,731			(10,665,754)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	66,739			66,739
Other comprehensive income (loss)	(9,446)				(9,446)
Cash dividends declared :
Common stock at $1.18 per share in 2012, $0.78 per share in 2011 and $0.40 per share in 2010	(45,659)			(45,659)
Excess tax benefit on share-based compensation	259		259
Exercise of stock options, net of shares purchased (in shares)						23,492
Exercise of stock options, net of shares purchased	(87)		(485)			398
Restricted stock awards, net of forfeitures (in shares)						178,585
Restricted stock awards, net of forfeitures	(914)		(3,935)			3,021
Share-based compensation expense	3,935		3,935
Ending Balances at Dec. 31, 2011	712,221	0	579,871	331,351	(21,490)	(177,511)
Ending Balances (in shares) at Dec. 31, 2011		0	68,730,731			(10,463,677)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	67,303			67,303
Other comprehensive income (loss)	2,813				2,813
Cash dividends declared :
Common stock at $1.18 per share in 2012, $0.78 per share in 2011 and $0.40 per share in 2010	(68,650)			(68,650)
Treasury Stock, Shares, Acquired	460,500					(460,500)
Treasury Stock, Value, Acquired, Cost Method	(6,806)					(6,806)
Excess tax benefit on share-based compensation	438		438
Exercise of stock options, net of shares purchased (in shares)	302,824					75,232
Exercise of stock options, net of shares purchased	(4)		(1,280)			1,276
Restricted stock awards, net of forfeitures (in shares)						164,449
Restricted stock awards, net of forfeitures	(1,076)		(3,922)			2,846
Share-based compensation expense	4,186		4,186
Ending Balances at Dec. 31, 2012	$ 710,425	$ 0	$ 579,293	$ 330,004	$ (18,677)	$ (180,195)
Ending Balances (in shares) at Dec. 31, 2012		0	68,730,731			(10,684,496)

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Common Stock, Dividends, Per Share, Declared	$ 1.18	$ 0.78	$ 0.4

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities
Net income	$ 67,303	$ 66,739	$ 59,251
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan and lease losses	50,020	83,291	96,708
Depreciation and amortization	15,833	11,951	10,978
Stock-based compensation expense	4,186	3,935	3,084
Pension (income) expense	(481)	(1,349)	2,011
Net amortization of premiums/accretion of discounts on investment securities	12,171	5,224	998
Gains on sales of investments securities	(3,628)	(2,541)	0
Loss on trading securities	0	0	30
Originations of loans held for sale	(223,075)	(157,825)	(166,333)
Net gains from sales of loans held for sale	(4,570)	(4,258)	(4,632)
Proceeds from sales of loans held for sale	232,523	166,541	146,029
Deferred income taxes	(14,085)	(14,463)	(11,460)
Decrease (increase) in interest receivable	3,267	(1,438)	8,584
Decrease (increase) in cash surrender value of life insurance	1,422	(805)	(3,819)
Decrease in prepaid expenses	5,321	6,230	4,832
Decrease in indemnification asset	53,402	49,639	64,759
(Increase) decrease in accrued expenses	3,374	(17,422)	7,828
(Decrease) increase in interest payable	(1,686)	(1,853)	757
Contribution to pension plan	0	0	(60,000)
Other	10,537	11,482	25,410
Net cash provided by operating activities	211,834	203,078	185,015
Investing activities
Proceeds from sales of investment securities available-for-sale	240,316	165,153	0
Proceeds from calls, paydowns and maturities of securities available-for-sale	269,236	342,973	168,385
Purchases of securities available-for-sale	(1,022,772)	(1,027,754)	(618,978)
Proceeds from calls, paydowns and maturities of securities held-to-maturity	154,071	12,002	1,288
Purchases of securities held-to-maturity	(7,521)	0	(577)
Net decrease (increase) in interest-bearing deposits with other banks	351,057	(198,446)	85,065
Net (increase) decrease in loans and leases, excluding covered loans	(240,113)	(53,946)	24,746
Net decrease in covered assets	255,905	340,877	374,532
Proceeds from disposal of other real estate owned	35,357	40,994	14,168
Purchases of premises and equipment	(25,502)	(23,541)	(22,789)
Net cash acquired from acquisition	0	620,640	0
Net cash provided by investing activities	10,034	218,952	25,840
Financing activities
Net decrease in total deposits	(687,000)	(310,029)	(204,391)
Net increase in short-term borrowings	525,139	39,589	22,412
Payments on long-term borrowings	(1,313)	(52,308)	(255,486)
Redemption of other long-term debt	0	(20,620)	0
Cash dividends paid on common stock	(67,797)	(35,312)	(22,490)
Cash dividends paid on preferred stock	0	0	(1,100)
Redemption of preferred stock	0	0	(80,000)
Issuance of common stock, net of issuance costs	0	0	91,224
Treasury stock purchase	(6,806)	0	0
Proceeds from exercise of stock options	320	63	272
Excess tax benefit on share-based compensation	438	259	535
Net cash used in financing activities	(237,019)	(378,358)	(449,024)
Cash and cash equivalents:
Net (decrease) increase in Cash and Due from Banks	(15,151)	43,672	(238,169)
Cash and Due from Banks at beginning of year	149,653	105,981	344,150
Cash and Due from Banks at end of year	134,502	149,653	105,981
Supplemental disclosures
Interest paid	29,276	46,774	67,235
Income taxes paid	54,685	60,438	45,665
Acquisition of other real estate owned through foreclosure	29,956	53,865	50,714
Stock Issued During Period, Value, Restricted Stock Award, Gross	4,943	4,188	4,719
Branch Acquisitions [Member]
Acquisitions
Assets acquired - banking center acquisitions	0	765,125	0
Liabilities assumed - banking center acquisitions	0	808,355	0
Goodwill	$ 0	$ 43,230	$ 0

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Notes)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
BASIS OF PRESENTATION
Summary Of Significant Accounting Policies

Basis of presentation. The Consolidated Financial Statements of First Financial Bancorp. (First Financial or the Company), a bank holding company, principally serving Ohio, Indiana and Kentucky, include the accounts and operations of First Financial and its wholly owned subsidiary, First Financial Bank, N.A. (First Financial Bank or the Bank). All significant intercompany transactions and accounts have been eliminated in consolidation. Certain reclassifications of prior years' amounts have been made to conform to current year presentation. Such reclassifications had no effect on net earnings.

Use of estimates. The preparation of Consolidated Financial Statements in conformity with U.S. Generally Accepted Accounting Principles (GAAP) requires management to make estimates, assumptions and judgments that affect the amounts reported in the Consolidated Financial Statements and accompanying Notes. Actual realized amounts could differ materially from those estimates.

Investment securities. First Financial classifies debt and equity securities into three categories: trading, held-to-maturity and available-for-sale.

Management determines the appropriate classification of investment securities at the time of purchase and reevaluates such designation as of each balance sheet date. Investment securities are classified as held-to-maturity when First Financial has the positive intent and ability to hold the securities to maturity. Held-to-maturity securities are stated at amortized cost.

Investment securities classified as trading are held principally for resale in the near term and are recorded at fair value. Gains or losses, either unrealized or realized, are reported in noninterest income. Quoted market prices are used to determine the fair value of trading securities.

Investment securities not classified as either held-to-maturity or trading are classified as available-for-sale. Available-for-sale securities are recorded at fair value, with the unrealized gains and losses, net of tax, reported as a separate component of accumulated other comprehensive income (loss) in shareholders' equity.

The amortized cost of investment securities classified as either held-to-maturity or available-for-sale is adjusted for amortization of premiums and accretion of discounts to maturity, or in the case of mortgage-backed securities, over the estimated life of the security. Such amortization is considered an adjustment to the yield on the security and included in interest income from investments. Interest and dividends are included in interest income from investment securities.

Realized gains and losses are based on amortized cost of the security sold using the specific identification method. Available-for-sale and held-to-maturity securities are reviewed quarterly for potential impairment in fair value. In performing this review, management considers the length of time and extent to which the security’s fair value has been less than amortized cost, the financial condition and near-term prospects of the issuer and the ability and intent of First Financial to hold the security for a period sufficient to allow for any anticipated recovery in fair value. If the fair value of a security is less than the amortized cost and the impairment is determined to be other-than-temporary, the security is written down, establishing a new and reduced cost basis. The related charge is recorded in the Consolidated Statements of Income.

Other investments include holdings in Federal Reserve Bank (FRB) stock and Federal Home Loan Bank (FHLB) stock. FRB and FHLB stock are both carried at cost.

Loans held for sale. Loans held for sale may come from two sources: residential real estate loans newly originated for the purpose of sale to third parties and in certain circumstances, previously originated loans that have been specifically identified by management for sale based on predetermined criteria. Loans originated for sale are placed immediately into that category upon origination and are considered to be at fair market value due to the commitment to sell in a short timeframe. Loans transferred to held for sale status are carried at the lower of cost or fair value with any difference charged to the allowance for loan and lease losses. Any subsequent change in carrying value of transferred loans, not to exceed original cost, is recorded in the Consolidated Statements of Income.

Loans and leases, excluding covered loans. Loans and leases for which First Financial has the intent and ability to hold for the foreseeable future, or until maturity or payoff, are classified in the Consolidated Balance Sheets as loans and leases. Except for loans which are subject to fair value requirements, loans and leases are carried at the principal amount outstanding, net of unamortized deferred loan origination fees and costs and net of unearned income. Loan origination and commitment fees received, as well as certain direct loan origination costs paid, are deferred, and the net amount is amortized as an adjustment to the related loan's yield. Interest income is recorded on an accrual basis. The accrual of interest income is discontinued and previously accrued, but unpaid interest is reversed when a loan is placed in nonaccrual status. Any payments received while a loan is in nonaccrual status are applied as a reduction to the carrying value of the loan. A loan may be placed back on accrual status if all contractual payments have been received and collection of future principal and interest payments is no longer doubtful.

Allowance for loan and lease losses, excluding covered loans. For each reporting period, management maintains the allowance for loan and lease losses at a level that it considers sufficient to absorb probable loan and lease losses inherent in the portfolio. Management determines the adequacy of the allowance based on historical loss experience as well as other significant factors such as composition of the portfolio, economic conditions, geographic footprint, the results of periodic internal and external evaluations of delinquent, nonaccrual and classified loans and any other adverse situations that may affect a specific borrower's ability to repay (including the timing of future payments). This evaluation is inherently subjective as it requires utilizing material estimates that may be susceptible to significant change. Allocation of the allowance may be made for specific loans, but the entire allowance is available for any loan that, in management's judgment, is deemed to be uncollectible.

Management's determination of the adequacy of the allowance is based on an assessment of the probable loan and lease losses inherent in the portfolio given the conditions at the time. The allowance is increased by provisions charged to expense and decreased by actual charge-offs, net of recoveries of amounts previously charged-off. Loans are charged off when management believes that the collection of the principal amount owed in full, either through payments from the borrower or from the liquidation of collateral, is unlikely.

In the commercial portfolio, which includes time and demand notes, tax-exempt loans and commercial real estate loans, non-homogeneous loan relationships greater than $250,000 that are considered impaired or designated as a troubled debt restructuring (TDR) are evaluated to determine the need for a specific allowance based on the borrower's overall financial condition, resources and payment record, support from guarantors and the realizable value of any collateral.

The allowance for non-impaired commercial loans and impaired commercial loan relationships less than $250,000 includes a process of estimating the probable losses inherent in the portfolio by category, based on First Financial's internal system of credit risk ratings and historical loss data. These estimates may also be adjusted for management's estimate of probable losses on specific loan types dependent upon trends in the values of the underlying collateral, delinquent and nonaccrual loans, prevailing economic conditions, changes in lending strategies and other influencing factors.

Consumer loans are generally evaluated by asset type (i.e., residential real estate, installment, etc.), as these loans exhibit homogeneous characteristics. The allowance for consumer loans, which includes residential real estate, installment, home equity, credit card loans and overdrafts, is established by estimating losses inherent in each particular category of consumer loans. The estimate of losses is primarily based on historical loss rates for each category, as well as trends in delinquent and nonaccrual loans, prevailing economic conditions and other significant influencing factors. Consumer loans greater than $100,000 whose terms have been modified in a TDR are individually analyzed for estimated impairment.

Covered loans. Loans acquired in Federal Deposit Insurance Corporation (FDIC)-assisted transactions that are initially covered under loss sharing agreements are referred to as covered loans. Covered loans were recorded at their estimated fair value at the time of acquisition. Estimated fair values for covered loans were based on a discounted cash flow methodology that considered various factors including the type of loan and related collateral, classification status, interest rate, term of loan, whether or not the loan was amortizing and a discount rate reflecting the Company's assessment of risk inherent in the cash flow estimates. Covered loans were grouped together according to similar characteristics and were treated in the aggregate when applying various valuation techniques.

First Financial evaluates purchased loans for impairment in accordance with the provisions of FASB Accounting Standards Codification (ASC) Topic 310-30, Loans and Debt Securities Acquired with Deteriorated Credit Quality. First Financial is accounting for covered loans under FASB ASC Topic 310-30 except for loans with revolving privileges, which are outside the scope of this guidance, and loans for which cash flows could not be estimated, which are accounted for under the cost recovery method. Loans accounted for under FASB ASC Topic 310-30 are referred to as purchased impaired loans. Interest income, through accretion of the difference between the carrying value of the loans and the expected cash flows (accretable difference) is recognized on all covered purchased impaired loans.

For purposes of applying the guidance under FASB ASC Topic 310-30, First Financial groups acquired loans into pools based on common risk characteristics. Expected cash flows are re-estimated periodically for all purchased impaired loans. The cash flows expected to be collected are estimated based upon the expected remaining life of the underlying loans, which includes the effects of estimated prepayments. Generally, a decline in expected cash flows for a pool of loans is referred to as impairment and recorded as provision expense on a discounted basis during the period (see "Allowance for loan and lease losses - covered loans" below). Improvement in expected cash flows for a pool of loans, once any previously recorded impairment is recaptured, is recognized prospectively as an adjustment to the yield on the loans in the pool. These cash flow evaluations are inherently subjective as they require material estimates, all of which may be susceptible to significant change.

In addition to the accretion income discussed above, covered loans impact noninterest income as well. For covered loans that prepay, noninterest income may be recorded related to the recovery of any remaining accretable difference and the net recovery of the value adjustment associated with assumed credit impairment offset by a corresponding valuation adjustment on the FDIC indemnification asset. This scenario can occur either through a loan sale or ordinary prepayments that are typical in a loan portfolio.

Covered loans outside the scope of FASB ASC Topic 310-30 are accounted for under FASB ASC Topic 310-20, Receivables-Nonrefundable Fees and Costs. Discounts created when the loans were recorded at their estimated fair values at acquisition are amortized over the remaining term of the loan as an adjustment to the related loan's yield. The accrual of interest income is discontinued when the collection of a loan or interest, in whole or in part, is doubtful.

Allowance for loan and lease losses, covered loans. First Financial maintains an allowance for loan and lease losses on covered loans. For loans accounted for under FASB ASC Topic 310-30, expected cash flows are re-estimated periodically with any decline in expected cash flows recorded as provision expense on a discounted basis during the period. These cash flow evaluations are inherently subjective as they require material estimates, all of which may be susceptible to significant change. The related, estimated reimbursement on covered loan losses due from the FDIC under loss sharing agreements is recorded as both FDIC loss sharing income and an increase to the FDIC indemnification asset.

FDIC indemnification asset. The FDIC indemnification asset results from the loss sharing agreements entered into in conjunction with First Financial's FDIC-assisted transactions and is measured separately from the related assets covered by loss sharing agreements with the FDIC (covered assets) as it is not contractually embedded in those assets and is not transferable should First Financial choose to dispose of the covered assets. The FDIC indemnification asset represents expected reimbursements from the FDIC for losses on covered loans. Pursuant to the terms of the loss sharing agreements, covered loans are subject to stated loss thresholds whereby the FDIC will reimburse First Financial for 80% of losses up to the stated loss thresholds, and 95% of losses in excess of the thresholds. The FDIC indemnification asset was recorded at estimated fair values at the time of the FDIC-assisted transaction. Fair values were estimated using projected cash flows related to the loss sharing agreements based on the expected reimbursements for losses and the applicable loss sharing percentages. These cash flows were discounted to reflect the uncertainty of the timing of the loss sharing reimbursement from the FDIC.

The accounting for FDIC indemnification assets is closely related to the accounting for the underlying, indemnified assets. First Financial re-estimates the expected indemnification asset cash flows in conjunction with the periodic re-estimation of cash flows on covered loans accounted for under FASB ASC Topic 310-30. Improvements in cash flow expectations on covered loans generally result in a related decline in the expected indemnification cash flows and are reflected as a yield adjustment on the indemnification asset. Declines in cash flow expectations on covered loans generally result in an increase in expected indemnification cash flows and are reflected as both FDIC loss sharing income and an increase to the indemnification asset.

Premises and equipment. Premises and equipment are stated at cost, less accumulated depreciation and amortization. Depreciation and amortization are computed principally on the straight-line method over the estimated useful lives of the assets. Useful lives generally range from 10 to 40 years for building and building improvements; 3 to 10 years for furniture, fixtures and equipment; and 3 to 5 years for software, hardware and data handling equipment. Land improvements are depreciated over 20 years and leasehold improvements are depreciated over the lesser of the base term of the respective lease or the asset useful life. Premises and equipment are evaluated for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Maintenance and repairs are charged to operations as incurred.

Goodwill and other indefinite lived intangible assets. Under accounting for business combinations, the net assets of entities acquired by First Financial are recorded at their estimated fair value at the date of acquisition. The excess cost of the acquisition over the fair value of net assets acquired is recorded as goodwill. Goodwill and intangible assets deemed to have indefinite lives, if any, are not amortized, but are subject to annual impairment tests.

Core deposit intangibles. Core deposit intangibles represent the estimated value of acquired relationships with deposit customers. The estimated fair value of core deposit intangibles are based on a discounted cash flow methodology that gives appropriate consideration to expected customer attrition rates, cost of the deposit base, reserve requirements and the net maintenance cost attributable to customer deposits. Core deposit intangibles are amortized on an accelerated basis over their useful lives.

Other real estate owned (OREO). OREO represents properties primarily acquired by First Financial's bank subsidiary through loan defaults by clients. OREO properties are recorded at the lower of cost or fair value, minus estimated costs to sell, at the date acquired. Management performs periodic valuations to assess the adequacy of the recorded OREO balances. When management disposes of an OREO property, any gains or losses realized at the time of disposal are reflected in the Consolidated Statements of Income.

Other real estate owned – covered (Covered OREO). Covered OREO represents properties primarily acquired by First Financial's bank subsidiary through loan defaults by clients on covered loans. Pursuant to the terms of the loss sharing agreements, covered assets are subject to stated loss thresholds whereby the FDIC will reimburse First Financial for 80% of losses up to the stated loss thresholds, and 95% of losses in excess of the thresholds. Covered OREO properties are recorded at the lower of cost or fair value, minus estimated costs to sell, at the date acquired. Management performs periodic valuations to assess the adequacy of the recorded OREO balances. When management disposes of an OREO property, any gains or losses realized at the time of disposal are reflected in the Consolidated Statements of Income, and, in general, are substantially offset by a related adjustment to the FDIC indemnification asset.

Income taxes. First Financial and its subsidiaries file a consolidated federal income tax return. Each subsidiary provides for income taxes on a separate return basis, and remits to First Financial amounts determined to be currently payable. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Interest and penalties on income tax assessments or income tax refunds are recognized in the Consolidated Financial Statements as a component of noninterest expense.

Pension. First Financial sponsors a non-contributory defined benefit pension plan covering substantially all employees. The measurement of the accrued benefit liability and the annual pension expense involves actuarial and economic assumptions. The assumptions used in pension accounting include those related to the discount rates, the expected return on plan assets and the rate of compensation increase.

Derivative instruments. First Financial accounts for its derivative financial instruments in accordance with FASB ASC Topic 815, Derivatives and Hedging. FASB ASC Topic 815 requires all derivative instruments to be carried at fair value on the balance sheet. First Financial designates derivative instruments used to manage interest rate risk as hedging relationships with certain assets or liabilities being hedged.

First Financial utilizes derivative instruments, primarily interest rate swaps, designated as fair value hedges to meet the needs of clients and mitigate exposure to changes in the fair value of an asset, liability or firm commitment attributable to a particular risk, such as interest rate risk. As the critical terms of the hedged financial instruments and the derivative instruments coincide, the changes in the fair value of the hedged financial instruments and the derivative instruments offset and the hedges are considered to be highly effective. For interest rate swaps designated as fair value hedges, the fair value of the interest rate swap is recognized on the Consolidated Balance Sheets as either a freestanding asset or liability with a corresponding adjustment to the hedged financial instrument. Subsequent adjustments due to changes in the fair value of a derivative that qualifies as a fair value hedge are offset in current period earnings. Derivative gains or losses not considered effective in hedging the change in fair value of the hedged item, if any, are recognized immediately in the Consolidated Statements of Income.

First Financial utilizes derivative instruments, primarily interest rate swaps, designated as cash flow hedges to manage the variability of cash flows, primarily net interest income, attributable to changes in interest rates. The net interest receivable or payable on an interest rate swap designated as a cash flow hedge is accrued and recognized as an adjustment to interest income or interest expense. For interest rate swaps designated as cash flow hedges, the fair value of the interest rate swaps is included within accrued interest and other assets on the Consolidated Balance Sheets. Changes in the fair value of the interest rate swap are included in accumulated comprehensive income (loss). Derivative gains and losses not considered effective in hedging the cash flows related to the underlying assets or liabilities, if any, are recognized immediately in the Consolidated Statement of Income.

Like other financial instruments, derivatives contain an element of credit risk, which is the possibility that First Financial will incur a loss because a counterparty fails to meet its contractual obligations. Generally, the credit risk associated with interest rate swaps is significantly less than the notional values associated with these instruments. The notional values represent contractual balances on which the calculations of amounts to be exchanged are based. First Financial manages this credit risk through counterparty credit policies.

Stock-based compensation. First Financial grants stock-based awards, including restricted stock awards for and options to purchase the Company’s common stock. Stock option grants are for a fixed number of shares to employees and directors with an exercise price equal to the fair value of the shares at the date of grant. Stock-based compensation expense is recognized in the Consolidated Statements of Income on a straight-line basis over the vesting period. The amortization of stock-based compensation expense reflects estimated forfeitures adjusted for actual forfeiture experience. As compensation expense is recognized, a deferred tax asset is recorded that represents an estimate of the future tax deduction from exercise. At the time stock-based awards are exercised, are canceled or expire, First Financial may be required to recognize an adjustment to tax expense.

Earnings per share. Basic net income per common share is computed by dividing net income available to common shareholders by the weighted average number of shares of common stock outstanding during the period. Diluted net income per common share is computed by dividing net income available to common shareholders by the weighted average number of common shares outstanding, unvested shares and dilutive common stock equivalents outstanding during the period. Common stock equivalents consist of common stock issuable under the assumed exercise of stock options granted under First Financial's stock plans and the assumed conversion of common stock warrants, using the treasury stock method.

Cash and Due from Banks. Cash and due from banks consist of currency, coin and cash items due from banks. Cash items due from banks include noninterest bearing deposits held at other banks.

Segments and related information. In 2012, management continued to review operating performance and make decisions as one banking segment in contiguous geographic markets.

RECENTLY ADOPTED AND ISSUED ACCOUNTING STANDARDS	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
RECENTLY ADOPTED AND ISSUED ACCOUNTING STANDARDS
Recently Adopted and Issued Accounting Standards

In April 2011, the FASB issued an update (ASU No. 2011-03, Reconsideration of Effective Control for Repurchase Agreements), which simplified the accounting for arrangements such as repurchase and securities lending agreements. The collateral maintenance requirement was eliminated from the assessment of effective control, which could result in more transactions being accounted for as secured borrowings rather than sales. The assessment of effective control focuses on a transferor's contractual rights and obligations, not the amount of collateral obtained to repurchase or redeem the transferred financial asset. Under the amended guidance, a transferor maintains effective control over transferred financial assets, and thus accounts for the transfer as a secured borrowing, if there is an agreement that both entitles and obligates the transferor to repurchase the financial assets before maturity and all of the conditions already described in FASB ASC Topic 860, Transfers and Servicing, are met. The provisions of ASU 2011-03 became effective for First Financial for the interim reporting period ended March 31, 2012. This update did not have a material impact on the Consolidated Financial Statements.

In May 2011, the FASB issued an update (ASU No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs), which expanded the disclosure requirements around fair value measurements categorized in Level 3 of the fair value hierarchy and required disclosure of the level in the fair value hierarchy of items that are not measured at fair value but whose fair value must be disclosed.  It also clarified and expanded upon existing requirements for fair value measurements of financial assets and liabilities as well as instruments classified in shareholders' equity.  The provisions of ASU 2011-04 became effective for First Financial for the interim reporting period ended March 31, 2012. For further detail, see Note 14 – Fair Value Disclosures.

In June 2011, the FASB issued an update (ASU 2011-05, Presentation of Comprehensive Income), which revised the manner in which entities present comprehensive income in their financial statements. This update eliminated the option to present components of other comprehensive income (OCI) as part of the statement of changes in stockholders' equity.  The amendments to the existing standard required that all non-owner changes in stockholders' equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements.  Under either method, adjustments must be displayed for items that are reclassified from OCI to net income, in both net income and OCI.  The amendments to the existing standard did not change the option for presenting components of OCI gross or net of the effect of income taxes, provided that such tax effects are presented in the statement in which OCI is presented or disclosed in the notes to the financial statements.  Additionally, the standard did not affect the calculation or reporting of earnings per share.  The provisions of ASU 2011-05 became effective for First Financial for the interim reporting period ended March 31, 2012. This update resulted in the inclusion of the Consolidated Statements of Comprehensive Income in the Consolidated Financial Statements.

In September 2011, the FASB issued an update (ASU 2011-08, Testing Goodwill for Impairment), to simplify the current two-step goodwill impairment test in FASB ASC Topic 350-20, Intangibles - Goodwill and Other: Goodwill. This update granted entities the option to first perform a qualitative assessment to determine whether it is more likely than not (a likelihood of more than 50 percent) that the fair value of a reporting unit is less than its carrying amount. If the entity determined that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, it would then perform the first step of the goodwill impairment test; otherwise, no further impairment test is required. The provisions of ASU 2011-08 became effective for First Financial for the interim reporting period ended March 31, 2012. This update did not have a material impact on the Consolidated Financial Statements.

In December 2011, the FASB issued an update (ASU 2011-11, Disclosures About Offsetting Assets and Liabilities), which creates new disclosure requirements about the nature of an entity's rights of offset and related arrangements associated with its financial instruments and derivative instruments. New disclosure requirements will be required for recognized financial and derivative instruments that are offset in accordance with the guidance in FASB ASC Topic 210-20-45, Balance Sheet - Offsetting - Other Presentation Matters, FASB ASC Topic 815-10-45, Derivatives and Hedging - Other Presentation Matters, or are subject to an enforceable master netting arrangement or similar agreement. Recognized assets and liabilities within the scope of this update include financial instruments such as derivatives, repurchase agreements, reverse repurchase agreements and securities lending and borrowing arrangements subject to master netting arrangements. An entity will be required to disclose information to enable users of its financial statements to evaluate the effect or potential effect of netting arrangements on its financial position, including the effect or potential effect of rights of set-off associated with certain financial instruments and derivative instruments. This guidance is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance must be applied retrospectively for any period presented that begins before an entity's date of initial application. First Financial does not anticipate this update will have a material impact on its Consolidated Financial Statements.

In July 2012, the FASB issued an update (ASU 2012-02, Intangibles—Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment), which allows an entity testing an indefinite-lived intangible asset for impairment the option of performing a qualitative assessment before calculating the fair value of the asset, similar to the guidance set forth in ASU 2011-08. This update also addresses circumstances that an entity should consider in interim periods, but does not remove the requirement for testing of indefinite-lived intangible assets for impairment annually and between annual tests if there is a change in events and circumstances. The provisions of ASU 2012-02 become effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. First Financial does not anticipate this update will have a material impact on its Consolidated Financial Statements.

In October 2012, the FASB issued an update (ASU 2012-06, Business Combinations (Topic 805): Subsequent Accounting for an Indemnification Asset Recognized at the Acquisition Date as a Result of a Government-Assisted Acquisition of a Financial Institution), which clarifies the applicable guidance for subsequently measuring an indemnification asset recognized as a result of a government-assisted acquisition of a financial institution. When a reporting entity recognizes an indemnification asset (in accordance with Subtopic 805-20) as a result of a government-assisted acquisition of a financial institution and subsequently a change in the cash flows expected to be collected on the indemnification asset occurs (as a result of a change in cash flows expected to be collected on the assets subject to indemnification), the reporting entity should subsequently account for the change in the measurement of the indemnification asset on the same basis as the change in the assets subject to indemnification. Any amortization of changes in value should be limited to the contractual term of the indemnification agreement (that is, the lesser of the term of the indemnification agreement and the remaining life of the indemnified assets). The provisions of ASU 2012-06 shall be effective for fiscal years, and interim periods within those years, beginning on or after December 15, 2012. As First Financial's accounting for FDIC indemnification assets is consistent with the guidance in ASU 2012-06, the Company does not anticipate this update will have a material impact on its Consolidated Financial Statements.

BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
BUSINESS COMBINATIONS
Business Combinations

On September 23, 2011, First Financial Bank completed the purchase of 16 Ohio-based retail banking centers from Liberty Savings Bank, FSB (Liberty) including $126.5 million of performing loans and $341.9 million of deposits at their estimated fair values. First Financial also acquired $3.8 million of fixed assets at estimated fair value and paid Liberty a $22.4 million net deposit premium. Assets acquired in this transaction are not subject to a loss sharing agreement. First Financial recorded $17.1 million of goodwill related to the Liberty banking center acquisition.

Loans acquired in conjunction with the Liberty banking center acquisition were evaluated for impairment in accordance with FASB ASC Topic 310-30, Loans and Debt Securities Acquired with Deteriorated Credit Quality. First Financial determined that the acquired loans were not impaired and is accounting for them under FASB ASC Topic 310-20, Receivables-Nonrefundable Fees and Costs.

On December 2, 2011, First Financial Bank completed the purchase of 22 Indiana-based retail banking centers from Flagstar Bank, FSB (Flagstar) and assumed approximately $464.7 million of deposits at their estimated fair value. First Financial also acquired $6.6 million of fixed assets at estimated fair value and paid Flagstar a $22.5 million net deposit premium. Assets acquired in this transaction are not subject to a loss sharing agreement. First Financial recorded $26.1 million of goodwill related to the Flagstar banking center acquisition.

The Liberty and Flagstar banking center acquisitions were accounted for in accordance with FASB ASC Topic 805, Business Combinations.

GOODWILL AND OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS
Goodwill and Other Intangible Assets

Goodwill. Assets and liabilities of acquired entities are recorded at their estimated fair values as of the acquisition date and are subject to refinement for up to one year as additional information relative to initial estimated fair value data becomes available. The excess cost of the acquisition over the fair value of net assets acquired is recorded as goodwill. First Financial recorded additions to goodwill in 2011 related to the banking center acquisitions. First Financial expects all of the goodwill resulting from these acquisitions to be deductible for tax purposes.

Changes in the carrying amount of goodwill for the year ended December 31, 2011 are shown below. There were no changes recorded to goodwill during 2012.

(Dollars in thousands)
Balance at December 31, 2010	$51,820
Goodwill acquired:
Liberty banking center acquisition	17,102
Flagstar banking center acquisition	26,128
Balance at December 31, 2011	$95,050

Goodwill is not amortized, but is measured for impairment on an annual basis as of October 1 of each year or whenever events or changes in circumstances indicate that the fair value of a reporting unit may be below its carrying value.  First Financial performed its annual impairment test of goodwill as of October 1, 2012 and no impairment was indicated.  As of December 31, 2012, no events or changes in circumstances indicated that the fair value of a reporting unit was below its carrying value.

Other intangible assets. Other intangible assets primarily consist of core deposit intangibles.  Core deposit intangibles are recorded at their estimated fair value at the date of acquisition and are then amortized on an accelerated basis over their estimated useful lives. First Financial recorded $4.0 million of core deposit intangibles associated with the Liberty banking center acquisition and $3.0 million of core deposit intangibles associated with the Flagstar banking center acquisition during 2011, contributing to a total of $9.9 million of core deposit intangibles as of December 31, 2011. As of December 31, 2012, core deposit intangibles were $7.4 million. First Financial's core deposit intangibles have an estimated weighted average remaining life of 7.8 years as of December 31, 2012. Amortization expense recognized on intangible assets for 2012, 2011 and 2010 was $2.6 million, $1.2 million and $1.3 million, respectively.

RESTRICTIONS ON CASH AND DUE FROM BANK ACCOUNTS	12 Months Ended
Dec. 31, 2012
Restrictions On Cash And Due From Bank Accounts [Abstract]
Restrictions On Cash And Due From Bank Accounts [Text Block]
Restrictions On Cash And Due From Bank Accounts

First Financial's bank subsidiary is required to maintain average reserve balances either in the form of vault cash or reserves held on deposit with the Federal Reserve Bank, Federal Home Loan Bank or in pass-through reserve accounts with correspondent banks. The average amounts of these required reserve balances, based upon the average level of First Financial's transaction accounts, for 2012 and 2011 were approximately $41.3 million and $33.3 million, respectively. Additionally, First Financial had $2.0 million of cash acquired in conjunction with the Irwin transaction that was restricted for withdrawal and usage as of December 31, 2012 and 2011.

RESTRICTIONS ON SUBSIDIARY DIVIDENDS, LOANS, OR ADVANCES (Subsidiaries [Member])	12 Months Ended
Dec. 31, 2012
Subsidiaries [Member]
Restrictions on Subsidiary Dividends, Loans or Advances [Line Items]
Restrictions on Subsidiary Dividends, Loans and Advances [Text Block]
Restrictions On Subsidiary Dividends, Loans Or Advances

Dividends paid by First Financial to its shareholders are principally funded through dividends paid to First Financial by its subsidiaries. However, certain restrictions exist regarding the ability of bank subsidiaries to transfer funds to First Financial in the form of cash dividends, loans or advances. The approval of the subsidiaries' respective primary federal regulators is required for First Financial's subsidiaries to pay dividends in excess of regulatory limitations, which is equal to the net income of the current year through the dividend date, combined with its retained net income of the preceding two years. As of December 31, 2012, First Financial's subsidiaries had retained earnings of $350.3 million of which $29.1 million was available for distribution to First Financial without prior regulatory approval.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
Commitments And Contingencies

In the normal course of business, First Financial offers a variety of financial instruments with off-balance-sheet risk to its clients to assist them in meeting their liquidity and credit enhancement requirements. These financial instruments include standby letters of credit and outstanding commitments to extend credit.  GAAP does not require these financial instruments to be recorded in the Consolidated Financial Statements.

First Financial’s exposure to credit loss, in the event of nonperformance by the counterparty to the financial instrument for standby letters of credit and outstanding commitments to extend credit, is represented by the contractual amounts of those instruments.  First Financial uses the same credit policies in issuing commitments and conditional obligations as it does for on-balance-sheet credit instruments.

Letters of credit. These transactions are conditional commitments issued by First Financial to guarantee the performance of a client to a third party.  First Financial’s portfolio of standby letters of credit consists primarily of performance assurances made on behalf of clients who have a contractual commitment to produce or deliver goods or services.  The risk to First Financial arises from its obligation to make payment in the event of the clients’ contractual default to produce the contracted good or service to a third party.  First Financial has issued letters of credit (including standby letters of credit) aggregating $14.8 million and $20.0 million at December 31, 2012, and December 31, 2011, respectively. Management conducts regular reviews of these instruments on an individual client basis.

Loan commitments. Commitments to extend credit are agreements to lend to a client as long as there is no violation of any condition established in the agreement.  Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee.  Since many of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements.  First Financial evaluates each client’s creditworthiness on an individual basis.  The amount of collateral obtained, if deemed necessary by First Financial upon extension of credit, is based on management’s credit evaluation of the client.  The collateral held varies, but may include securities, real estate, inventory, plant or equipment.  First Financial had commitments outstanding to extend credit totaling $1.2 billion at both December 31, 2012, and December 31, 2011.

First Financial utilizes the allowance for loan and lease losses methodology to maintain a reserve that it considers sufficient to absorb probable losses inherent in standby letters of credit and outstanding loan commitments and records the reserve within Accrued interest and other liabilities on the Consolidated Balance Sheets. For further detail on the allowance for loan and lease losses methodology, see Note 1 – Summary of Significant Accounting Policies.

Contingencies/Litigation – First Financial and its subsidiaries are engaged in various matters of litigation, assertions of improper or fraudulent loan practices or lending violations and other matters from time to time, and have a number of unresolved claims pending. Additionally, as part of the ordinary course of business, First Financial and its subsidiaries are parties to litigation involving claims to the ownership of funds in particular accounts, the collection of delinquent accounts, challenges to security interests in collateral and foreclosure interests, that is incidental to our regular business activities. While the ultimate liability with respect to these other litigation matters and claims cannot be determined at this time, First Financial believes that damages, if any, and other amounts relating to pending matters are not probable or cannot be reasonably estimated as of December 31, 2012. Reserves are established for various matters of litigation, when appropriate under FASB ASC Topic 450, Contingencies, based in part upon the advice of legal counsel.

DERIVATIVES	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVES
Derivatives

First Financial uses certain derivative instruments, including interest rate caps, floors and swaps, to meet the needs of its clients while managing the interest rate risk associated with certain transactions.  First Financial does not use derivatives for speculative purposes and currently does not have any derivatives that are not designated as hedges.

While authorized to use a variety of derivative products, First Financial primarily utilizes interest rate swaps as a means to offer borrowers credit-based products that meet their needs and may from time to time utilize interest rate swaps to manage the macro interest rate risk profile of the Company. The interest rate swap agreements establish the basis on which interest rate payments are exchanged with counterparties, referred to as the notional amount.

The following table summarizes the notional values of derivative financial instruments utilized by First Financial by the nature of the underlying asset or liability:

	December 31,
(Dollars in thousands)	2012	2011
Fair Value Hedges
Instruments associated with loans	$935,493	$775,328
Cash flow hedges
Instruments associated with deposits	35,000	0
Total notional value	$970,493	$775,328

As only interest rate payments are exchanged, the cash requirements and credit risk associated with interest rate swaps are significantly less than the notional amount and the Company’s credit risk exposure is limited to the market value of the instrument. First Financial manages this market value credit risk through counterparty credit policies. These policies require the Company to maintain a total derivative notional position of less than 35% of assets, total credit exposure of less than 3% of capital and no single counterparty credit risk exposure greater than $20.0 million. The Company is currently well below all single counterparty and portfolio limits. At December 31, 2012, the Company had a total counterparty notional amount outstanding of approximately $509.1 million, spread among eight counterparties, with an outstanding liability from these contracts of $26.0 million. At December 31, 2011, First Financial had a total counterparty notional amount outstanding of $396.4 million, spread among seven counterparties, with an outstanding liability from these contracts of $27.3 million.

First Financial’s exposure to credit loss, in the event of nonperformance by a borrower, is limited to the market value of the derivative instrument associated with that borrower. First Financial monitors its derivative credit exposure to borrowers by monitoring the creditworthiness of the related loan customers through the normal credit review processes the Company performs on all borrowers. Additionally, the Company monitors derivative credit risk exposure related to problem loans through the Company's allowance for loan and lease losses committee. First Financial considers the market value of a derivative instrument to be part of the carrying value of the related loan for these purposes as the borrower is contractually obligated to pay First Financial this amount in the event the derivative contract is terminated.

In connection with its use of derivative instruments, First Financial is required from time to time to post cash collateral with its counterparties to offset its market position.  Derivative collateral balances were $23.7 million, and $24.4 million at December 31, 2012, and December 31, 2011, respectively. First Financial classifies the derivative cash collateral outstanding with its counterparties as an adjustment to the fair value of the derivative contracts within Accrued interest and other liabilities in the Consolidated Balance Sheets.

The following table summarizes the derivative financial instruments utilized by First Financial and their balances:

		December 31, 2012			December 31, 2011
			Estimated fair value			Estimated fair value
(Dollars in thousands)	Balance Sheet Location	Notional amount	Gain	Loss	Notional amount	Gain	Loss
Fair Value Hedges
Pay fixed interest rate swaps with counterparty	Accrued interest and other liabilities	$12,739	$0	$(1,445)	$17,456	$0	$(2,263)
Matched interest rate swaps with borrower	Accrued interest and other assets	461,377	24,135	0	378,936	24,566	0
Matched interest rate swaps with counterparty	Accrued interest and other liabilities	461,377	0	(24,978)	378,936	0	(25,860)
Cash flow hedges
Pay fixed interest rate swaps with counterparty	Accrued interest and other liabilities	35,000	0	(229)	0	0	0
Total		$970,493	$24,135	$(26,652)	$775,328	$24,566	$(28,123)

The following table details the derivative financial instruments, the average remaining maturities and the weighted-average interest rates being paid and received by First Financial at December 31, 2012:

				Weighted-Average Rate
(Dollars in thousands)	Notional amount	Average maturity (years)	Fair value	Receive	Pay
Asset conversion swaps
Pay fixed interest rate swaps with counterparty	$12,739	3.5	$(1,445)	2.29%	6.82%
Receive fixed, matched interest rate swaps with borrower	461,377	4.5	24,135	5.07%	3.73%
Pay fixed, matched interest rate swaps with counterparty	461,377	4.5	(24,978)	3.73%	5.07%
	935,493	4.4	(2,288)	4.37%	4.43%

Liability conversion swaps
Pay fixed interest rate swaps with counterparty	35,000	6.5	(229)	3.25%	4.02%
Total liability conversion swaps	35,000	6.5	(229)	3.25%	4.02%
Total swap portfolio	$970,493	4.5	$(2,517)	4.33%	4.41%

The accounting for changes in the fair value of derivatives depends on the intended use of the derivative and the resulting designation.  Derivatives used to hedge the exposure to changes in the fair value of an asset, liability or firm commitment attributable to a particular risk, such as interest rate risk, are considered fair value hedges.  Derivatives used to hedge the exposure to variability in expected future cash flows, or other types of forecasted transactions, are considered cash flow hedges.

Fair Value Hedges. First Financial utilizes interest rate swaps designated as fair value hedges as a means to offer commercial borrowers products that meet their needs, but are also designed to achieve First Financial’s desired interest rate risk profile at the time.  First Financial accomplishes this by entering into swap agreements with commercial borrowers and simultaneously entering into offsetting swap agreements, with substantially matching terms, with institutional counterparties. These interest rate swap agreements generally involve the receipt by First Financial of floating rate amounts from the counterparties in exchange for payments to these counterparties by First Financial of fixed rate amounts received from commercial borrowers over the life of the agreements. These interest rate swap agreements do not involve an exchange of the underlying principal or notional amount.  This results in First Financial’s loan customers receiving fixed rate funding, while providing First Financial with a floating rate asset.  The net interest receivable or payable on these interest rate swaps is accrued and recognized as an adjustment to the interest income or interest expense of the hedged item.  The fair value of these interest rate swaps is included within Accrued interest and other assets and Accrued interest and other liabilities on the Consolidated Balance Sheets.  The corresponding fair-value adjustment is also included on the Consolidated Balance Sheets in the carrying value of the hedged item.  Derivative gains and losses not considered effective in hedging the change in fair value of the hedged item, if any, are recognized in income immediately.

The following table details the location and amounts recognized for fair value hedges:

		Decrease to Interest Income
(Dollars in thousands)		Years Ended
Derivatives in fair value hedging relationships	Location of change in fair value	December 31,
		2012	2011	2010
Interest rate contracts
Loans	Interest income - loans	$(706)	$(891)	$(1,004)
Total		$(706)	$(891)	$(1,004)

Cash Flow Hedges. First Financial utilizes interest rate swaps designated as cash flow hedges to manage the variability of cash flows, primarily net interest income, attributable to changes in interest rates. The net interest receivable or payable on an interest rate swap designated as a cash flow hedge is accrued and recognized as an adjustment to interest income or interest expense. The fair value of interest rate swaps is included within Accrued interest and other liabilities on the Consolidated Balance Sheets. Changes in the fair value of interest rate swaps are included in accumulated comprehensive income (loss). Derivative gains and losses not considered effective in hedging the cash flows related to the hedged items, if any, are recognized in income immediately.

Effective July 2, 2012, First Financial executed a cash flow hedge utilizing an interest rate swap to hedge against interest rate volatility on $35.0 million of floating rate interest-bearing deposits indexed to the U.S. Federal Funds Target Rate as part of the Company's normal interest rate risk management activities. This interest rate swap involves the receipt by First Financial of variable rate interest amounts in exchange for fixed rate interest payments to the counterparty for a period of 7 years.

Effective March 30, 2009, First Financial executed a cash flow hedge utilizing an interest rate swap to hedge against interest rate volatility on $20.0 million of floating rate trust preferred securities based on the London Inter-Bank Offered Rate.  The interest rate swap involved the receipt by First Financial of variable-rate interest amounts in exchange for fixed-rate interest payments by First Financial for a period of 10 years. This interest rate swap effectively fixed the rate of interest on the floating rate trust preferred securities at 6.20% for the 10 year life of the swap.

First Financial terminated the $20.0 million trust preferred interest rate swap during the fourth quarter of 2010 in the course of its normal interest rate risk and balance sheet management activities.  Terminating the trust preferred interest rate swap resulted in a $0.6 million pre-tax loss that was included in accumulated comprehensive income (loss) on the Consolidated Balance Sheets. Due to the early redemption of the trust preferred securities, the remaining balance of the unrecognized loss of $0.6 million was recognized in noninterest expense in the second quarter of 2011.

The following table details the location and amounts recognized for cash flow hedges:

	Amount of gain/(loss) recognized in OCI on derivatives (effective portion)				Amount of gain/(loss) reclassified from accumulated OCI into earnings (effective portion)
(Dollars in thousands)	Years ended December 31,				Years ended December 31,
Derivatives in cash flow hedging relationships	2012	2011	2010	Classification of change in fair value	2012	2011	2010
Interest rate contracts				Interest Income
Interest-bearing deposits	$(143)	$0	$0	Interest-bearing deposits	$(135)	$0	$0
Other long-term debt	0	0	0	Other long-term debt	0	0	(493)
Total	$(143)	$0	$0		$(135)	$0	$(493)

INVESTMENTS	12 Months Ended
Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
INVESTMENTS
Investment Securities

First Financial reclassified certain investment securities, primarily agency-backed mortgage backed securities (MBSs) from available-for-sale to held-to-maturity during 2012. The reclassification was executed to mitigate the impact of potential future price depreciation on other comprehensive income and the corresponding negative impact on shareholders' equity as held-to-maturity securities are carried at amortized cost. The reclassified securities are recorded at an amortized cost equal to the fair market value of the securities as of the date of the transfer. First Financial has the intent and ability to hold the transferred securities to maturity.

The following is a summary of held-to-maturity and available-for-sale investment securities as of December 31, 2012:

	Held-to-Maturity				Available-for-Sale
(Dollars in thousands)	Amortized Cost	Unrealized Gain	Unrealized Loss	Market Value	Amortized Cost	Unrealized Gain	Unrealized Loss	Market Value
Securities of U.S. government agencies and corporations	$20,512	$679	$0	$21,191	$15,562	$333	$0	$15,895
Mortgage-backed securities	740,891	8,077	(1,290)	747,678	854,150	14,564	(1,485)	867,229
Obligations of state and other political subdivisions	9,352	265	(12)	9,605	35,913	169	(84)	35,998
Asset-backed securities	0	0	0	0	57,000	90	(1)	57,089
Other securities	0	0	0	0	54,479	1,569	(163)	55,885
Total	$770,755	$9,021	$(1,302)	$778,474	$1,017,104	$16,725	$(1,733)	$1,032,096

The following is a summary of held-to-maturity and available-for-sale investment securities as of December 31, 2011:

	Held-to-Maturity				Available-for-Sale
	Amortized	Unrealized	Unrealized	Market	Amortized	Unrealized	Unrealized	Market
(Dollars in thousands)	Cost	Gain	Loss	Value	Cost	Gain	Loss	Value
Securities of U.S. government agencies and corporations	$0	$0	$0	$0	$45,757	$433	$0	$46,190
Mortgage-backed securities	90	2	0	92	1,344,015	21,394	(2,031)	1,363,378
Obligations of state and other political subdivisions	2,574	227	0	2,801	9,270	121	(5)	9,386
Other securities	0	0	0	0	22,448	530	(86)	22,892
Total	$2,664	$229	$0	$2,893	$1,421,490	$22,478	$(2,122)	$1,441,846

During the year ended December 31, 2012, First Financial sold available-for-sale securities with a fair value of $236.7 million at the date of sale and recorded a $3.6 million pre-tax gain. The investment gain after taxes was $2.3 million for the year ended December 31, 2012.

During the year ended December 31, 2011, First Financial sold available-for-sale securities with a fair value of $162.6 million at the date of sale and recorded a $2.5 million net pre-tax gain. There was a net investment gain after taxes of $1.6 million for the year ended December 31, 2011.

During the year ended December 31, 2010, no available-for-sale securities were sold.

The carrying value of investment securities pledged as collateral to secure public deposits, repurchase agreements and for other purposes as required by law totaled $1.2 billion at December 31, 2012, and $0.8 billion at December 31, 2011.

The amortized cost and market value of investment securities, including mortgage-backed securities at December 31, 2012, by estimated lives, are shown in the table that follows. The estimated lives on mortgage-backed securities may differ from contractual maturities as issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

The following is a summary of investment securities by estimated maturity as of December 31, 2012:

	Held-to-Maturity		Available-for-Sale
(Dollars in thousands)	Amortized Cost	Market Value	Amortized Cost	Market Value
Due in one year or less	$489	$493	$22,390	$22,823
Due after one year through five years	681,553	685,916	540,315	551,229
Due after five years through ten years	87,898	91,035	168,216	169,305
Due after ten years	815	1,030	286,183	288,739
Total	$770,755	$778,474	$1,017,104	$1,032,096

The following tables present the age of gross unrealized losses as calculated using original purchase cost and associated fair value by investment category:

	December 31, 2012
	Less than 12 Months		12 Months or More		Total
(Dollars in thousands)	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
Securities of U.S. government agencies and corporations	$0	$0	$0	$0	$0	$0
Mortgage-backed securities	240,641	(1,635)	25,513	(405)	266,154	(2,040)
Obligations of state and other political subdivisions	21,341	(96)	0	0	21,341	(96)
Asset-backed securities	9,999	(1)	0	0	9,999	(1)
Other securities	8,454	(163)	0	0	8,454	(163)
Total	$280,435	$(1,895)	$25,513	$(405)	$305,948	$(2,300)

	December 31, 2011
	Less than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
(Dollars in thousands)	Value	Loss	Value	Loss	Value	Loss
Mortgage-backed securities	$343,883	$(1,938)	$29,562	$(93)	$373,445	$(2,031)
Obligations of state and other political subdivisions	0	0	2,278	(5)	2,278	(5)
Other securities	9,133	(86)	17	0	9,150	(86)
Total	$353,016	$(2,024)	$31,857	$(98)	$384,873	$(2,122)

Gains and losses on debt securities are generally due to higher current market yields relative to the yields of the debt securities at their amortized cost.  All securities with unrealized losses are reviewed quarterly to determine if any impairment is considered other than temporary, requiring a write-down to fair market value. First Financial considers the percentage loss on a security, duration of the loss, average life or duration of the security, credit rating of the security as well as payment performance and the Company’s intent and ability to hold the security when determining whether any impairment is other than temporary. At this time First Financial does not intend to sell, and it is not more likely than not that the Company will be required to sell debt security issues temporarily impaired prior to maturity or recovery of book value. First Financial had no other than temporary impairment expense for the years ended December 31, 2012 and 2011.

For further detail on the fair value of investment securities, see Note 22 – Fair Value Disclosures.

LOANS (excluding covered loans)	12 Months Ended
Dec. 31, 2012
Loans, Excluding Covered Loans [Abstract]
LOANS (excluding covered loans)
Loans, Excluding Covered Loans

First Financial offers clients a variety of commercial and consumer loan and lease products with various interest rates and payment terms. Lending activities are primarily concentrated in Ohio, Indiana and Kentucky, states where the Bank currently operates banking centers. Additionally, First Financial provides equipment and leasehold improvement financing for franchisees in the quick service and casual dining restaurant sector throughout the United States. Commercial loan categories include commercial and industrial (commercial), commercial real estate, construction real estate and lease financing. Consumer loan categories include residential real estate, home equity, installment and credit card. For more information on First Financial's lending practices, see "Lending Practices" in Management’s Discussion and Analysis of Financial Condition and Results of Operations.

Credit Quality. To facilitate the monitoring of credit quality for commercial loans, and for purposes of determining an appropriate allowance for loan and lease losses, First Financial utilizes the following categories of credit grades:

Pass - Higher quality loans that do not fit any of the other categories described below.

Special Mention - First Financial assigns a Special Mention rating to loans and leases with potential weaknesses that deserve management's close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or lease or in First Financial's credit position at some future date.

Substandard - First Financial assigns a substandard rating to loans or leases that are inadequately protected by the current sound financial worth and paying capacity of the borrower or of the collateral pledged, if any. Substandard loans and leases have well-defined weaknesses that jeopardize repayment of the debt. Substandard loans and leases are characterized by the distinct possibility that the Company will sustain some loss if the deficiencies are not addressed.

Doubtful - First Financial assigns a doubtful rating to loans and leases with all the attributes of a substandard rating with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions and values, highly questionable and improbable. The possibility of loss is extremely high, but because of certain important and reasonably specific pending factors that may work to the advantage and strengthening of the credit quality of the loan or lease, its classification as an estimated loss is deferred until its more exact status may be determined. Pending factors include proposed merger, acquisition or liquidation procedures, capital injection, perfecting liens on additional collateral and refinancing plans.

The credit grades described above, which are derived from standard regulatory rating definitions, are assigned upon initial approval of credit to borrowers and updated periodically thereafter.

First Financial considers repayment performance as the best indicator of credit quality for consumer loans. Consumer loans that have principal and interest payments that are past due by ninety days or more are generally classified as nonperforming. Additionally, consumer loans that have been modified in a TDR are classified as nonperforming unless such loans have a sustained period of repayment performance of six months or greater and are reasonably assured of repayment in accordance with the restructured terms.

Commercial and consumer credit exposure by risk attribute was as follows:

	As of December 31, 2012
		Real Estate
(Dollars in thousands)	Commercial	Construction	Commercial	Total
Pass	$803,351	$64,866	$1,307,370	$2,175,587
Special Mention	29,663	65	38,516	68,244
Substandard	28,019	8,586	71,122	107,727
Doubtful	0	0	0	0
Total	$861,033	$73,517	$1,417,008	$2,351,558

	Real Estate Residential	Installment	Home Equity	Other	Total
Performing	$310,341	$56,358	$364,248	$84,490	$815,437
Nonperforming	7,869	452	3,252	496	12,069
Total	$318,210	$56,810	$367,500	$84,986	$827,506

	As of December 31, 2011
		Real Estate
(Dollars in thousands)	Commercial	Construction	Commercial	Total
Pass	$799,471	$89,072	$1,110,718	$1,999,261
Special Mention	37,547	1,751	28,994	68,292
Substandard	19,435	24,151	93,355	136,941
Doubtful	528	0	0	528
Total	$856,981	$114,974	$1,233,067	$2,205,022

	Real Estate Residential	Installment	Home Equity	Other	Total
Performing	$279,958	$67,136	$356,887	$48,942	$752,923
Nonperforming	8,022	407	2,073	0	10,502
Total	$287,980	$67,543	$358,960	$48,942	$763,425

Delinquency. Loans are considered past due or delinquent when the contractual principal or interest due in accordance with the terms of the loan agreement or any portion thereof remains unpaid after the due date of the scheduled payment.

Loan delinquency, including nonaccrual loans, was as follows:

	As of December 31, 2012
(Dollars in thousands)	30 – 59 Days past due	60 – 89 Days past due	> 90 days past due	Total past due	Current	Total	> 90 days past due and still accruing
Loans
Commercial	$1,770	$832	$4,197	$6,799	$854,234	$861,033	$0
Real estate - construction	0	0	892	892	72,625	73,517	0
Real estate - commercial	2,549	1,931	27,966	32,446	1,384,562	1,417,008	0
Real estate - residential	6,071	1,463	6,113	13,647	304,563	318,210	0
Installment	280	148	344	772	56,038	56,810	0
Home equity	1,311	869	1,440	3,620	363,880	367,500	0
Other	386	168	708	1,262	83,724	84,986	212
Total	$12,367	$5,411	$41,660	$59,438	$3,119,626	$3,179,064	$212

	As of December 31, 2011
(Dollars in thousands)	30 - 59 days past due	60 - 89 days past due	> 90 days past due	Total past due	Current	Total	> 90 days past due and still accruing
Loans
Commercial	$2,964	$96	$7,473	$10,533	$846,448	$856,981	$0
Real estate - construction	47	0	17,004	17,051	97,923	114,974	0
Real estate - commercial	4,940	2,102	16,654	23,696	1,209,371	1,233,067	0
Real estate - residential	8,602	236	7,012	15,850	272,130	287,980	0
Installment	437	53	355	845	66,698	67,543	0
Home equity	1,304	246	1,637	3,187	355,773	358,960	0
Other	495	231	191	917	48,025	48,942	191
Total	$18,789	$2,964	$50,326	$72,079	$2,896,368	$2,968,447	$191

Nonaccrual. Loans are classified as nonaccrual when, in the opinion of management, collection of principal or interest is doubtful or when principal or interest payments are 90 days or more past due. Generally, loans are placed on nonaccrual status due to the continued failure to adhere to contractual payment terms by the borrower coupled with other pertinent factors, such as, insufficient collateral value. The accrual of interest income is discontinued and previously accrued, but unpaid interest is reversed when a loan is placed on nonaccrual status. Any payments received while a loan is on nonaccrual status are applied as a reduction to the carrying value of the loan. A loan may be placed back on accrual status if all contractual payments have been received and collection of future principal and interest payments is no longer doubtful.

Troubled Debt Restructurings. A loan modification is considered a TDR when two conditions are met: 1) the borrower is experiencing financial difficulty and 2) concessions are made by the Company that would not otherwise be considered for a borrower with similar credit characteristics. The most common types of modifications include interest rate reductions, maturity extensions and modifications to principal amortization including interest only structures. Modified terms are dependent upon the financial position and needs of the individual borrower. If the modification agreement is violated, the loan is handled by the Company’s credit administration group for resolution, which may result in foreclosure in the case of real estate.

TDRs are generally classified as nonaccrual for a minimum period of six months and may qualify for return to accrual status once they have demonstrated performance with the restructured terms of the loan agreement.

First Financial had 145 TDRs totaling $25.0 million at December 31, 2012, including $10.9 million of loans on accrual status and $14.1 million of loans classified as nonaccrual. First Financial has $3.5 million of commitments outstanding to lend additional funds to borrowers whose loan terms have been modified in TDRs. At December 31, 2012, the allowance for loan and lease losses included reserves of $3.0 million related to TDRs. For the year ended December 31, 2012, First Financial charged off $7.2 million for the portion of TDRs determined to be uncollectible. At December 31, 2012, approximately $2.7 million of the accruing TDRs have been performing in accordance with the restructured terms for more than one year.

First Financial had 78 TDRs totaling $22.1 million at December 31, 2011, including $4.0 million of loans on accrual status and $18.1 million of loans classified as nonaccrual. First Financial has no commitments outstanding to lend additional funds to borrowers whose loan terms have been modified in TDRs. At December 31, 2011, the allowance for loan and lease losses included reserves of $4.3 million related to TDRs. For the year ended December 31, 2011, First Financial charged off $3.0 million for the portion of TDRs determined to be uncollectible. At December 31, 2011, approximately $1.3 million of the accruing TDRs have been performing in accordance with the restructured terms for more than one year.

The following table provides information on loan modifications classified as TDRs during the years ended December 31, 2012 and 2011.

	Years ended December 31,
	2012			2011
	Total TDRs			Total TDRs
(Dollars in thousands)	Number of loans	Pre-modification loan balance	Period end balance	Number of loans	Pre-modification loan balance	Period end balance
Commercial	23	$8,955	$7,050	4	$2,675	$2,673
Real estate - construction	0	0	0	1	1,193	1,193
Real estate - commercial	28	11,018	7,201	9	3,251	3,150
Real estate - residential	22	1,572	1,578	16	1,790	1,811
Installment	0	0	0	2	114	114
Home equity	22	753	753	1	101	101
Total	95	$22,298	$16,582	33	$9,124	$9,042

The following table provides information on how TDRs were modified during the years ended December 31, 2012 and 2011.

	Years Ended December 31,
(Dollars in thousands)	2012 (2)	2011 (2)
Extended maturities	$8,838	$3,539
Adjusted interest rates	220	338
Combination of rate and maturity changes	1,403	1,487
Forbearance	3,261	3,563
Other (1)	2,860	115
Total	$16,582	$9,042
 __________________________________________
(1) Other includes covenant modifications and other concessions or combination of concessions that do not consist of interest rate adjustments, forbearance, and maturity extensions.
(2) Balances are as of year end.

First Financial considers repayment performance as an indication of the effectiveness of the Company's loan modifications. First Financial considers a borrower that is 90 days or more past due on any principal or interest payments for a TDR, or who prematurely terminates a restructured loan agreement without paying off the contractual principal balance (for example, in a deed-in-lieu arrangement), to be in payment default of the terms of the TDR agreement.

The following table provides information on TDRs for which there was a payment default during the period that occurred within twelve months of the loan modification:

	Years ended December 31,
	2012		2011
(Dollars in thousands)	Number of Loans	Period End Balance	Number of Loans	Period End Balance
Commercial	2	$1,646	0	$0
Real estate - construction	1	301	1	6,229
Real estate - commercial	3	767	3	2,274
Real estate - residential	0	0	2	255
Installment	0	0	0	0
Home equity	0	0	0	0
Total	6	$2,714	6	$8,758

Impaired Loans. Loans placed on nonaccrual status and TDRs are considered impaired. The following table provides information on impaired loans as of December 31:

(Dollars in thousands)	2012	2011	2010
Principal balance
Nonaccrual loans
Commercial	$10,562	$7,809	$13,729
Real estate-construction	950	10,005	12,921
Real estate-commercial	31,002	28,349	28,342
Real estate-residential	5,045	5,692	4,607
Installment	376	371	150
Home equity	2,499	2,073	2,553
Other	496	0	0
Nonaccrual loans	50,930	54,299	62,302
Troubled debt restructurings
Accruing	10,856	4,009	3,508
Nonaccrual	14,111	18,071	14,105
Total troubled debt restructurings	24,967	22,080	17,613
Total impaired loans	$75,897	$76,379	$79,915

Interest income effect
Gross amount of interest that would have been recorded under original terms	$4,842	$5,500	$5,462
Interest included in income
Nonaccrual loans	508	468	1,772
Troubled debt restructurings	617	299	521
Total interest included in income	1,125	767	2,293
Net impact on interest income	$3,717	$4,733	$3,169

Commitments outstanding to borrowers with nonaccrual loans	$3,489	$0	$77

First Financial individually reviews all impaired commercial loan relationships greater than $250,000, as well as consumer loan troubled debt restructurings greater than $100,000, to determine if a specific allowance is necessary based on the borrower’s overall financial condition, resources and payment record, support from guarantors and the realizable value of any collateral. Specific allowances are based on discounted cash flows using the loan's initial effective interest rate or the fair value of the collateral for certain collateral dependent loans.

First Financial's investment in impaired loans is as follows:

	As of December 31, 2012
(Dollars in thousands)	Current Balance	Contractual Principal Balance	Related Allowance	Average Current Balance	YTD Interest Income Recognized
Loans with no related allowance recorded
Commercial	$14,961	$17,269	$0	$9,337	$215
Real estate - construction	462	672	0	3,857	15
Real estate - commercial	15,782	21,578	0	15,554	277
Real estate - residential	9,222	10,817	0	8,463	81
Installment	452	556	0	452	2
Home equity	3,251	4,132	0	2,423	19
Other	326	326	0	65	0

Loans with an allowance recorded
Commercial	3,560	4,252	1,151	5,350	161
Real estate - construction	1,640	2,168	838	5,033	81
Real estate - commercial	24,014	25,684	7,155	25,499	235
Real estate - residential	1,956	2,003	290	2,278	38
Installment	0	0	0	0	0
Home equity	101	101	2	81	1
Other	170	170	92	34	0

Total
Commercial	18,521	21,521	1,151	14,687	376
Real estate - construction	2,102	2,840	838	8,890	96
Real estate - commercial	39,796	47,262	7,155	41,053	512
Real estate - residential	11,178	12,820	290	10,741	119
Installment	452	556	0	452	2
Home equity	3,352	4,233	2	2,504	20
Other	496	496	92	99	0
Total	$75,897	$89,728	$9,528	$78,426	$1,125

	As of December 31, 2011
(Dollars in thousands)	Current Balance	Contractual Principal Balance	Related Allowance	Average Current Balance	Interest Income Recognized
Loans with no related allowance recorded
Commercial	$6,351	$8,387	$0	$7,337	$62
Real estate - construction	6,289	11,129	0	5,657	2
Real estate - commercial	14,999	22,718	0	18,306	249
Real estate - residential	8,639	9,580	0	6,848	66
Installment	485	526	0	356	5
Home equity	2,073	2,206	0	2,337	10

Loans with an allowance recorded
Commercial	4,131	4,267	3,205	3,683	15
Real estate - construction	11,098	13,905	2,578	13,731	92
Real estate - commercial	19,521	26,357	6,441	15,484	225
Real estate - residential	2,692	2,705	313	3,630	37
Installment	0	0	0	15	1
Home equity	101	101	2	81	3

Total
Commercial	10,482	12,654	3,205	11,020	77
Real estate - construction	17,387	25,034	2,578	19,388	94
Real estate - commercial	34,520	49,075	6,441	33,790	474
Real estate - residential	11,331	12,285	313	10,478	103
Installment	485	526	0	371	6
Home equity	2,174	2,307	2	2,418	13
Total	$76,379	$101,881	$12,539	$77,465	$767

	As of December 31, 2010
(Dollars in thousands)	Current Balance	Contractual Principal Balance	Related Allowance	Average Current Balance	Interest Income Recognized
Loans with no related allowance recorded
Commercial	$9,375	$12,008	$0	$7,432	$228
Real estate - construction	4,925	8,458	0	9,935	98
Real estate - commercial	17,431	21,660	0	14,113	804
Real estate - residential	5,854	6,447	0	6,611	84
Installment	150	179	0	336	6
Home equity	2,553	3,345	0	2,188	74

Loans with an allowance recorded
Commercial	4,354	6,090	2,017	10,423	77
Real estate - construction	14,407	18,261	3,716	11,063	378
Real estate - commercial	16,693	19,799	4,347	13,391	392
Real estate - residential	4,173	4,264	336	2,727	152

Total
Commercial	13,729	18,098	2,017	17,855	305
Real estate - construction	19,332	26,719	3,716	20,998	476
Real estate - commercial	34,124	41,459	4,347	27,504	1,196
Real estate - residential	10,027	10,711	336	9,338	236
Installment	150	179	0	336	6
Home equity	2,553	3,345	0	2,188	74
Total	$79,915	$100,511	$10,416	$78,219	$2,293

OREO. OREO is comprised of properties acquired by the Company through the loan foreclosure or repossession process, or other resolution activities that result in partial or total satisfaction of problem loans. The acquired properties are recorded at the lower of cost or fair value, less estimated costs of disposal (net realizable value), upon acquisition. Losses arising at the time of acquisition of such properties are charged against the allowance for loan and lease losses. Subsequent write-downs in the carrying value of OREO properties are expensed as incurred. Improvements to the properties may be capitalized if the improvements contribute to the overall value of the property, but may not be capitalized in excess of the net realizable value of the property.

Changes in OREO were as follows:

	Years Ended December 31,
(Dollars in thousands)	2012	2011	2010
Balance at beginning of year	$11,317	$17,907	$4,145
Additions
Commercial	6,741	1,328	17,520
Residential	2,540	2,904	1,130
Total additions	9,281	4,232	18,650
Disposals
Commercial	3,572	3,916	2,315
Residential	1,921	2,536	1,674
Total disposals	5,493	6,452	3,989
Write-downs
Commercial	2,290	4,042	727
Residential	289	328	172
Total write-downs	2,579	4,370	899
Balance at end of year	$12,526	$11,317	$17,907

LOANS (covered)	12 Months Ended
Dec. 31, 2012
Covered Loans [Abstract]
LOANS (covered)
Covered Loans

Loans acquired in FDIC-assisted transactions initially covered under loss sharing agreements whereby the FDIC will reimburse First Financial for the majority of any losses incurred are referred to as covered loans. Pursuant to the terms of the loss sharing agreements, covered loans are subject to a stated loss threshold, as outlined in each loss sharing agreement, whereby the FDIC will reimburse First Financial for 80% of losses up to a stated loss threshold, and 95% of losses in excess of the threshold. First Financial will reimburse the FDIC for its share of recoveries with respect to losses for which the FDIC paid First Financial a reimbursement under the loss sharing agreement. The FDIC’s obligation to reimburse First Financial for losses with respect to covered loans began with the first dollar of loss incurred.

First Financial accounts for the majority of covered loans under FASB ASC Topic 310-30, Loans and Debt Securities Acquired with Deteriorated Credit Quality, except loans with revolving privileges, which are outside the scope of this guidance, and loans for which cash flows could not be estimated, which are accounted for under the cost recovery method. Loans accounted for under FASB ASC Topic 310-30 are referred to as purchased impaired loans. For more information on First Financial's accounting for covered loans, see Note 1 - Summary of Significant Accounting Policies.

Purchased impaired loans are not classified as nonperforming assets as the loans are considered to be performing under FASB ASC Topic 310-30. Therefore, interest income, through accretion of the difference between the carrying value of the loans and the expected cash flows (accretable difference) is recognized on all covered purchased impaired loans.

The following table reflects the carrying value of all covered purchased impaired and nonimpaired loans as of December 31:

	2012			2011
(Dollars in thousands)	Loans Accounted For Under FASB ASC Topic 310-30	Loans excluded from FASB ASC Topic 310-30	Total Purchased Loans	Loans Accounted For Under FASB ASC Topic 310-30	Loans Excluded From FASB ASC Topic 310-30 (1)	Total Purchased Loans
Commercial	$94,775	$7,351	$102,126	$182,625	$13,267	$195,892
Real estate - construction	10,631	0	10,631	17,120	0	17,120
Real estate - commercial	458,066	7,489	465,555	627,257	9,787	637,044
Real estate - residential	100,694	0	100,694	121,117	0	121,117
Installment	7,911	763	8,674	12,123	1,053	13,176
Home equity	2,080	55,378	57,458	4,146	60,832	64,978
Other covered loans	0	2,978	2,978	0	3,917	3,917
Total covered loans	$674,157	$73,959	$748,116	$964,388	$88,856	$1,053,244

The outstanding balance of loans accounted for under FASB ASC Topic 310-30, including contractual principal, interest, fees and penalties, was $1.1 billion and $1.6 billion as of December 31, 2012 and December 31, 2011, respectively.

Changes in the carrying amount of accretable difference for covered purchased impaired loans for the years ended December 31 were as follows:

(Dollars in thousands)	2012	2011	2010
Balance at beginning of year	$344,410	$509,945	$623,669
Reclassification from non-accretable difference	29,606	39,079	97,808
Accretion	(91,485)	(125,524)	(139,356)
Other net activity (1)	(57,837)	(79,090)	(72,176)
Balance at end of year	$224,694	$344,410	$509,945

(1)   Includes the impact of loan repayments and charge-offs.

First Financial reviewed its forecast of expected cash flows for covered purchased impaired loans periodically throughout 2012. The Company recognized improvement in the cash flow expectations related to certain loan pools resulting in the reclassification from nonaccretable to accretable difference of $29.6 million, $39.1 million and $97.8 million during 2012, 2011 and 2010, respectively. These reclassifications resulted in yield adjustments on these loan pools on a prospective basis. The Company also recognized declines in the cash flow expectations of certain loan pools. Any decline in expected cash flows for a pool of loans is considered impairment and recorded as provision expense, and a related allowance for loan and lease losses on covered loans, on a discounted basis during the period. Improved cash flow expectations for loan pools that were impaired during prior periods is first recorded as a reversal of previously recorded impairment and then as an increase in prospective yield when all previously recorded impairment has been recaptured. For further detail on impairment and provision expense related to covered purchased impaired loans, see "Covered Loans" in Note 12 - Allowance for Loan and Lease Losses.

Credit Quality. For further discussion of First Financial's monitoring of credit quality for commercial and consumer loans, including discussion of the risk attributes noted below, please see Note 10 - Loans.

Covered commercial and consumer credit exposure by risk attribute was as follows:

	As of December 31, 2012
		Real Estate
(Dollars in thousands)	Commercial	Construction	Commercial	Total
Pass	$48,213	$2,304	$213,143	$263,660
Special Mention	16,293	7	70,894	87,194
Substandard	35,596	8,320	181,345	225,261
Doubtful	2,024	0	173	2,197
Total	$102,126	$10,631	$465,555	$578,312

	Real Estate Residential	Installment	Home Equity	Other	Total
Performing	$100,694	$8,674	$53,231	$2,967	$165,566
Nonperforming	0	0	4,227	11	4,238
Total	$100,694	$8,674	$57,458	$2,978	$169,804

	As of December 31, 2011
		Real Estate
(Dollars in thousands)	Commercial	Construction	Commercial	Total
Pass	$113,201	$2,506	$340,889	$456,596
Special Mention	22,468	3,597	63,880	89,945
Substandard	52,103	11,017	230,870	293,990
Doubtful	8,120	0	1,405	9,525
Total	$195,892	$17,120	$637,044	$850,056

	Real Estate Residential	Installment	Home Equity	Other	Total
Performing	$121,117	$13,176	$63,231	$3,899	$201,423
Nonperforming	0	0	1,747	18	1,765
Total	$121,117	$13,176	$64,978	$3,917	$203,188

Covered loans are considered past due or delinquent when the contractual principal or interest due in accordance with the terms of the loan agreement or any portion thereof remains unpaid after the due date of the scheduled payment.

Delinquency. Covered loan delinquency, excluding loans accounted for under FASB ASC Topic 310-30, was as follows:

	As of December 31, 2012
(Dollars in thousands)	30 - 59 days past due	60 - 89 days past due	> 90 days past due	Total past due	Current	Total	> 90 days past due and still accruing
Loans
Commercial	$351	$148	$3,781	$4,280	$3,071	$7,351	$0
Real estate - commercial	138	1,149	2,201	3,488	4,001	7,489	0
Installment	0	0	0	0	763	763	0
Home equity	286	296	3,697	4,279	51,099	55,378	0
All other	19	26	42	87	2,891	2,978	31
Total	$794	$1,619	$9,721	$12,134	$61,825	$73,959	$31

	As of December 31, 2011
(Dollars in thousands)	30 - 59 days past due	60 - 89 days past due	> 90 days past due	Total past due	Current	Total	> 90 days past due and still accruing
Loans
Commercial	$73	$294	$6,490	$6,857	$6,410	$13,267	$0
Real estate - commercial	184	0	1,870	2,054	7,733	9,787	0
Installment	0	0	0	0	1,053	1,053	0
Home equity	1,344	11	1,679	3,034	57,798	60,832	0
All other	10	6	125	141	3,776	3,917	107
Total	$1,611	$311	$10,164	$12,086	$76,770	$88,856	$107

Nonaccrual. Covered purchased impaired loans are classified as performing, even though they may be contractually past due, as any nonpayment of contractual principal or interest is considered in the periodic re-estimation of expected cash flows and is included in the resulting recognition of current period covered loan loss provision or prospective yield adjustments.

Similar to uncovered loans, covered loans accounted for outside FASB ASC Topic 310-30 are classified as nonaccrual when, in the opinion of management, collection of principal or interest is doubtful or when principal or interest payments are 90 days or more past due. Generally, loans are placed on nonaccrual status due to the continued failure to adhere to contractual payment terms by the borrower coupled with other pertinent factors, such as, insufficient collateral value. The accrual of interest income is discontinued and previously accrued, but unpaid interest is reversed when a loan is placed in nonaccrual status. Any payments received while a loan is in nonaccrual status are applied as a reduction to the carrying value of the loan. A loan may be placed back on accrual status if all contractual payments have been received and collection of future principal and interest payments is no longer doubtful.

Information as to covered nonaccrual loans was as follows:

(Dollars in thousands)	2012	2011	2010
Principal balance
Nonaccrual loans
Commercial	$4,498	$7,203	$16,190
Real estate-commercial	2,986	2,192	2,074
Home equity	4,227	1,747	1,491
All other	11	18	0
Total	$11,722	$11,160	$19,755

Interest income effect
Gross amount of interest that would have been recorded under original terms	$673	$1,020	$1,453
Interest included in income	85	58	398
Net impact on interest income	$588	$962	$1,055

Impaired Loans. Covered loans placed on nonaccrual status, excluding loans accounted for under FASB ASC Topic 310-30, are considered impaired. First Financial’s investment in covered impaired loans, excluding loans accounted for under FASB ASC Topic 310-30, was as follows:

	As of December 31, 2012
(Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	YTD Interest Income Recognized
Loans with no related allowance recorded
Commercial	$4,498	$4,660	$0	$4,526	$62
Real estate - commercial	2,986	3,216	0	2,153	18
Home equity	4,227	5,260	0	2,006	5
All other	11	11	0	13	0
Total	$11,722	$13,147	$0	$8,698	$85

	As of December 31, 2011
(Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	YTD Interest Income Recognized
Loans with no related allowance recorded
Commercial	$7,203	$10,152	$0	$9,873	$47
Real estate - commercial	2,192	4,002	0	2,504	5
Home equity	1,747	2,878	0	1,559	6
All other	18	18	0	9	0
Total	$11,160	$17,050	$0	$13,945	$58

	As of December 31, 2010
(Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	YTD Interest Income Recognized
Loans with no related allowance recorded
Commercial	$16,190	$18,346	$0	$12,324	$316
Real estate - commercial	2,074	5,412	0	3,910	14
Installment	0	0	0	255	0
Home equity	1,491	3,137	0	1,597	68
Total	$19,755	$26,895	$0	$18,086	$398

Covered OREO. Covered OREO is comprised of properties acquired by the Company through the loan foreclosure or repossession process, or other resolution activities that result in partial or total satisfaction of problem covered loans. These properties remain subject to loss sharing agreements whereby the FDIC reimburses First Financial for the majority of any losses incurred. The acquired properties are recorded at the lower of cost or fair value upon acquisition. Losses arising at the time of acquisition of such properties are charged against the allowance for loan and lease losses. Subsequent write-downs in the carrying value of covered OREO properties are expensed as incurred. Estimated reimbursements due from the FDIC under loss sharing agreements related to any losses upon acquisition or subsequent write-downs in the carrying value of covered OREO are recorded as noninterest income and an increase to the FDIC indemnification asset in the same period. Improvements to the properties may be capitalized if the improvements contribute to the overall value of the property, but may not be capitalized in excess of the net realizable value of the property.

Changes in covered OREO were as follows:

	Years Ended December 31,
(Dollars in thousands)	2012	2011	2010
Balance at beginning of year	$44,818	$35,257	$12,916
Additions
Commercial	16,759	46,880	22,237
Residential	3,916	2,753	9,827
Total additions	20,675	49,633	32,064
Disposals
Commercial	27,044	26,693	4,744
Residential	2,820	7,849	4,536
Total disposals	29,864	34,542	9,280
Write-downs
Commercial	5,872	4,407	414
Residential	895	1,123	29
Total write-downs	6,767	5,530	443
Balance at end of year	$28,862	$44,818	$35,257

ALLOWANCE FOR LOAN AND LEASE LOSSES	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
ALLOWANCE FOR LOAN AND LEASE LOSSES
Allowance for Loan and Lease Losses

Loans, excluding covered loans. For each reporting period, management maintains the allowance for loan and lease losses at a level that it considers sufficient to absorb probable loan and lease losses inherent in the portfolio. Management determines the adequacy of the allowance based on historical loss experience as well as other significant factors such as composition of the portfolio, economic conditions, geographic footprint, the results of periodic internal and external evaluations of delinquent, nonaccrual and classified loans and any other adverse situations that may affect a specific borrower's ability to repay (including the timing of future payments). This evaluation is inherently subjective as it requires utilizing material estimates that may be susceptible to significant change.

In the commercial portfolio, which includes commercial loans, construction and commercial real estate loans and lease financing, impaired loan relationships greater than $250,000 are evaluated to determine the need for a specific allowance based on the borrower's overall financial condition, resources and payment record, support from guarantors and the realizable value of any collateral. Loans are considered impaired when, in the judgment of management based on current information and events, it is probable that all amounts due according to the contractual terms of the loan agreement will not be collected.

The allowance for non-impaired commercial loans and impaired commercial loan relationships less than $250,000 includes a process of estimating the probable losses inherent in the portfolio by category, based on First Financial's internal system of credit risk ratings and historical loss data. These estimates may also be adjusted for management's estimate of probable losses on specific loan types dependent upon trends in the values of the underlying collateral, delinquent and nonaccrual loans, prevailing economic conditions, changes in lending strategies and other influencing factors.

With the exception of loans modified as TDRs, consumer loans are evaluated by loan type (i.e., residential real estate, installment, etc.), as these loans exhibit homogeneous characteristics. The allowance for consumer loans, which includes residential real estate, installment, home equity, credit card loans and overdrafts, is established by estimating losses inherent in each particular category of consumer loans. The estimate of losses is primarily based on historical loss rates for each category, as well as trends in delinquent and nonaccrual loans, prevailing economic conditions and other significant influencing factors. Consumer loans modified as TDRs greater than $100,000 are individually reviewed to determine if a specific allowance is necessary.

There were no material changes to First Financial's accounting policies or methodology related to the allowance for loan and lease losses during 2012, however certain modifications were made to the estimation process in the third quarter of 2012 to place greater emphasis on quantitative factors such as historical loan losses and less emphasis on qualitative factors. This resulted in a shift in the allocation of the allowance between certain consumer and commercial loan types but had no significant impact on the total allowance for loan and lease losses at December 31, 2012.

The allowance is increased by provisions charged to expense and decreased by actual charge-offs, net of recoveries of amounts previously charged-off. First Financial's policy is to charge-off all or a portion of a loan when, in management's opinion, it is unlikely to collect the principal amount owed in full either through payments from the borrower or from the liquidation of collateral.

Changes in the allowance for loan and lease losses for the three years ended December 31 were as follows:

(Dollars in thousands)	2012	2011	2010
Balance at beginning of year	$52,576	$57,235	$59,311
Provision for loan losses	19,117	19,210	33,564
Loans charged-off	(25,312)	(25,798)	(38,351)
Recoveries	1,396	1,929	2,711
Balance at end of year	$47,777	$52,576	$57,235

Changes in the allowance for loan and lease losses by loan category as of December 31 were as follows:

	2012
		Real Estate
(Dollars in thousands)	Commercial	Construction	Commercial	Residential	Installment	Home Equity	Other	Total
Allowance for loan and lease losses
Balance at beginning of year	$10,289	$4,424	$18,228	$4,994	$1,659	$10,751	$2,231	$52,576
Provision for loan and lease losses	1,556	1,528	16,670	346	(883)	(2,032)	1,932	19,117
Gross charge-offs	4,312	2,684	11,012	1,814	577	3,661	1,252	25,312
Recoveries	393	0	265	73	323	115	227	1,396
Total net charge-offs	3,919	2,684	10,747	1,741	254	3,546	1,025	23,916
Ending allowance for loan and lease losses	$7,926	$3,268	$24,151	$3,599	$522	$5,173	$3,138	$47,777
Ending allowance on loans individually evaluated for impairment	$1,151	$838	$7,155	$290	$0	$2	$92	$9,528
Ending allowance on loans collectively evaluated for impairment	6,775	2,430	16,996	3,309	522	5,171	3,046	38,249
Ending allowance for loan and lease losses	$7,926	$3,268	$24,151	$3,599	$522	$5,173	$3,138	$47,777
Loans and Leases
Ending balance of loans individually evaluated for impairment	$16,661	$2,076	$35,422	$2,604	$0	$101	$496	$57,360
Ending balance of loans collectively evaluated for impairment	844,372	71,441	1,381,586	315,606	56,810	367,399	84,490	3,121,704
Total loans, excluding covered loans	$861,033	$73,517	$1,417,008	$318,210	$56,810	$367,500	$84,986	$3,179,064

	2011
		Real Estate
(Dollars in thousands)	Commercial	Construction	Commercial	Residential	Installment	Home Equity	Other	Total
Allowance for loan and lease losses
Balance at beginning of year	$10,138	$8,326	$14,917	$8,907	$1,981	$10,939	$2,027	$57,235
Provision for loan and lease losses	2,825	2,345	13,384	(2,407)	(159)	1,878	1,344	19,210
Gross charge-offs	3,436	6,279	10,382	1,551	526	2,183	1,441	25,798
Recoveries	762	32	309	45	363	117	301	1,929
Total net charge-offs	2,674	6,247	10,073	1,506	163	2,066	1,140	23,869
Ending allowance for loan and lease losses	$10,289	$4,424	$18,228	$4,994	$1,659	$10,751	$2,231	$52,576
Ending allowance on loans individually evaluated for impairment	$3,205	$2,578	$6,441	$313	$0	$2	$0	$12,539
Ending allowance on loans collectively evaluated for impairment	7,084	1,846	11,787	4,681	1,659	10,749	2,231	40,037
Ending allowance for loan and lease losses	$10,289	$4,424	$18,228	$4,994	$1,659	$10,751	$2,231	$52,576
Loans and Leases
Ending balance of loans individually evaluated for impairment	$8,351	$17,387	$30,708	$3,730	$0	$101	$0	$60,277
Ending balance of loans collectively evaluated for impairment	848,630	97,587	1,202,359	284,250	67,543	358,859	48,942	2,908,170
Total loans, excluding covered loans	$856,981	$114,974	$1,233,067	$287,980	$67,543	$358,960	$48,942	$2,968,447

	2010
		Real Estate
(Dollars in thousands)	Commercial	Construction	Commercial	Residential	Installment	Home Equity	Other	Total
Allowance for loan and lease losses
Balance at beginning of year	$18,590	$8,143	$15,190	$5,308	$2,159	$8,063	$1,858	$59,311
Provision for loan and lease losses	4,252	8,778	6,836	5,268	457	6,183	1,790	33,564
Gross charge-offs	13,324	8,619	8,191	1,693	1,154	3,499	1,871	38,351
Recoveries	620	24	1,082	24	519	192	250	2,711
Total net charge-offs	12,704	8,595	7,109	1,669	635	3,307	1,621	35,640
Ending allowance for loan and lease losses	$10,138	$8,326	$14,917	$8,907	$1,981	$10,939	$2,027	$57,235
Ending allowance on loans individually evaluated for impairment	$2,017	$3,716	$4,347	$336	$0	$0	$0	$10,416
Ending allowance on loans collectively evaluated for impairment	8,121	4,610	10,570	8,571	1,981	10,939	2,027	46,819
Ending allowance for loan and lease losses	$10,138	$8,326	$14,917	$8,907	$1,981	$10,939	$2,027	$57,235
Loans and Leases
Ending balance of loans individually evaluated for impairment	$12,175	$19,294	$31,260	$5,420	$0	$0	$0	$68,149
Ending balance of loans collectively evaluated for impairment	788,078	144,249	1,108,671	263,753	69,711	341,310	32,172	2,747,944
Total loans, excluding covered loans	$800,253	$163,543	$1,139,931	$269,173	$69,711	$341,310	$32,172	$2,816,093

Covered loans. In accordance with the accounting guidance for business combinations, there was no allowance brought forward on covered loans as any credit deterioration evident in the loans at the time of acquisition was included in the determination of the fair value of the loans at the acquisition date.

The majority of covered loans are accounted for under FASB ASC Topic 310-30, whereby First Financial is required to periodically re-estimate the expected cash flows on the loans. For purposes of applying the guidance under FASB ASC Topic 310-30, First Financial grouped acquired loans into pools based on common risk characteristics. Generally, a decline in expected cash flows for a pool of loans is referred to as impairment and recorded as provision expense, and a related allowance for loan and lease losses on covered loans, on a discounted basis during the period. Estimated reimbursements due from the FDIC under loss sharing agreements related to any declines in expected cash flows for a pool of loans are recorded as noninterest income and an increase to the FDIC indemnification asset in the same period. Improvement in expected cash flows for a pool of loans, once any previously recorded impairment is recaptured, is recognized prospectively as an adjustment to the yield on the loans in the pool and a related adjustment to the yield on the FDIC indemnification asset.

First Financial performs periodic valuation procedures to re-estimate the expected cash flows on covered loans accounted for under FASB ASC Topic 310-30 and compare the present value of expected cash flows to the carrying value of the loans at the pool level. In order to estimate expected cash flows, First Financial specifically reviews a sample of these covered loans to assist in the determination of appropriate probability of default and loss given default assumptions to be applied to the remainder of the portfolio. The estimate of expected cash flows may also be adjusted for management's estimate of probable losses on specific loan types dependent upon trends in observable market and industry data, such as prepayment speeds and collateral values. These cash flow evaluations are inherently subjective as they require material estimates, all of which may be susceptible to significant change.

First Financial updated the valuations related to covered loans periodically during 2012 and, as a result of impairment in certain loan pools, recognized total provision expense of $30.9 million and realized net charge-offs of $28.5 million, resulting in an allowance of $45.2 million as of December 31, 2012. During 2011, the Company recognized total provision expense of $64.1 million and realized net charge-offs of $37.7 million, resulting in an ending allowance of $42.8 million.  During 2010, the Company recognized total provision expense of $63.1 million and realized net charge-offs of $46.7 million, resulting in an ending allowance of $16.5 million. Additionally, the Company recognized expenses of $13.2 million for 2012, $12.8 million for 2011 and $1.5 million for 2010 primarily related to attorney fees, delinquent taxes, appraisals and losses on covered OREO during the period.  The receivable due from the FDIC under loss sharing agreements related to covered provision expense, losses on covered OREO and loss sharing expenses of $35.3 million for 2012, $60.9 million for 2011, and $51.8 million for 2010, was recognized as FDIC loss sharing income and a corresponding increase to the FDIC indemnification asset.

The allowance for loan and lease losses on covered loans is presented in the tables below:

	December 31, 2012
		Real Estate
(Dollars in thousands)	Commercial	Commercial	Residential	Installment	Total
Ending allowance on loans acquired with deteriorated credit quality (ASC 310-30)	$19,136	$22,918	$2,599	$537	$45,190
Ending allowance on acquired loans outside the scope of ASC 310-30	0	0	0	0	0
Ending allowance on covered loans	$19,136	$22,918	$2,599	$537	$45,190

	December 31, 2011
		Real Estate
(Dollars in thousands)	Commercial	Commercial	Residential	Installment	Total
Ending allowance on loans acquired with deteriorated credit quality (ASC 310-30)	$19,160	$21,930	$1,396	$349	$42,835
Ending allowance on acquired loans outside the scope of ASC 310-30	0	0	0	0	0
Ending allowance on covered loans	$19,160	$21,930	$1,396	$349	$42,835

Changes in the allowance for loan and lease losses on covered loans for the three years ended December 31 were as follows:

(Dollars in thousands)	2012	2011	2010
Balance at beginning of year	$42,835	$16,493	$0
Provision for loan and lease losses	30,903	64,081	63,144
Loans charged-off	(33,907)	(45,604)	(46,992)
Recoveries	5,359	7,865	341
Balance at end of year	$45,190	$42,835	$16,493

PREMISES AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
PREMISES AND EQUIPMENT
Premises and Equipment

Premises and equipment at December 31 were as follows:

(Dollars in thousands)	2012	2011
Land and land improvements	$41,550	$41,160
Buildings	107,939	104,835
Furniture and fixtures	63,248	57,857
Leasehold improvements	23,941	11,526
Construction in progress	4,653	13,502
	241,331	228,880

Less accumulated depreciation and amortization	94,615	90,784
Total	$146,716	$138,096

Rental expense recorded under operating leases in 2012, 2011 and 2010, was $7.5 million, $9.5 million and $9.2 million, respectively.

First Financial's future minimum lease payments for operating leases are as follows:

(Dollars in thousands)
2013	$7,491
2014	7,126
2015	8,694
2016	5,100
2017	3,680
Thereafter	15,605
Total	$47,696

BORROWINGS	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
BORROWINGS
Borrowings

Short-term borrowings on the Consolidated Balance Sheets include Repurchase Agreements utilized for corporate sweep accounts with cash management account agreements in place as well as overnight advances from the Federal Loan Home Bank (FHLB). All Repurchase Agreements are subject to the terms and conditions of Repurchase/Security Agreements between First Financial Bank and the client. To secure the Bank's liability to the client, First Financial Bank is authorized to sell or repurchase U.S. Treasury, government agency and mortgage-backed securities.

Short-term borrowings with the FHLB, which are utilized to manage the Company's normal liquidity needs, increased as a result of increased loan demand as well as deposit rationalization, banking center consolidation and investment portfolio strategies during 2012. Specifically, the Company initiated a deposit rationalization strategy during 2011 focused on improving core relationship profitability and reducing non-core relationship deposits. These deposit rationalization efforts, in addition to deposit attrition resulting from repricing certain acquired deposits and banking center consolidation activities, contributed to the higher level of short-term borrowings in 2012. Additionally, First Financial funded a portion of investment securities purchases in 2012 with short-term borrowings under a strategy to pre-fund the investment portfolio based on the portfolio’s expected cash flows over the next twelve months.

The following is a summary of short-term borrowings for the last three years:

	2012		2011		2010
(Dollars in thousands)	Amount	Rate	Amount	Rate	Amount	Rate
At December 31,
Federal funds purchased and securities sold under agreements to repurchase	$122,570	0.13%	$99,431	0.10%	$59,842	0.20%
Federal Home Loan Bank borrowings	502,000	0.17%	0	N/A	0	N/A
Total	$624,570	0.16%	$99,431	0.10%	$59,842	0.20%

Average for the year
Federal funds purchased and securities sold under agreements to repurchase	$86,980	0.08%	$96,060	0.17%	$47,531	0.20%
Federal Home Loan Bank borrowings	111,295	0.17%	0	N/A	0	N/A
Total	$198,275	0.13%	$96,060	0.17%	$47,531	0.20%

Maximum month-end balances
Federal funds purchased and securities sold under agreements to repurchase	$170,751		$105,291		$64,995
Federal Home Loan Bank borrowings	502,000		0		0

Long-term debt consists of FHLB long-term advances and repurchase agreements utilizing investment securities pledged as collateral. These instruments are primarily utilized to reduce overnight liquidity risk and to mitigate interest rate sensitivity on the Consolidated Balance Sheets. First Financial has $65.0 million in repurchase agreements which have remaining maturities of less than three years and a weighted average rate of 3.50%. Securities pledged as collateral in conjunction with the repurchase agreements are included within Investment securities available-for-sale on the Consolidated Balance Sheets.

FHLB advances, both short-term and long-term, must be collateralized with qualifying assets, typically certain commercial and residential real estate loans, as well as certain government and agency securities. For ease of borrowing execution, First Financial utilizes a blanket collateral agreement with the FHLB, and at December 31, 2012, had collateral pledged with a book value of $1.6 billion.

The following is a summary of First Financial's long-term debt:

	2012		2011
(Dollars in thousands)	Amount	Average Rate	Amount	Average Rate
Federal Home Loan Bank	$9,427	3.74%	$11,544	3.80%
National Market Repurchase Agreement	65,000	3.50%	65,000	3.50%
Capital loan with municipality	775	0.00%	0	0.00%
Total long-term debt	$75,202	3.49%	$76,544	3.55%

As of December 31, 2012, the long-term debt matures as follows:

(Dollars in thousands)	FHLB	Repurchase Agreement
2013	$28	$12,500
2014	29	27,500
2015	28	25,000
2016	29	0
2017	28	0
Thereafter	9,285	0
Total	$9,427	$65,000

Other long-term debt on the Consolidated Balance Sheets previously consisted of junior subordinated debentures owed to unconsolidated subsidiary trusts. Capital securities were issued in the third quarter of 2003 by a statutory business trust, First Financial (OH) Statutory Trust II (Trust II). These debentures were first eligible for early redemption by First Financial in September 2008 and were fully redeemed on June 30, 2011.

The debenture qualified as Tier I capital under Federal Reserve Board guidelines, but had been limited to 25% of qualifying Tier I capital. After the early redemption, the Company has the capacity to issue approximately $161.1 million in additional qualifying debentures under these guidelines.

INCOME TAXES	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
INCOME TAXES
Income Taxes

Income tax expense consisted of the following components:

(Dollars in thousands)	2012	2011	2010
Current expense
Federal	$45,571	$46,270	$38,572
State	4,956	6,493	5,590
Total current expense	50,527	52,763	44,162
Deferred (benefit) expense
Federal	(12,499)	(12,836)	(10,170)
State	(1,586)	(1,627)	(1,290)
Total deferred (benefit) expense	(14,085)	(14,463)	(11,460)
Income tax expense	$36,442	$38,300	$32,702

The difference between the federal income tax rates, applied to income before income taxes, and the effective rates were due to the following:

(Dollars in thousands)	2012	2011	2010
Income taxes computed at federal statutory rate (35%) on income before income taxes	$36,311	$36,763	$32,183
Tax-exempt income	(626)	(586)	(519)
Bank-owned life insurance	(680)	(612)	(581)
Tax credits	(1,200)	(1,200)	(1,596)
State income taxes, net of federal tax benefit	2,191	3,163	2,795
Other	446	772	420
Income tax expense	$36,442	$38,300	$32,702

The major components of the temporary differences that give rise to deferred tax assets and liabilities at December 31, 2012, and 2011, were as follows:

(Dollars in thousands)	2012	2011
Deferred tax assets
Allowance for loan and lease losses	$35,107	$36,030
Deferred compensation	496	556
Mark to market adjustment on loans and derivatives	128	177
Postretirement benefits other than pension liability	113	141
Accrued stock-based compensation	1,681	1,493
Other reserves	438	219
Other real estate owned write-downs	3,640	1,175
Accrued expenses	4,611	4,521
Other	1,094	1,157
Total deferred tax assets	47,308	45,469

Deferred tax liabilities
Tax depreciation greater than book depreciation	(7,997)	(8,251)
FHLB and FRB stock	(17,060)	(17,060)
Mortgage-servicing rights	(109)	(339)
Leasing activities	(1,919)	(676)
Deferred section 597 gain	(41,614)	(62,421)
Prepaid pension	(5,839)	(1,454)
Intangible assets	(10,214)	(7,536)
Deferred loan fees and costs	(1,737)	(1,472)
Prepaid expenses	(721)	(1,310)
Net unrealized gains on securities available-for-sale and derivatives	(7,682)	(7,687)
Fair value adjustments on acquisitions	(17,181)	(14,945)
Other	(1,803)	(1,278)
Total deferred tax liabilities	(113,876)	(124,429)
Total net deferred tax liability	$(66,568)	$(78,960)

At December 31, 2012, and 2011, First Financial had no FASB ASC Topic 740-10 unrecognized tax benefits recorded. First Financial does not expect the total amount of unrecognized tax benefits to significantly increase within the next twelve months.

First Financial regularly reviews its tax positions and establishes reserves for income tax-related uncertainties based on estimates of whether it is more likely than not that the tax uncertainty would be sustained upon challenge by the appropriate tax authorities which would then result in additional taxes, penalties and interest due.  These evaluations are inherently subjective as they require material estimates and may be susceptible to significant change.  Provision for tax reserves, if any, is included in income tax expense in the Consolidated Financial Statements. Management determined that no reserve for income tax-related uncertainties was necessary as of December 31, 2012 and 2011.

First Financial and its subsidiaries are subject to U.S. federal income tax as well as state and local income tax in several jurisdictions. Tax years prior to 2010 have been closed and are no longer subject to U.S. federal income tax examinations. The 2009 tax year had been under examination by the federal taxing authority and was closed during the second quarter of 2012 with no material impact to the Company's financia1 position and results of operations as a result of this examination. Tax years 2010 and 2011 remain open to examination by the federal taxing authority.

First Financial is no longer subject to state and local income tax examinations for years prior to 2009. Tax years 2009 through 2011 remain open to state and local examination by various other jurisdictions.

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	12 Months Ended
Dec. 31, 2012
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Accumulated Other Comprehensive Income (Loss)

Shareholders’ equity is affected by transactions and valuations of asset and liability positions that require adjustments to accumulated other comprehensive income (loss).  The related tax effects allocated to other comprehensive income and accumulated other comprehensive income (loss) are as follows:

	December 31, 2012
	Total other comprehensive income			Total accumulated other comprehensive income
(Dollars in thousands)	Pre-tax	Tax-effect	Net of tax	Beginning Balance	Net Activity	Ending Balance
Unrealized gain on investment securities	$214	$(81)	$133	$12,669	$133	$12,802
Unrealized loss on derivatives	(229)	86	(143)	0	(143)	(143)
Retirement obligation	4,495	(1,697)	2,798	(34,136)	2,798	(31,338)
Foreign currency translation	25	0	25	(23)	25	2
Total	$4,505	$(1,692)	$2,813	$(21,490)	$2,813	$(18,677)

	December 31, 2011
	Total other comprehensive income			Total accumulated other comprehensive income
(Dollars in thousands)	Pre-tax	Tax-effect	Net of tax	Beginning Balance	Net Activity	Ending Balance
Unrealized gain on investment securities	$5,792	$(2,187)	$3,605	$9,064	$3,605	$12,669
Unrealized loss on derivatives	628	(237)	391	(391)	391	0
Retirement obligation	(20,652)	7,798	(12,854)	(21,282)	(12,854)	(34,136)
Foreign currency translation	(588)	0	(588)	565	(588)	(23)
Total	$(14,820)	$5,374	$(9,446)	$(12,044)	$(9,446)	$(21,490)

	December 31, 2010
	Total other comprehensive income			Total accumulated other comprehensive income
(Dollars in thousands)	Pre-tax	Tax-effect	Net of tax	Beginning Balance	Net Activity	Ending Balance
Unrealized gain on investment securities	$(1,485)	$325	$(1,160)	$10,224	$(1,160)	$9,064
Unrealized loss on derivatives	(2,089)	767	(1,322)	931	(1,322)	(391)
Retirement obligation	(46)	525	479	(21,761)	479	(21,282)
Foreign currency translation	446	0	446	119	446	565
Total	$(3,174)	$1,617	$(1,557)	$(10,487)	$(1,557)	$(12,044)

CAPITAL	12 Months Ended
Dec. 31, 2012
Banking and Thrift [Abstract]
CAPITAL
Capital

Risk-Based Capital. First Financial and its subsidiary, First Financial Bank, are subject to regulatory capital requirements administered by federal banking agencies. Capital adequacy guidelines and, additionally for banks, prompt corrective action regulations involve quantitative measures of assets, liabilities and certain off-balance sheet items calculated under regulatory accounting practices. Capital amounts and classifications are also subject to qualitative judgments by regulators. Failure to meet minimum capital requirements can initiate regulatory action.

Quantitative measures established by regulation to ensure capital adequacy require First Financial to maintain minimum amounts and ratios as defined by the regulations of Total and Tier 1 capital to risk-weighted assets and to average assets. Management believes, as of December 31, 2012, that First Financial met all capital adequacy requirements to which it is subject. At December 31, 2012 and 2011, regulatory notifications categorized First Financial Bank as well-capitalized under the regulatory framework for prompt corrective action. To be categorized as well-capitalized, First Financial Bank must maintain minimum Total risk-based capital, Tier 1 risk-based capital and Tier 1 leverage ratios as set forth in the table below. There have been no conditions or events since those notifications that management believes has changed the Company's category.

First Financial's Tier 1 capital is comprised of total shareholders' equity less unrealized gains and losses on investment securities available-for-sale, any amounts resulting from the application of FASB ASC Topic 715, Compensation-Retirement Benefits, recorded within accumulated other comprehensive income (loss), intangible assets and any valuation related to mortgage servicing rights. Prior to June 30, 2011, First Financial's Tier I capital included junior subordinated debentures which were redeemed on June 30, 2011. Total risk-based capital consists of Tier 1 capital plus the qualifying allowance for loan and lease losses and gross unrealized gains on equity securities.

For purposes of calculating the leverage ratio, average assets represents quarterly average assets less assets ineligible for total risk-based capital including all or portions of intangibles, mortgage servicing assets and allowance for loan and lease losses.

Actual and required capital amounts and ratios at year-end are presented in the table that follows.

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
(Dollars in thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio
December 31, 2012
Total capital to risk-weighted assets
Consolidated	$686,961	17.60%	$312,328	8.00%	N/A	N/A
First Financial Bank	586,023	15.04%	311,618	8.00%	$389,523	10.00%

Tier 1 capital to risk-weighted assets
Consolidated	637,176	16.32%	156,164	4.00%	N/A	N/A
First Financial Bank	529,196	13.59%	155,809	4.00%	233,714	6.00%

Tier 1 capital to average assets
Consolidated	637,176	10.25%	248,761	4.00%	N/A	N/A
First Financial Bank	529,196	8.52%	248,408	4.00%	310,511	5.00%

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
(Dollars in thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio
December 31, 2011
Total capital to risk-weighted assets
Consolidated	$683,255	18.74%	$291,632	8.00%	N/A	N/A
First Financial Bank	578,042	15.89%	290,992	8.00%	$363,740	10.00%

Tier 1 capital to risk-weighted assets
Consolidated	636,836	17.47%	145,816	4.00%	N/A	N/A
First Financial Bank	524,363	14.42%	145,496	4.00%	218,244	6.00%

Tier 1 capital to average assets
Consolidated	636,836	9.87%	258,122	4.00%	N/A	N/A
First Financial Bank	524,363	8.13%	258,035	4.00%	322,543	5.00%

Shelf Registrations. On April 28, 2011, First Financial filed a shelf registration on Form S-3 with the SEC. This shelf registration allows First Financial to raise capital from time to time through the sale of various types of securities, subject to approval by the Company's board of directors.

Share Repurchases. In October 2012, First Financial's board of directors approved a share repurchase plan under which the Company has the ability to repurchase up to 5,000,000 common shares. Under the plan, the Company expects to repurchase approximately 1,000,000 common shares annually. This annual target will be subject to market conditions and quarterly evaluation by the board as well as balance sheet composition and growth. The Company repurchased 460,500 shares under this plan during 2012. At December 31, 2012, 4,539,500 common shares remained available for purchase under this repurchase plan.

On January 25, 2000, the board of directors authorized First Financial to repurchase the number of common shares necessary to satisfy any restricted stock awards or stock options that were granted from time to time under the 1999 Stock Incentive Option Plan for Officers and Employees and the 1999 Stock Option Plan for Non-Employee Directors. In 2007, the plan was amended to allow for the purchase of shares for general corporate purposes. Under this plan, First Financial repurchased 1,612,285 shares in 2007, 276,000 shares in 2001, and 650,110 shares in 2000. The repurchase plan approved by the board of directors in 2000, and amended in 2007, was terminated with the approval of the October 2012 share repurchase plan discussed above.

EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
EMPLOYEE BENEFIT PLANS
Employee Benefit Plans

Pension Plan. First Financial sponsors a non-contributory defined benefit pension plan covering substantially all employees and uses a December 31 measurement date for the plan.

First Financial made no cash contributions to the pension plan in 2012.  First Financial does not expect to make a cash contribution to its pension plan in 2013.  As a result of the plan’s funding status and related actuarial projections, First Financial recorded pension-related income of $0.5 million and $1.3 million for 2012 and 2011, respectively, compared to pension-related expense of $2.0 million for 2010.

The following tables set forth information concerning amounts recognized in First Financial's Consolidated Balance Sheets and Consolidated Statements of Income:

	December 31,
(Dollars in thousands)	2012	2011
Change in benefit obligation
Benefit obligation at beginning of year	$63,910	$52,312
Service cost	3,483	3,177
Interest cost	2,550	2,723
Actuarial loss	3,822	9,180
Benefits paid, excluding settlement	(6,087)	(3,482)
Benefit obligation at end of year	67,678	63,910

Change in plan assets
Fair value of plan assets at beginning of year	114,972	122,677
Actual return on plan assets	14,831	(4,223)
Employer contribution	0	0
Benefits paid, excluding settlement	(6,087)	(3,482)
Fair value of plan assets at end of year	123,716	114,972

Amounts recognized in the Consolidated Balance Sheets
Assets	56,038	51,062
Liabilities	0	0
Net amount recognized	$56,038	$51,062

Amounts recognized in accumulated other comprehensive income (loss)
Net actuarial loss	$54,471	$59,390
Net prior service cost	(4,119)	(4,542)
Deferred tax assets	(19,014)	(20,712)
Net amount recognized	$31,338	$34,136

Change in accumulated other comprehensive income (loss)	$(2,798)	$12,854

Accumulated benefit obligation	$64,273	$60,485

Components of net periodic benefit cost
	December 31,
(Dollars in thousands)	2012	2011	2010
Service cost	$3,483	$3,177	$2,590
Interest cost	2,550	2,723	2,711
Expected return on assets	(9,055)	(9,020)	(4,932)
Amortization of prior service cost	(423)	(423)	(423)
Recognized net actuarial loss	2,964	2,194	2,065
Net periodic benefit (income) cost	(481)	(1,349)	2,011

Other changes recognized in accumulated other comprehensive income
Net actuarial (gain) loss	(1,954)	22,423	1,688
Amortization of prior service cost	423	423	423
Amortization of gain	(2,964)	(2,194)	(2,065)
Total recognized in accumulated other comprehensive income	(4,495)	20,652	46
Total recognized in net periodic benefit cost and accumulated other comprehensive income	$(4,976)	$19,303	$2,057

Amount expected to be recognized in net periodic pension expense in the coming year
Amortization of loss	$3,248	$3,039	$2,191
Amortization of prior service credit	(423)	(423)	(423)

Weighted-average assumptions to determine
	December 31,
	2012	2011
Benefit obligations
Discount rate	3.73%	4.22%
Rate of compensation increase	3.50%	3.50%

Net periodic benefit cost
Discount rate	4.22%	5.36%
Expected return on plan assets	7.50%	7.50%
Rate of compensation increase	3.50%	3.50%

The determination of the overall expected long-term return on plan assets was based on the composition of plan assets and a consensus of estimates from similarly managed portfolios of expected future returns.

Plan assets are administered and managed by the Wealth Management division of First Financial Bank, N.A. Plan assets are invested in a broad range of equity, fixed income and cash securities, consisting entirely of publicly traded individual stocks and bonds and publicly traded mutual funds and exchange traded funds. The pension plan does not directly own any shares of First Financial common stock or any other First Financial security or product.

The investment objective of the Plan is to structure the assets to, as much as feasible, mirror the liabilities of the Plan. The current target asset allocation set by the Bank for the Plan is 60% equities and 40% fixed income, with the aim to use the fixed income component to match the identified near term and long term plan distributions and the equity component to generate growth of capital to meet other future Plan liabilities.

The fair value of the plan assets as of December 31, 2012 by asset category is shown in the table that follows:

	Fair Value Measurements
(Dollars in thousands)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Asset Category
Money market fund	$1,338	$1,338	$0	$0
U.S. Treasury securities	3,923	0	3,923	0
Securities of U.S. government agencies and corporations	1,543	0	1,543	0
Corporate bonds	6,983	0	6,983	0
Equity securities:
Common stock	20,899	20,899	0	0
Mutual funds	22,168	22,168	0	0
Exchange traded funds	66,844	66,844	0	0
Total	$123,698	$111,249	$12,449	$0

The fair value of the plan assets as of December 31, 2011 by asset category is shown below.

	Fair Value Measurements
(Dollars in thousands)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Asset Category
Money market fund	$1,551	$1,551	$0	$0
U.S. Treasury securities	3,745	0	3,745	0
Securities of U.S. government agencies and corporations	2,019	0	2,019	0
Corporate bonds	7,249	0	7,249	0
Equity securities:
Common stock	19,368	19,368	0	0
Mutual funds	63,106	63,106	0	0
Exchange traded funds	17,756	17,756	0	0
Total	$114,794	$101,781	$13,013	$0

The asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. See Note 22 – Fair Value Disclosures for further information related to the framework for measuring fair value and the fair value hierarchy.

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

(Dollars in thousands)	Retirement Benefits
2012	$4,176
2013	5,073
2014	4,945
2015	9,989
2016	4,831
Thereafter	31,779

Thrift Plan. First Financial also sponsors a defined contribution 401(k) thrift plan which covers substantially all employees. Employees may contribute up to 50.0% of their earnings into the plan, not to exceed applicable limitations prescribed by the Internal Revenue Service. First Financial contributes $1.00 for every $1.00 an employee contributes up to 3.00% of the employee's earnings and then contributes $0.50 for every $1.00 thereafter, up to a maximum First Financial total contribution of 4.00% of the employee's earnings. All First Financial matching contributions vest immediately. First Financial contributions to the 401(k) plan are at the discretion of the board of directors. Total First Financial contributions to the 401(k) plan were $2.6 million during 2012, $2.7 million during 2011 and $2.6 million during 2010.

Bank-owned Life Insurance. First Financial has purchased life insurance policies on certain employees. The cash surrender value of these policies is carried as an asset on the Consolidated Balance Sheets in Accrued interest and other assets. The carrying value was $84.5 million and $85.9 million at December 31, 2012, and 2011, respectively.

EARNINGS PER COMMON SHARE	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
EARNINGS PER COMMON SHARE
Earnings Per Common Share

The following table sets forth the computation of basic and diluted earnings per share:

(Dollars in thousands, except per share data)	2012	2011	2010
Numerator for basic and diluted earnings per share -income available to common shareholders:
Net income	$67,303	$66,739	$59,251
Dividends on preferred stock	0	0	1,865
Income available to common shareholders	$67,303	$66,739	$57,386
Denominator for basic earnings per share - weighted average shares	57,876,685	57,691,979	56,969,491
Effect of dilutive securities
Employee stock awards	873,293	907,428	913,809
Warrants	118,814	93,798	109,778
Denominator for diluted earnings per share - adjusted weighted average shares	58,868,792	58,693,205	57,993,078
Earnings per share available to common shareholders
Basic	$1.16	$1.16	$1.01
Diluted	$1.14	$1.14	$0.99

Warrants to purchase 465,117 shares of the Company's common stock were outstanding as of December 31, 2012, 2011 and 2010, respectively. These warrants, each representing the right to purchase one share of common stock, no par value per share, have an exercise price of $12.34 and expire on December 23, 2018.

Stock options and warrants, where the exercise price was greater than the average market price of the common shares, were not included in the computation of net income per diluted share as they would have been anti-dilutive.  These out-of-the-money options were 1,092,253, 420,076 and 41,426 at December 31, 2012, 2011 and 2010, respectively.

STOCK OPTIONS AND AWARDS	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK OPTIONS AND AWARDS
Stock Options And Awards

First Financial follows the provisions of FASB ASC Topic 718, Compensation-Stock Compensation, which requires measurement of compensation cost for all stock-based awards at fair value on the date of grant and recognition of compensation expense over the service period for all awards expected to vest. Share-based compensation expense for stock options and restricted stock awards included in salaries and employee benefits expense for the year ended December 31, 2012, and 2011, was $4.2 million and $3.9 million, respectively. Total unrecognized compensation cost related to nonvested share-based compensation was $5.2 million at December 31, 2012 and is expected to be recognized over a weighted average period of 1.9 years .

As of December 31, 2012, First Financial had five stock-based compensation plans. The 1999 Stock Incentive Plan for Officers and Employees and the 1999 Stock Option Plan for Non-Employee Directors provided incentive stock options and stock awards to certain key employees and non-qualified stock options to non-employee directors (the "1999 Plans") of First Financial for up to 7,507,500 common shares. The options become exercisable at a rate of 25% per year on the anniversary date of the grant and remain outstanding for 10 years after the initial grant date. All options expire at the end of the exercise period. No additional awards may be granted under the 1999 Plans. On June 15, 2009, the shareholders approved the 2009 Employee Stock Plan and the 2009 Non-Employee Director Plan providing for the issuance of 1,500,000 shares and 75,000 shares, respectively. The 2009 Employee Stock Plan expired on June 15, 2012, and thus, no new awards may be granted under this plan. On May 22, 2012, First Financial shareholders approved the First Financial Bancorp. 2012 Stock Plan and amendments to the 2009 Non-Employee Director Plan. At December 31, 2012, there were 1,745,906 shares and 43,623 shares available for issuance under these plans, respectively.

First Financial utilizes the Black-Scholes valuation model to determine the fair value of its stock options. In addition to the stock option strike price, the Black-Scholes valuation model requires the use of the following assumptions: the expected dividend yield based on historical dividend payouts; the expected stock price volatility based on the historical volatility of Company stock for a period approximating the expected life of the options; the risk-free rate based on the U.S. Treasury yield curve in effect at the time of grant for periods corresponding with the expected life of the option; and the expected option life represented by the period of time the options are expected to be outstanding and is based on historical trends. No options were granted in 2012, 2011 or 2010.

Stock option activity for the year ended December 31, 2012, is summarized as follows:

(Dollars in thousands, except per share data)	Number of shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding at beginning of year	2,364,926	$13.99
Granted	0	0.00
Exercised	(302,824)	12.95
Forfeited or expired	(70,727)	14.66
Outstanding at end of year	1,991,375	$14.13	3.9 years	$2,673
Exercisable at end of year	1,991,375	$14.13	3.9 years	$2,673

The intrinsic value of stock options is defined as the difference between the current market value and the grant price. First Financial uses treasury shares purchased under the Company's share repurchase program to satisfy share-based exercises.

	2012	2011	2010
Total intrinsic value of options exercised	$1,277	$477	$1,862
Cash received from exercises	$320	$150	$272
Tax benefit from exercises	$1,576	$1,421	$1,033

Restricted stock awards have historically been recorded as deferred compensation, a component of shareholders' equity, at the fair value of these awards at the grant date and amortized on a straight-line basis to salaries and benefits expense over the specified vesting periods, which is currently three years for employees and non-employee directors, but was four years prior to April 2010 for employees only. For awards granted to non-employee directors through 2010, the vesting of the awards only required a service period to be met.

Activity in restricted stock for the previous three years ended December 31 is summarized as follows:

	2012		2011		2010
	Number of shares	Weighted Average Grant Date Fair Value	Number of shares	Weighted Average Grant Date Fair Value	Number of shares	Weighted Average Grant Date Fair Value
Nonvested at beginning of year	518,736	$15.99	485,498	$15.63	401,934	$12.05
Granted	290,706	17.00	261,356	16.02	235,964	20.00
Vested	(228,233)	15.58	(200,525)	14.87	(120,073)	12.97
Forfeited	(62,453)	16.61	(27,593)	18.10	(32,327)	12.93
Nonvested at end of year	518,756	$16.65	518,736	$15.99	485,498	$15.63

The fair value of restricted stock is determined based on the number of shares granted and the quoted price of First Financial's common stock. The total fair value of restricted stock vested during 2012 was $3.6 million.

LOANS TO RELATED PARTIES	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Loans to Related Parties
Loans to Related Parties

Loans to directors, executive officers, principal holders of First Financial’s common stock and certain related persons were as follows:

(Dollars in thousands)	2012	2011	2010
Beginning balance	$10,599	$10,375	$16,047
Additions	1,791	1,297	1,533
Deductions	(1,964)	(1,073)	(7,205)
Ending balance	$10,426	$10,599	$10,375
Loans 90 days past due	$0	$0	$0

Related parties of First Financial, as defined above, were clients of and had transactions with subsidiaries of First Financial in the ordinary course of business during the periods noted above. Additional transactions may be expected in the ordinary course of business in the future. All outstanding loans, commitments, financing leases, transactions in money market instruments and deposit relationships included in such transactions were made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with others, and did not involve more than a normal risk of collectibility or present other unfavorable features.

FAIR VALUE DISCLOSURES	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
FAIR VALUE DISCLOSURES
Fair Value Disclosures

Fair Value Measurement
The fair value framework as disclosed in the Fair Value Measurements and Disclosure Topic of the FASB ASC Topic 825, Financial Instruments (Fair Value Topic) includes a hierarchy which focuses on prioritizing the inputs used in valuation techniques.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1), a lower priority to observable inputs other than quoted prices in active markets for identical assets and liabilities (Level 2), and the lowest priority to unobservable inputs (Level 3).  When determining the fair value measurements for assets and liabilities, First Financial looks to active markets to price identical assets or liabilities whenever possible and classifies such items in Level 1.  When identical assets and liabilities are not traded in active markets, First Financial looks to market observable data for similar assets and liabilities and classifies such items as Level 2.  Certain assets and liabilities are not actively traded in observable markets and First Financial must use alternative techniques, based on unobservable inputs, to determine the fair value and classifies such items as Level 3. The level within the fair value hierarchy is based on the lowest level of input that is significant in the fair value measurement.

The following methods, assumptions and valuation techniques were used by First Financial to measure different financial assets and liabilities at fair value and in estimating its fair value disclosures for financial instruments.

Cash and short-term investments. The carrying amounts reported in the Consolidated Balance Sheets for cash and short-term investments, such as federal funds sold, approximated the fair value of those instruments. The Company classifies cash and short-term investments in Level 1 of the fair value hierarchy.

Investment securities. Investment securities classified as trading and available-for-sale are recorded at fair value on a recurring basis.  Fair value measurement is based upon quoted market prices, when available (Level 1).  If quoted market prices are not available, fair values are measured utilizing independent valuation techniques of identical or similar investment securities.  First Financial compiles prices from various sources who may apply such techniques as matrix pricing to determine the value of identical or similar investment securities (Level 2).  Matrix pricing is a mathematical technique widely used in the banking industry to value investment securities without relying exclusively on quoted prices for the specific investment securities but rather relying on the investment securities’ relationship to other benchmark quoted investment securities.  Any investment securities not valued based upon the methods above are considered Level 3.

First Financial utilizes information provided by a third-party investment securities administrator in analyzing the investment securities portfolio in accordance with the fair value hierarchy of the Fair Value Topic.  The adminstrator’s evaluation of investment security portfolio pricing is performed using a combination of prices and data from other sources, along with internally developed matrix pricing models and assistance from the provider’s internal fixed income analysts and trading desk.  The adminstrator’s month-end pricing process includes a series of quality assurance activities where prices are compared to recent market conditions, previous evaluation prices and between the various pricing services.  These processes produce a series of quality assurance reports on which price exceptions are identified, reviewed and where appropriate, securities are repriced.  In the event of a materially different price, the administrator will report the variance as a “price challenge” and review the pricing methodology in detail.  The results of the quality assurance process are incorporated into the selection of pricing providers by the portfolio manager.

First Financial reviews the pricing methodologies utilized by the administrator to ensure the fair value determination is consistent with the applicable accounting guidance and that the investments are properly classified in the fair value hierarchy. Further, the Company periodically validates the fair values for a sample of securities in the portfolio by comparing the fair values provided by the administrator to prices from other independent sources for the same or similar securities. First Financial analyzes unusual or significant variances and conducts additional research with the administrator, if necessary, and takes appropriate action based on its findings.

Loans held for sale. Loans held for sale are carried at the lower of cost or fair value.  These loans currently consist of one-to-four family residential real estate loans originated for sale to qualified third parties.  Fair value is based on the contractual price to be received from these third parties, which is not materially different than cost due to the short duration between origination and sale (Level 2).  As such, First Financial records any fair value adjustments on a nonrecurring basis.  Gains and losses on the sale of loans are recorded as net gains from sales of loans within noninterest income in the Consolidated Statements of Income.

Loans, excluding covered loans. The fair value of commercial, commercial real estate, residential real estate and consumer loans were estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities or repricing frequency.  The Company classifies the estimated fair value of uncovered loans as Level 3 in the fair value hierarchy.

Loans are designated as impaired when, in the judgment of management based on current information and events, it is probable that all amounts due according to the contractual terms of the loan agreement will not be collected.  Impaired loans are valued at the lower of cost or fair value for purposes of determining the appropriate amount of impairment to be allocated to the allowance for loan and lease losses.  Fair value is generally measured based on the value of the collateral securing the loans.  Collateral may be in the form of real estate or business assets including equipment, inventory and accounts receivable.  The vast majority of the collateral is real estate.  The value of real estate collateral is determined utilizing an income or market valuation approach based on an appraisal conducted by an independent, licensed third-party appraiser (Level 3). The value of business equipment is based upon an outside appraisal if deemed significant, or the net book value on the applicable borrower financial statements if not considered significant.  Likewise, values for inventory and accounts receivable collateral are based on borrower financial statement balances or aging reports on a discounted basis as appropriate (Level 3).  Impaired loans allocated to the allowance for loan and lease losses are measured at fair value on a nonrecurring basis.  Any fair value adjustments are recorded in the period incurred as provision for loan and lease losses on the Consolidated Statements of Income.

Covered loans. Fair values for covered loans accounted for under FASB ASC Topic 310-30 were based on a discounted cash flow methodology that considered factors including the type of loan and related collateral, classification status, fixed or variable interest rate, term of loan and whether or not the loan was amortizing, and a discount rate reflecting the Company's assessment of risk inherent in the cash flow estimates. These covered loans were grouped together according to similar characteristics and were treated in the aggregate when applying various valuation techniques. First Financial estimated the cash flows expected to be collected on these loans based upon the expected remaining life of the underlying loans, which includes the effects of estimated prepayments. These cash flow evaluations are inherently subjective as they require material estimates, all of which may be susceptible to significant change.

Fair values for covered loans accounted for outside of FASB ASC Topic 310-30 were estimated by discounting the future cash flows using current interest rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities or repricing frequency. The carrying amount of accrued interest approximates its fair value.

The Company classifies the estimated fair value of covered loans as Level 3 in the fair value hierarchy.

FDIC indemnification asset. The accounting for FDIC indemnification assets is closely related to the accounting for the underlying, indemnified assets. Fair value of the FDIC indemnification asset was estimated using projected cash flows related to the loss sharing agreements based on the expected reimbursements for losses and the applicable loss sharing percentages. First Financial re-estimates the expected indemnification asset cash flows in conjunction with the periodic re-estimation of cash flows on covered loans accounted for under FASB ASC Topic 310-30. Improvements in cash flow expectations on covered loans generally result in a related decline in the expected indemnification cash flows while declines in cash flow expectations on covered loans generally result in an increase in expected indemnification cash flows.

The expected cash flows are discounted to reflect the uncertainty of the timing and receipt of the loss sharing reimbursement from the FDIC. These cash flow evaluations are inherently subjective as they require material estimates, all of which may be susceptible to significant change. The Company classifies the estimated fair value of the indemnification asset as Level 3 in the fair value hierarchy.

Deposit liabilities. The fair value of demand deposits, savings accounts and certain money-market deposits was the amount payable on demand at the reporting date.  The carrying amounts for variable-rate certificates of deposit approximated their fair values at the reporting date.  The fair value of fixed-rate certificates of deposit was estimated using a discounted cash flow calculation which applies the interest rates currently offered for deposits of similar remaining maturities.  The carrying amount of accrued interest approximates its fair value. The Company classifies the estimated fair value of deposit liabilities as Level 2 in the fair value hierarchy.

Borrowings. The carrying amounts of federal funds purchased and securities sold under agreements to repurchase and other short-term borrowings approximate their fair values.  The Company classifies the estimated fair value of short-term borrowings as Level 1 of the fair value hierarchy.

The fair value of long-term debt is estimated using a discounted cash flow calculation which utilizes the interest rates currently offered for borrowings of similar remaining maturities.  Third-party valuations are used for long-term debt with embedded options, such as call features. The Company classifies the estimated fair value of long-term debt as Level 2 in the fair value hierarchy.

Commitments to extend credit and standby letters of credit. Pricing of these financial instruments is based on the credit quality and relationship, fees, interest rates, probability of funding and compensating balance and other covenants or requirements.  Loan commitments generally have fixed expiration dates, are variable rate and contain termination and other clauses which provide for relief from funding in the event that there is a significant deterioration in the credit quality of the client.  Many loan commitments are expected to expire without being drawn upon.  The rates and terms of the commitments to extend credit and the standby letters of credit are competitive with those in First Financial’s market area.  The carrying amounts are reasonable estimates of the fair value of these financial instruments.  Carrying amounts, which are comprised of the unamortized fee income and, where necessary, reserves for any expected credit losses from these financial instruments, are immaterial.

Derivatives. The fair values of derivative instruments are based primarily on a net present value calculation of the cash flows related to the interest rate swaps at the reporting date, using primarily observable market inputs such as interest rate yield curves.  The discounted net present value calculated represents the cost to terminate the swap if First Financial should choose to do so. Additionally, First Financial utilizes a vendor-developed, proprietary model to value the credit risk component of both the derivative assets and liabilities.  The credit valuation adjustment is recorded as an adjustment to the fair value of the derivative asset or liability on the reporting date. Derivative instruments are classified as Level 2 in the fair value hierarchy.

The estimated fair values of financial instruments not measured at fair value on either a recurring or nonrecurring basis in First Financial’s consolidated financial statements were as follows:

	Carrying	Estimated fair value
(Dollars in thousands)	value	Total	Level 1	Level 2	Level 3
December 31, 2012
Financial assets
Cash and short-term investments	$158,843	$158,843	$158,843	$0	$0
Investment securities held-to-maturity	770,755	778,474	0	778,474	0
Other investments	71,492	71,492	0	71,492	0
Loans held for sale	16,256	16,256	0	16,256	0
Loans, excluding covered loans	3,131,287	3,145,120	0	0	3,145,120
Covered loans	702,926	713,797	0	0	713,797
FDIC indemnification asset	119,607	106,380	0	0	106,380

Financial liabilities
Deposits
Noninterest-bearing	$1,102,774	$1,102,774	$0	$1,102,774	$0
Interest-bearing demand	1,160,815	1,160,815	0	1,160,815	0
Savings	1,623,614	1,623,614	0	1,623,614	0
Time	1,068,637	1,072,201	0	1,072,201	0
Total deposits	4,955,840	4,959,404	0	4,959,404	0
Short-term borrowings	624,570	624,570	624,570	0	0
Long-term debt	75,202	78,941	0	78,941	0

	Carrying	Estimated Fair Value
(Dollars in thousands)	Value	Total	Level 1	Level 2	Level 3
December 31, 2011
Financial assets
Cash and short-term investments	$525,051	$525,051	$525,051	$0	$0
Investment securities held-to-maturity	2,664	2,893	0	2,893	0
Other investments	71,492	71,492	0	71,492	0
Loans held for sale	24,834	24,834	0	24,834	0
Loans, excluding covered loans	2,915,871	2,910,825	0	0	2,910,825
Covered loans	1,010,409	1,042,752	0	0	1,042,752
FDIC indemnification asset	173,009	151,114	0	0	151,114

Financial liabilities
Deposits
Noninterest-bearing	$946,180	$946,180	$0	$946,180	$0
Interest-bearing demand	1,317,339	1,317,339	0	1,317,339	0
Savings	1,724,659	1,724,659	0	1,724,659	0
Time	1,654,662	1,664,457	0	1,664,457	0
Total deposits	5,642,840	5,652,635	0	5,652,635	0
Short-term borrowings	99,431	99,431	99,431	0	0
Long-term debt	76,544	81,168	0	81,168	0

The following table summarizes the financial assets and liabilities measured at fair value on a recurring basis were as follows:

	Fair Value Measurements Using			Netting	Assets/Liabilities
(Dollars in thousands)	Level 1	Level 2	Level 3	Adjustments (1)	at Fair Value
December 31, 2012
Assets
Derivatives	$0	$24,135	$0	$(24,135)	$0
Available-for-sale investment securities	144	1,031,952	0	0	1,032,096
Total	$144	$1,056,087	$0	$(24,135)	$1,032,096

Liabilities
Derivatives	$0	$26,652	$0	$(24,135)	$2,517

	Fair Value Measurements Using			Netting	Assets/Liabilities
(Dollars in thousands)	Level 1	Level 2	Level 3	Adjustments (1)	at Fair Value
December 31, 2011
Assets
Derivatives	$0	$24,566	$0	$(24,566)	$0
Available-for-sale investment securities	141	1,441,705	0	0	1,441,846
Total	$141	$1,466,271	$0	$(24,566)	$1,441,846

Liabilities
Derivatives	$0	$28,123	$0	$(24,566)	$3,557

(1)
Amounts represent the impact of legally enforceable master netting arrangements that allow First Financial to settle positive and negative positions and also cash collateral held with the same counterparties.

Certain financial assets and liabilities are measured at fair value on a nonrecurring basis.  Adjustments to the fair market value of these assets usually result from the application of lower-of-cost-or-market accounting or write-downs of individual assets.  The following table summarizes financial assets and liabilities measured at fair value on a nonrecurring basis were as follows:

	Fair Value Measurements Using
(Dollars in thousands)	Level 1	Level 2	Level 3
December 31, 2012
Assets
Impaired loans (1)	$0	$0	$19,564
OREO	0	0	5,651
Covered OREO	0	0	14,059

	Fair Value Measurements Using
(Dollars in thousands)	Level 1	Level 2	Level 3
December 31, 2011
Assets
Impaired loans (1)	$0	$0	$20,279
OREO	0	0	4,188
Covered OREO	0	0	6,412

(1) Amounts represent the fair value of collateral for impaired loans allocated to the allowance for loan and lease losses.  Fair values are determined using actual market prices (Level 1), independent third party valuations discounted as appropriate (Level 2) and borrower records discounted as appropriate (Level 3).

FIRST FINANCIAL BANCORP. (PARENT COMPANY ONLY) FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2012
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
First Financial Bancorp. (Parent Company Only) Financial Information

Balance Sheets

	December 31,
(Dollars in thousands)	2012	2011
Assets
Cash	$106,196	$111,657
Investment securities, available for sale	3,623	2,682
Subordinated notes from subsidiaries	7,500	7,500
Investment in subsidiaries
Commercial banks	575,701	573,295
Nonbanks	18,671	18,659
Total investment in subsidiaries	594,372	591,954
Premises and equipment	1,706	1,842
Other assets	15,058	14,889
Total assets	$728,455	$730,524

Liabilities
Dividends payable	$16,869	$16,196
Other liabilities	1,161	2,107
Total liabilities	18,030	18,303
Shareholders’ equity	710,425	712,221
Total liabilities and shareholders’ equity	$728,455	$730,524

Statements of Income

	Years Ended December 31,
(Dollars in thousands)	2012	2011	2010
Income
Interest income	$55	$70	$192
Noninterest income	421	0	143
Dividends from subsidiaries	73,800	48,700	60,700
Total income	74,276	48,770	61,035

Expenses
Interest expense	0	391	1,221
Provision for loan and lease losses	0	739	(37)
Salaries and employee benefits	4,612	4,449	3,377
Miscellaneous professional services	916	719	928
Other	5,209	5,240	3,190
Total expenses	10,737	11,538	8,679
Income before income taxes and equity in undistributed net earnings of subsidiaries	63,539	37,232	52,356
Income tax benefit	(3,869)	(4,263)	(3,162)
Equity in undistributed (loss) earnings of subsidiaries	(105)	25,244	3,733
Net income	$67,303	$66,739	$59,251

Statements of Cash Flows

	Years Ended December 31,
(Dollars in thousands)	2012	2011	2010
Operating activities
Net income	$67,303	$66,739	$59,251
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed loss (earnings) of subsidiaries	105	(25,244)	(3,733)
Provision for loan and lease losses	0	739	(37)
Depreciation and amortization	27	31	42
Stock-based compensation expense	4,186	3,935	3,084
Deferred income taxes	(207)	(509)	(569)
Increase in dividends payable	673	10,342	710
Decrease in accrued expenses	(1,799)	(10,003)	(140)
(Increase) decrease in other assets	(139)	(241)	170
Net cash provided by operating activities	70,149	45,789	58,778

Investing activities
Proceeds from calls and maturities of investment securities	0	158	0
Purchases of investment securities, available-for-sale	(474)	(137)	(290)
Net decrease (increase) in loans	0	2,681	(1,743)
Purchases of premises and equipment	0	0	(1,285)
Other	109	514	(548)
Net cash (used in) provided by investing activities	(365)	3,216	(3,866)

Financing activities
Redemption of junior subordinated debentures	0	(20,620)	0
Cash dividends paid on common stock	(67,797)	(35,312)	(22,490)
Cash dividends paid on preferred stock	0	0	(1,100)
Treasury stock purchase	(6,806)	0	0
Issuance of common stock	0	0	91,224
Payment to repurchase preferred stock	0	0	(80,000)
Proceeds from exercise of stock options, net of shares purchased	320	63	272
Excess tax benefit on share-based compensation	438	259	535
Other	(1,400)	478	(1,086)
Net cash used in financing activities	(75,245)	(55,132)	(12,645)
(Decrease) increase in cash	(5,461)	(6,127)	42,267
Cash at beginning of year	111,657	117,784	75,517
Cash at end of year	$106,196	$111,657	$117,784

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
Basis of Presentation Policy
Basis of presentation. The Consolidated Financial Statements of First Financial Bancorp. (First Financial or the Company), a bank holding company, principally serving Ohio, Indiana and Kentucky, include the accounts and operations of First Financial and its wholly owned subsidiary, First Financial Bank, N.A. (First Financial Bank or the Bank). All significant intercompany transactions and accounts have been eliminated in consolidation. Certain reclassifications of prior years' amounts have been made to conform to current year presentation. Such reclassifications had no effect on net earnings.

Use of Estimates, Policy
Use of estimates. The preparation of Consolidated Financial Statements in conformity with U.S. Generally Accepted Accounting Principles (GAAP) requires management to make estimates, assumptions and judgments that affect the amounts reported in the Consolidated Financial Statements and accompanying Notes. Actual realized amounts could differ materially from those estimates.

Investment, Policy
Investment securities. First Financial classifies debt and equity securities into three categories: trading, held-to-maturity and available-for-sale.

Management determines the appropriate classification of investment securities at the time of purchase and reevaluates such designation as of each balance sheet date. Investment securities are classified as held-to-maturity when First Financial has the positive intent and ability to hold the securities to maturity. Held-to-maturity securities are stated at amortized cost.

Investment securities classified as trading are held principally for resale in the near term and are recorded at fair value. Gains or losses, either unrealized or realized, are reported in noninterest income. Quoted market prices are used to determine the fair value of trading securities.

Investment securities not classified as either held-to-maturity or trading are classified as available-for-sale. Available-for-sale securities are recorded at fair value, with the unrealized gains and losses, net of tax, reported as a separate component of accumulated other comprehensive income (loss) in shareholders' equity.

The amortized cost of investment securities classified as either held-to-maturity or available-for-sale is adjusted for amortization of premiums and accretion of discounts to maturity, or in the case of mortgage-backed securities, over the estimated life of the security. Such amortization is considered an adjustment to the yield on the security and included in interest income from investments. Interest and dividends are included in interest income from investment securities.

Realized gains and losses are based on amortized cost of the security sold using the specific identification method. Available-for-sale and held-to-maturity securities are reviewed quarterly for potential impairment in fair value. In performing this review, management considers the length of time and extent to which the security’s fair value has been less than amortized cost, the financial condition and near-term prospects of the issuer and the ability and intent of First Financial to hold the security for a period sufficient to allow for any anticipated recovery in fair value. If the fair value of a security is less than the amortized cost and the impairment is determined to be other-than-temporary, the security is written down, establishing a new and reduced cost basis. The related charge is recorded in the Consolidated Statements of Income.

Other investments include holdings in Federal Reserve Bank (FRB) stock and Federal Home Loan Bank (FHLB) stock. FRB and FHLB stock are both carried at cost.

Goodwill and Intangible Assets, Policy
Goodwill and other indefinite lived intangible assets. Under accounting for business combinations, the net assets of entities acquired by First Financial are recorded at their estimated fair value at the date of acquisition. The excess cost of the acquisition over the fair value of net assets acquired is recorded as goodwill. Goodwill and intangible assets deemed to have indefinite lives, if any, are not amortized, but are subject to annual impairment tests.

Goodwill and Intangible Assets, Goodwill, Policy
Goodwill. Assets and liabilities of acquired entities are recorded at their estimated fair values as of the acquisition date and are subject to refinement for up to one year as additional information relative to initial estimated fair value data becomes available. The excess cost of the acquisition over the fair value of net assets acquired is recorded as goodwill.

Goodwill is not amortized, but is measured for impairment on an annual basis as of October 1 of each year or whenever events or changes in circumstances indicate that the fair value of a reporting unit may be below its carrying value.  First Financial performed its annual impairment test of goodwill as of October 1, 2012 and no impairment was indicated.  As of December 31, 2012, no events or changes in circumstances indicated that the fair value of a reporting unit was below its carrying value.

Property, Plant and Equipment, Policy
Premises and equipment. Premises and equipment are stated at cost, less accumulated depreciation and amortization. Depreciation and amortization are computed principally on the straight-line method over the estimated useful lives of the assets. Useful lives generally range from 10 to 40 years for building and building improvements; 3 to 10 years for furniture, fixtures and equipment; and 3 to 5 years for software, hardware and data handling equipment. Land improvements are depreciated over 20 years and leasehold improvements are depreciated over the lesser of the base term of the respective lease or the asset useful life. Premises and equipment are evaluated for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Maintenance and repairs are charged to operations as incurred.

FDIC Indemnification Assets Policy
FDIC indemnification asset. The FDIC indemnification asset results from the loss sharing agreements entered into in conjunction with First Financial's FDIC-assisted transactions and is measured separately from the related assets covered by loss sharing agreements with the FDIC (covered assets) as it is not contractually embedded in those assets and is not transferable should First Financial choose to dispose of the covered assets. The FDIC indemnification asset represents expected reimbursements from the FDIC for losses on covered loans. Pursuant to the terms of the loss sharing agreements, covered loans are subject to stated loss thresholds whereby the FDIC will reimburse First Financial for 80% of losses up to the stated loss thresholds, and 95% of losses in excess of the thresholds. The FDIC indemnification asset was recorded at estimated fair values at the time of the FDIC-assisted transaction. Fair values were estimated using projected cash flows related to the loss sharing agreements based on the expected reimbursements for losses and the applicable loss sharing percentages. These cash flows were discounted to reflect the uncertainty of the timing of the loss sharing reimbursement from the FDIC.

The accounting for FDIC indemnification assets is closely related to the accounting for the underlying, indemnified assets. First Financial re-estimates the expected indemnification asset cash flows in conjunction with the periodic re-estimation of cash flows on covered loans accounted for under FASB ASC Topic 310-30. Improvements in cash flow expectations on covered loans generally result in a related decline in the expected indemnification cash flows and are reflected as a yield adjustment on the indemnification asset. Declines in cash flow expectations on covered loans generally result in an increase in expected indemnification cash flows and are reflected as both FDIC loss sharing income and an increase to the indemnification asset.

Commitments and Contingencies, Policy
In the normal course of business, First Financial offers a variety of financial instruments with off-balance-sheet risk to its clients to assist them in meeting their liquidity and credit enhancement requirements. These financial instruments include standby letters of credit and outstanding commitments to extend credit.  GAAP does not require these financial instruments to be recorded in the Consolidated Financial Statements.

First Financial’s exposure to credit loss, in the event of nonperformance by the counterparty to the financial instrument for standby letters of credit and outstanding commitments to extend credit, is represented by the contractual amounts of those instruments.  First Financial uses the same credit policies in issuing commitments and conditional obligations as it does for on-balance-sheet credit instruments.

Certain Loans and Debt Securities Acquired in Transfer, Recognizing Interest Income on Impaired Loans, Policy
First Financial accounts for the majority of covered loans under FASB ASC Topic 310-30, Loans and Debt Securities Acquired with Deteriorated Credit Quality, except loans with revolving privileges, which are outside the scope of this guidance, and loans for which cash flows could not be estimated, which are accounted for under the cost recovery method. Loans accounted for under FASB ASC Topic 310-30 are referred to as purchased impaired loans. For more information on First Financial's accounting for covered loans, see Note 1 - Summary of Significant Accounting Policies.

Purchased impaired loans are not classified as nonperforming assets as the loans are considered to be performing under FASB ASC Topic 310-30. Therefore, interest income, through accretion of the difference between the carrying value of the loans and the expected cash flows (accretable difference) is recognized on all covered purchased impaired loans.

Fair Value of Financial Instruments, Policy
Fair Value Measurement
The fair value framework as disclosed in the Fair Value Measurements and Disclosure Topic of the FASB ASC Topic 825, Financial Instruments (Fair Value Topic) includes a hierarchy which focuses on prioritizing the inputs used in valuation techniques.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1), a lower priority to observable inputs other than quoted prices in active markets for identical assets and liabilities (Level 2), and the lowest priority to unobservable inputs (Level 3).  When determining the fair value measurements for assets and liabilities, First Financial looks to active markets to price identical assets or liabilities whenever possible and classifies such items in Level 1.  When identical assets and liabilities are not traded in active markets, First Financial looks to market observable data for similar assets and liabilities and classifies such items as Level 2.  Certain assets and liabilities are not actively traded in observable markets and First Financial must use alternative techniques, based on unobservable inputs, to determine the fair value and classifies such items as Level 3. The level within the fair value hierarchy is based on the lowest level of input that is significant in the fair value measurement.

The following methods, assumptions and valuation techniques were used by First Financial to measure different financial assets and liabilities at fair value and in estimating its fair value disclosures for financial instruments.

Cash and short-term investments. The carrying amounts reported in the Consolidated Balance Sheets for cash and short-term investments, such as federal funds sold, approximated the fair value of those instruments. The Company classifies cash and short-term investments in Level 1 of the fair value hierarchy.

Investment securities. Investment securities classified as trading and available-for-sale are recorded at fair value on a recurring basis.  Fair value measurement is based upon quoted market prices, when available (Level 1).  If quoted market prices are not available, fair values are measured utilizing independent valuation techniques of identical or similar investment securities.  First Financial compiles prices from various sources who may apply such techniques as matrix pricing to determine the value of identical or similar investment securities (Level 2).  Matrix pricing is a mathematical technique widely used in the banking industry to value investment securities without relying exclusively on quoted prices for the specific investment securities but rather relying on the investment securities’ relationship to other benchmark quoted investment securities.  Any investment securities not valued based upon the methods above are considered Level 3.

First Financial utilizes information provided by a third-party investment securities administrator in analyzing the investment securities portfolio in accordance with the fair value hierarchy of the Fair Value Topic.  The adminstrator’s evaluation of investment security portfolio pricing is performed using a combination of prices and data from other sources, along with internally developed matrix pricing models and assistance from the provider’s internal fixed income analysts and trading desk.  The adminstrator’s month-end pricing process includes a series of quality assurance activities where prices are compared to recent market conditions, previous evaluation prices and between the various pricing services.  These processes produce a series of quality assurance reports on which price exceptions are identified, reviewed and where appropriate, securities are repriced.  In the event of a materially different price, the administrator will report the variance as a “price challenge” and review the pricing methodology in detail.  The results of the quality assurance process are incorporated into the selection of pricing providers by the portfolio manager.

First Financial reviews the pricing methodologies utilized by the administrator to ensure the fair value determination is consistent with the applicable accounting guidance and that the investments are properly classified in the fair value hierarchy. Further, the Company periodically validates the fair values for a sample of securities in the portfolio by comparing the fair values provided by the administrator to prices from other independent sources for the same or similar securities. First Financial analyzes unusual or significant variances and conducts additional research with the administrator, if necessary, and takes appropriate action based on its findings.

Loans held for sale. Loans held for sale are carried at the lower of cost or fair value.  These loans currently consist of one-to-four family residential real estate loans originated for sale to qualified third parties.  Fair value is based on the contractual price to be received from these third parties, which is not materially different than cost due to the short duration between origination and sale (Level 2).  As such, First Financial records any fair value adjustments on a nonrecurring basis.  Gains and losses on the sale of loans are recorded as net gains from sales of loans within noninterest income in the Consolidated Statements of Income.

Loans, excluding covered loans. The fair value of commercial, commercial real estate, residential real estate and consumer loans were estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities or repricing frequency.  The Company classifies the estimated fair value of uncovered loans as Level 3 in the fair value hierarchy.

Loans are designated as impaired when, in the judgment of management based on current information and events, it is probable that all amounts due according to the contractual terms of the loan agreement will not be collected.  Impaired loans are valued at the lower of cost or fair value for purposes of determining the appropriate amount of impairment to be allocated to the allowance for loan and lease losses.  Fair value is generally measured based on the value of the collateral securing the loans.  Collateral may be in the form of real estate or business assets including equipment, inventory and accounts receivable.  The vast majority of the collateral is real estate.  The value of real estate collateral is determined utilizing an income or market valuation approach based on an appraisal conducted by an independent, licensed third-party appraiser (Level 3). The value of business equipment is based upon an outside appraisal if deemed significant, or the net book value on the applicable borrower financial statements if not considered significant.  Likewise, values for inventory and accounts receivable collateral are based on borrower financial statement balances or aging reports on a discounted basis as appropriate (Level 3).  Impaired loans allocated to the allowance for loan and lease losses are measured at fair value on a nonrecurring basis.  Any fair value adjustments are recorded in the period incurred as provision for loan and lease losses on the Consolidated Statements of Income.

Covered loans. Fair values for covered loans accounted for under FASB ASC Topic 310-30 were based on a discounted cash flow methodology that considered factors including the type of loan and related collateral, classification status, fixed or variable interest rate, term of loan and whether or not the loan was amortizing, and a discount rate reflecting the Company's assessment of risk inherent in the cash flow estimates. These covered loans were grouped together according to similar characteristics and were treated in the aggregate when applying various valuation techniques. First Financial estimated the cash flows expected to be collected on these loans based upon the expected remaining life of the underlying loans, which includes the effects of estimated prepayments. These cash flow evaluations are inherently subjective as they require material estimates, all of which may be susceptible to significant change.

Fair values for covered loans accounted for outside of FASB ASC Topic 310-30 were estimated by discounting the future cash flows using current interest rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities or repricing frequency. The carrying amount of accrued interest approximates its fair value.

The Company classifies the estimated fair value of covered loans as Level 3 in the fair value hierarchy.

FDIC indemnification asset. The accounting for FDIC indemnification assets is closely related to the accounting for the underlying, indemnified assets. Fair value of the FDIC indemnification asset was estimated using projected cash flows related to the loss sharing agreements based on the expected reimbursements for losses and the applicable loss sharing percentages. First Financial re-estimates the expected indemnification asset cash flows in conjunction with the periodic re-estimation of cash flows on covered loans accounted for under FASB ASC Topic 310-30. Improvements in cash flow expectations on covered loans generally result in a related decline in the expected indemnification cash flows while declines in cash flow expectations on covered loans generally result in an increase in expected indemnification cash flows.

The expected cash flows are discounted to reflect the uncertainty of the timing and receipt of the loss sharing reimbursement from the FDIC. These cash flow evaluations are inherently subjective as they require material estimates, all of which may be susceptible to significant change. The Company classifies the estimated fair value of the indemnification asset as Level 3 in the fair value hierarchy.

Deposit liabilities. The fair value of demand deposits, savings accounts and certain money-market deposits was the amount payable on demand at the reporting date.  The carrying amounts for variable-rate certificates of deposit approximated their fair values at the reporting date.  The fair value of fixed-rate certificates of deposit was estimated using a discounted cash flow calculation which applies the interest rates currently offered for deposits of similar remaining maturities.  The carrying amount of accrued interest approximates its fair value. The Company classifies the estimated fair value of deposit liabilities as Level 2 in the fair value hierarchy.

Borrowings. The carrying amounts of federal funds purchased and securities sold under agreements to repurchase and other short-term borrowings approximate their fair values.  The Company classifies the estimated fair value of short-term borrowings as Level 1 of the fair value hierarchy.

The fair value of long-term debt is estimated using a discounted cash flow calculation which utilizes the interest rates currently offered for borrowings of similar remaining maturities.  Third-party valuations are used for long-term debt with embedded options, such as call features. The Company classifies the estimated fair value of long-term debt as Level 2 in the fair value hierarchy.

Commitments to extend credit and standby letters of credit. Pricing of these financial instruments is based on the credit quality and relationship, fees, interest rates, probability of funding and compensating balance and other covenants or requirements.  Loan commitments generally have fixed expiration dates, are variable rate and contain termination and other clauses which provide for relief from funding in the event that there is a significant deterioration in the credit quality of the client.  Many loan commitments are expected to expire without being drawn upon.  The rates and terms of the commitments to extend credit and the standby letters of credit are competitive with those in First Financial’s market area.  The carrying amounts are reasonable estimates of the fair value of these financial instruments.  Carrying amounts, which are comprised of the unamortized fee income and, where necessary, reserves for any expected credit losses from these financial instruments, are immaterial.

Derivatives. The fair values of derivative instruments are based primarily on a net present value calculation of the cash flows related to the interest rate swaps at the reporting date, using primarily observable market inputs such as interest rate yield curves.  The discounted net present value calculated represents the cost to terminate the swap if First Financial should choose to do so. Additionally, First Financial utilizes a vendor-developed, proprietary model to value the credit risk component of both the derivative assets and liabilities.  The credit valuation adjustment is recorded as an adjustment to the fair value of the derivative asset or liability on the reporting date. Derivative instruments are classified as Level 2 in the fair value hierarchy.

Core Deposit Intangibles Policy
Core deposit intangibles. Core deposit intangibles represent the estimated value of acquired relationships with deposit customers. The estimated fair value of core deposit intangibles are based on a discounted cash flow methodology that gives appropriate consideration to expected customer attrition rates, cost of the deposit base, reserve requirements and the net maintenance cost attributable to customer deposits. Core deposit intangibles are amortized on an accelerated basis over their useful lives.

Income Tax, Policy
Income taxes. First Financial and its subsidiaries file a consolidated federal income tax return. Each subsidiary provides for income taxes on a separate return basis, and remits to First Financial amounts determined to be currently payable. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Interest and penalties on income tax assessments or income tax refunds are recognized in the Consolidated Financial Statements as a component of noninterest expense.

Pension and Other Postretirement Plans, Pensions, Policy
Pension. First Financial sponsors a non-contributory defined benefit pension plan covering substantially all employees. The measurement of the accrued benefit liability and the annual pension expense involves actuarial and economic assumptions. The assumptions used in pension accounting include those related to the discount rates, the expected return on plan assets and the rate of compensation increase.

Derivatives, Policy
Derivative instruments. First Financial accounts for its derivative financial instruments in accordance with FASB ASC Topic 815, Derivatives and Hedging. FASB ASC Topic 815 requires all derivative instruments to be carried at fair value on the balance sheet. First Financial designates derivative instruments used to manage interest rate risk as hedging relationships with certain assets or liabilities being hedged.

First Financial utilizes derivative instruments, primarily interest rate swaps, designated as fair value hedges to meet the needs of clients and mitigate exposure to changes in the fair value of an asset, liability or firm commitment attributable to a particular risk, such as interest rate risk. As the critical terms of the hedged financial instruments and the derivative instruments coincide, the changes in the fair value of the hedged financial instruments and the derivative instruments offset and the hedges are considered to be highly effective. For interest rate swaps designated as fair value hedges, the fair value of the interest rate swap is recognized on the Consolidated Balance Sheets as either a freestanding asset or liability with a corresponding adjustment to the hedged financial instrument. Subsequent adjustments due to changes in the fair value of a derivative that qualifies as a fair value hedge are offset in current period earnings. Derivative gains or losses not considered effective in hedging the change in fair value of the hedged item, if any, are recognized immediately in the Consolidated Statements of Income.

First Financial utilizes derivative instruments, primarily interest rate swaps, designated as cash flow hedges to manage the variability of cash flows, primarily net interest income, attributable to changes in interest rates. The net interest receivable or payable on an interest rate swap designated as a cash flow hedge is accrued and recognized as an adjustment to interest income or interest expense. For interest rate swaps designated as cash flow hedges, the fair value of the interest rate swaps is included within accrued interest and other assets on the Consolidated Balance Sheets. Changes in the fair value of the interest rate swap are included in accumulated comprehensive income (loss). Derivative gains and losses not considered effective in hedging the cash flows related to the underlying assets or liabilities, if any, are recognized immediately in the Consolidated Statement of Income.

Like other financial instruments, derivatives contain an element of credit risk, which is the possibility that First Financial will incur a loss because a counterparty fails to meet its contractual obligations. Generally, the credit risk associated with interest rate swaps is significantly less than the notional values associated with these instruments. The notional values represent contractual balances on which the calculations of amounts to be exchanged are based. First Financial manages this credit risk through counterparty credit policies.

Share-based Compensation, Option and Incentive Plans Policy
Stock-based compensation. First Financial grants stock-based awards, including restricted stock awards for and options to purchase the Company’s common stock. Stock option grants are for a fixed number of shares to employees and directors with an exercise price equal to the fair value of the shares at the date of grant. Stock-based compensation expense is recognized in the Consolidated Statements of Income on a straight-line basis over the vesting period. The amortization of stock-based compensation expense reflects estimated forfeitures adjusted for actual forfeiture experience. As compensation expense is recognized, a deferred tax asset is recorded that represents an estimate of the future tax deduction from exercise. At the time stock-based awards are exercised, are canceled or expire, First Financial may be required to recognize an adjustment to tax expense.

Earnings Per Share, Policy
Earnings per share. Basic net income per common share is computed by dividing net income available to common shareholders by the weighted average number of shares of common stock outstanding during the period. Diluted net income per common share is computed by dividing net income available to common shareholders by the weighted average number of common shares outstanding, unvested shares and dilutive common stock equivalents outstanding during the period. Common stock equivalents consist of common stock issuable under the assumed exercise of stock options granted under First Financial's stock plans and the assumed conversion of common stock warrants, using the treasury stock method.

Cash and Cash Equivalents, Policy	Cash and Due from Banks. Cash and due from banks consist of currency, coin and cash items due from banks. Cash items due from banks include noninterest bearing deposits held at other banks.
Segment Reporting, Policy	Segments and related information. In 2012, management continued to review operating performance and make decisions as one banking segment in contiguous geographic markets.
Credit Risk
Derivatives, Methods of Accounting, Hedging Derivatives
First Financial manages this market value credit risk through counterparty credit policies. These policies require the Company to maintain a total derivative notional position of less than 35% of assets, total credit exposure of less than 3% of capital and no single counterparty credit risk exposure greater than $20.0 million.

Non Covered Loans
Loans and Leases Receivable, Nonaccrual Loan and Lease Status, Policy
Loans are classified as nonaccrual when, in the opinion of management, collection of principal or interest is doubtful or when principal or interest payments are 90 days or more past due. Generally, loans are placed on nonaccrual status due to the continued failure to adhere to contractual payment terms by the borrower coupled with other pertinent factors, such as, insufficient collateral value. The accrual of interest income is discontinued and previously accrued, but unpaid interest is reversed when a loan is placed on nonaccrual status. Any payments received while a loan is on nonaccrual status are applied as a reduction to the carrying value of the loan. A loan may be placed back on accrual status if all contractual payments have been received and collection of future principal and interest payments is no longer doubtful.

Impaired Financing Receivable, Policy	Loans placed on nonaccrual status and TDRs are considered impaired.
Loans and Leases Receivable, Real Estate Acquired Through Foreclosure, Policy
OREO is comprised of properties acquired by the Company through the loan foreclosure or repossession process, or other resolution activities that result in partial or total satisfaction of problem loans. The acquired properties are recorded at the lower of cost or fair value, less estimated costs of disposal (net realizable value), upon acquisition. Losses arising at the time of acquisition of such properties are charged against the allowance for loan and lease losses. Subsequent write-downs in the carrying value of OREO properties are expensed as incurred. Improvements to the properties may be capitalized if the improvements contribute to the overall value of the property, but may not be capitalized in excess of the net realizable value of the property.

Loans and Leases Receivable, Allowance for Loan Losses Policy
Allowance for loan and lease losses, excluding covered loans. For each reporting period, management maintains the allowance for loan and lease losses at a level that it considers sufficient to absorb probable loan and lease losses inherent in the portfolio. Management determines the adequacy of the allowance based on historical loss experience as well as other significant factors such as composition of the portfolio, economic conditions, geographic footprint, the results of periodic internal and external evaluations of delinquent, nonaccrual and classified loans and any other adverse situations that may affect a specific borrower's ability to repay (including the timing of future payments). This evaluation is inherently subjective as it requires utilizing material estimates that may be susceptible to significant change. Allocation of the allowance may be made for specific loans, but the entire allowance is available for any loan that, in management's judgment, is deemed to be uncollectible.

Management's determination of the adequacy of the allowance is based on an assessment of the probable loan and lease losses inherent in the portfolio given the conditions at the time. The allowance is increased by provisions charged to expense and decreased by actual charge-offs, net of recoveries of amounts previously charged-off. Loans are charged off when management believes that the collection of the principal amount owed in full, either through payments from the borrower or from the liquidation of collateral, is unlikely.

In the commercial portfolio, which includes time and demand notes, tax-exempt loans and commercial real estate loans, non-homogeneous loan relationships greater than $250,000 that are considered impaired or designated as a troubled debt restructuring (TDR) are evaluated to determine the need for a specific allowance based on the borrower's overall financial condition, resources and payment record, support from guarantors and the realizable value of any collateral.

The allowance for non-impaired commercial loans and impaired commercial loan relationships less than $250,000 includes a process of estimating the probable losses inherent in the portfolio by category, based on First Financial's internal system of credit risk ratings and historical loss data. These estimates may also be adjusted for management's estimate of probable losses on specific loan types dependent upon trends in the values of the underlying collateral, delinquent and nonaccrual loans, prevailing economic conditions, changes in lending strategies and other influencing factors.

Consumer loans are generally evaluated by asset type (i.e., residential real estate, installment, etc.), as these loans exhibit homogeneous characteristics. The allowance for consumer loans, which includes residential real estate, installment, home equity, credit card loans and overdrafts, is established by estimating losses inherent in each particular category of consumer loans. The estimate of losses is primarily based on historical loss rates for each category, as well as trends in delinquent and nonaccrual loans, prevailing economic conditions and other significant influencing factors. Consumer loans greater than $100,000 whose terms have been modified in a TDR are individually analyzed for estimated impairment.

Finance, Loans and Leases Receivable, Policy
Loans and leases, excluding covered loans. Loans and leases for which First Financial has the intent and ability to hold for the foreseeable future, or until maturity or payoff, are classified in the Consolidated Balance Sheets as loans and leases. Except for loans which are subject to fair value requirements, loans and leases are carried at the principal amount outstanding, net of unamortized deferred loan origination fees and costs and net of unearned income. Loan origination and commitment fees received, as well as certain direct loan origination costs paid, are deferred, and the net amount is amortized as an adjustment to the related loan's yield. Interest income is recorded on an accrual basis. The accrual of interest income is discontinued and previously accrued, but unpaid interest is reversed when a loan is placed in nonaccrual status. Any payments received while a loan is in nonaccrual status are applied as a reduction to the carrying value of the loan. A loan may be placed back on accrual status if all contractual payments have been received and collection of future principal and interest payments is no longer doubtful.

Other Real Estate Owned Policy
Other real estate owned (OREO). OREO represents properties primarily acquired by First Financial's bank subsidiary through loan defaults by clients. OREO properties are recorded at the lower of cost or fair value, minus estimated costs to sell, at the date acquired. Management performs periodic valuations to assess the adequacy of the recorded OREO balances. When management disposes of an OREO property, any gains or losses realized at the time of disposal are reflected in the Consolidated Statements of Income.

Covered Loans
Loans and Leases Receivable, Allowance for Loan Losses Policy
Allowance for loan and lease losses, covered loans. First Financial maintains an allowance for loan and lease losses on covered loans. For loans accounted for under FASB ASC Topic 310-30, expected cash flows are re-estimated periodically with any decline in expected cash flows recorded as provision expense on a discounted basis during the period. These cash flow evaluations are inherently subjective as they require material estimates, all of which may be susceptible to significant change. The related, estimated reimbursement on covered loan losses due from the FDIC under loss sharing agreements is recorded as both FDIC loss sharing income and an increase to the FDIC indemnification asset.

Finance, Loans and Leases Receivable, Policy
Covered loans. Loans acquired in Federal Deposit Insurance Corporation (FDIC)-assisted transactions that are initially covered under loss sharing agreements are referred to as covered loans. Covered loans were recorded at their estimated fair value at the time of acquisition. Estimated fair values for covered loans were based on a discounted cash flow methodology that considered various factors including the type of loan and related collateral, classification status, interest rate, term of loan, whether or not the loan was amortizing and a discount rate reflecting the Company's assessment of risk inherent in the cash flow estimates. Covered loans were grouped together according to similar characteristics and were treated in the aggregate when applying various valuation techniques.

First Financial evaluates purchased loans for impairment in accordance with the provisions of FASB Accounting Standards Codification (ASC) Topic 310-30, Loans and Debt Securities Acquired with Deteriorated Credit Quality. First Financial is accounting for covered loans under FASB ASC Topic 310-30 except for loans with revolving privileges, which are outside the scope of this guidance, and loans for which cash flows could not be estimated, which are accounted for under the cost recovery method. Loans accounted for under FASB ASC Topic 310-30 are referred to as purchased impaired loans. Interest income, through accretion of the difference between the carrying value of the loans and the expected cash flows (accretable difference) is recognized on all covered purchased impaired loans.

For purposes of applying the guidance under FASB ASC Topic 310-30, First Financial groups acquired loans into pools based on common risk characteristics. Expected cash flows are re-estimated periodically for all purchased impaired loans. The cash flows expected to be collected are estimated based upon the expected remaining life of the underlying loans, which includes the effects of estimated prepayments. Generally, a decline in expected cash flows for a pool of loans is referred to as impairment and recorded as provision expense on a discounted basis during the period (see "Allowance for loan and lease losses - covered loans" below). Improvement in expected cash flows for a pool of loans, once any previously recorded impairment is recaptured, is recognized prospectively as an adjustment to the yield on the loans in the pool. These cash flow evaluations are inherently subjective as they require material estimates, all of which may be susceptible to significant change.

In addition to the accretion income discussed above, covered loans impact noninterest income as well. For covered loans that prepay, noninterest income may be recorded related to the recovery of any remaining accretable difference and the net recovery of the value adjustment associated with assumed credit impairment offset by a corresponding valuation adjustment on the FDIC indemnification asset. This scenario can occur either through a loan sale or ordinary prepayments that are typical in a loan portfolio.

Covered loans outside the scope of FASB ASC Topic 310-30 are accounted for under FASB ASC Topic 310-20, Receivables-Nonrefundable Fees and Costs. Discounts created when the loans were recorded at their estimated fair values at acquisition are amortized over the remaining term of the loan as an adjustment to the related loan's yield. The accrual of interest income is discontinued when the collection of a loan or interest, in whole or in part, is doubtful.

Other Real Estate Owned Policy
Other real estate owned – covered (Covered OREO). Covered OREO represents properties primarily acquired by First Financial's bank subsidiary through loan defaults by clients on covered loans. Pursuant to the terms of the loss sharing agreements, covered assets are subject to stated loss thresholds whereby the FDIC will reimburse First Financial for 80% of losses up to the stated loss thresholds, and 95% of losses in excess of the thresholds. Covered OREO properties are recorded at the lower of cost or fair value, minus estimated costs to sell, at the date acquired. Management performs periodic valuations to assess the adequacy of the recorded OREO balances. When management disposes of an OREO property, any gains or losses realized at the time of disposal are reflected in the Consolidated Statements of Income, and, in general, are substantially offset by a related adjustment to the FDIC indemnification asset.

Covered Loans | Loans Accounted for Under FASB ASC Topic 310-30
Loans and Leases Receivable, Nonperforming Loan and Lease, Policy
Covered purchased impaired loans are classified as performing, even though they may be contractually past due, as any nonpayment of contractual principal or interest is considered in the periodic re-estimation of expected cash flows and is included in the resulting recognition of current period covered loan loss provision or prospective yield adjustments

Covered Loans | Loans Excluded from FASB ASC Topic 310-30
Loans and Leases Receivable, Nonaccrual Loan and Lease Status, Policy
Similar to uncovered loans, covered loans accounted for outside FASB ASC Topic 310-30 are classified as nonaccrual when, in the opinion of management, collection of principal or interest is doubtful or when principal or interest payments are 90 days or more past due. Generally, loans are placed on nonaccrual status due to the continued failure to adhere to contractual payment terms by the borrower coupled with other pertinent factors, such as, insufficient collateral value. The accrual of interest income is discontinued and previously accrued, but unpaid interest is reversed when a loan is placed in nonaccrual status. Any payments received while a loan is in nonaccrual status are applied as a reduction to the carrying value of the loan. A loan may be placed back on accrual status if all contractual payments have been received and collection of future principal and interest payments is no longer doubtful.

Fair Value Hedges
Derivatives, Methods of Accounting, Hedging Derivatives
Fair Value Hedges. First Financial utilizes interest rate swaps designated as fair value hedges as a means to offer commercial borrowers products that meet their needs, but are also designed to achieve First Financial’s desired interest rate risk profile at the time.  First Financial accomplishes this by entering into swap agreements with commercial borrowers and simultaneously entering into offsetting swap agreements, with substantially matching terms, with institutional counterparties. These interest rate swap agreements generally involve the receipt by First Financial of floating rate amounts from the counterparties in exchange for payments to these counterparties by First Financial of fixed rate amounts received from commercial borrowers over the life of the agreements. These interest rate swap agreements do not involve an exchange of the underlying principal or notional amount.  This results in First Financial’s loan customers receiving fixed rate funding, while providing First Financial with a floating rate asset.  The net interest receivable or payable on these interest rate swaps is accrued and recognized as an adjustment to the interest income or interest expense of the hedged item.  The fair value of these interest rate swaps is included within Accrued interest and other assets and Accrued interest and other liabilities on the Consolidated Balance Sheets.  The corresponding fair-value adjustment is also included on the Consolidated Balance Sheets in the carrying value of the hedged item.  Derivative gains and losses not considered effective in hedging the change in fair value of the hedged item, if any, are recognized in income immediately.

Cash Flow Hedges
Derivatives, Methods of Accounting, Hedging Derivatives
Cash Flow Hedges. First Financial utilizes interest rate swaps designated as cash flow hedges to manage the variability of cash flows, primarily net interest income, attributable to changes in interest rates. The net interest receivable or payable on an interest rate swap designated as a cash flow hedge is accrued and recognized as an adjustment to interest income or interest expense. The fair value of interest rate swaps is included within Accrued interest and other liabilities on the Consolidated Balance Sheets. Changes in the fair value of interest rate swaps are included in accumulated comprehensive income (loss). Derivative gains and losses not considered effective in hedging the cash flows related to the hedged items, if any, are recognized in income immediately.

GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill [Table Text Block]
Changes in the carrying amount of goodwill for the year ended December 31, 2011 are shown below. There were no changes recorded to goodwill during 2012.

(Dollars in thousands)
Balance at December 31, 2010	$51,820
Goodwill acquired:
Liberty banking center acquisition	17,102
Flagstar banking center acquisition	26,128
Balance at December 31, 2011	$95,050

DERIVATIVES (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Derivative Financial Instruments by Nature of Underlying Asset or Liability
The following table summarizes the notional values of derivative financial instruments utilized by First Financial by the nature of the underlying asset or liability:

	December 31,
(Dollars in thousands)	2012	2011
Fair Value Hedges
Instruments associated with loans	$935,493	$775,328
Cash flow hedges
Instruments associated with deposits	35,000	0
Total notional value	$970,493	$775,328

Summary of Derivative Financial Instruments and Balances
The following table summarizes the derivative financial instruments utilized by First Financial and their balances:

		December 31, 2012			December 31, 2011
			Estimated fair value			Estimated fair value
(Dollars in thousands)	Balance Sheet Location	Notional amount	Gain	Loss	Notional amount	Gain	Loss
Fair Value Hedges
Pay fixed interest rate swaps with counterparty	Accrued interest and other liabilities	$12,739	$0	$(1,445)	$17,456	$0	$(2,263)
Matched interest rate swaps with borrower	Accrued interest and other assets	461,377	24,135	0	378,936	24,566	0
Matched interest rate swaps with counterparty	Accrued interest and other liabilities	461,377	0	(24,978)	378,936	0	(25,860)
Cash flow hedges
Pay fixed interest rate swaps with counterparty	Accrued interest and other liabilities	35,000	0	(229)	0	0	0
Total		$970,493	$24,135	$(26,652)	$775,328	$24,566	$(28,123)

Derivative Financial Instruments, Average Remaining Maturity and the Weighted-Average Interest Rates being Paid and Received
The following table details the derivative financial instruments, the average remaining maturities and the weighted-average interest rates being paid and received by First Financial at December 31, 2012:

				Weighted-Average Rate
(Dollars in thousands)	Notional amount	Average maturity (years)	Fair value	Receive	Pay
Asset conversion swaps
Pay fixed interest rate swaps with counterparty	$12,739	3.5	$(1,445)	2.29%	6.82%
Receive fixed, matched interest rate swaps with borrower	461,377	4.5	24,135	5.07%	3.73%
Pay fixed, matched interest rate swaps with counterparty	461,377	4.5	(24,978)	3.73%	5.07%
	935,493	4.4	(2,288)	4.37%	4.43%

Liability conversion swaps
Pay fixed interest rate swaps with counterparty	35,000	6.5	(229)	3.25%	4.02%
Total liability conversion swaps	35,000	6.5	(229)	3.25%	4.02%
Total swap portfolio	$970,493	4.5	$(2,517)	4.33%	4.41%

Location and Amounts Recognized for Fair Value Hedges
The following table details the location and amounts recognized for fair value hedges:

		Decrease to Interest Income
(Dollars in thousands)		Years Ended
Derivatives in fair value hedging relationships	Location of change in fair value	December 31,
		2012	2011	2010
Interest rate contracts
Loans	Interest income - loans	$(706)	$(891)	$(1,004)
Total		$(706)	$(891)	$(1,004)

Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss) [Table Text Block]
The following table details the location and amounts recognized for cash flow hedges:

	Amount of gain/(loss) recognized in OCI on derivatives (effective portion)				Amount of gain/(loss) reclassified from accumulated OCI into earnings (effective portion)
(Dollars in thousands)	Years ended December 31,				Years ended December 31,
Derivatives in cash flow hedging relationships	2012	2011	2010	Classification of change in fair value	2012	2011	2010
Interest rate contracts				Interest Income
Interest-bearing deposits	$(143)	$0	$0	Interest-bearing deposits	$(135)	$0	$0
Other long-term debt	0	0	0	Other long-term debt	0	0	(493)
Total	$(143)	$0	$0		$(135)	$0	$(493)

INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Held-To-Maturity and Available-For-Sale Investment Securities
The following is a summary of held-to-maturity and available-for-sale investment securities as of December 31, 2012:

	Held-to-Maturity				Available-for-Sale
(Dollars in thousands)	Amortized Cost	Unrealized Gain	Unrealized Loss	Market Value	Amortized Cost	Unrealized Gain	Unrealized Loss	Market Value
Securities of U.S. government agencies and corporations	$20,512	$679	$0	$21,191	$15,562	$333	$0	$15,895
Mortgage-backed securities	740,891	8,077	(1,290)	747,678	854,150	14,564	(1,485)	867,229
Obligations of state and other political subdivisions	9,352	265	(12)	9,605	35,913	169	(84)	35,998
Asset-backed securities	0	0	0	0	57,000	90	(1)	57,089
Other securities	0	0	0	0	54,479	1,569	(163)	55,885
Total	$770,755	$9,021	$(1,302)	$778,474	$1,017,104	$16,725	$(1,733)	$1,032,096

The following is a summary of held-to-maturity and available-for-sale investment securities as of December 31, 2011:

	Held-to-Maturity				Available-for-Sale
	Amortized	Unrealized	Unrealized	Market	Amortized	Unrealized	Unrealized	Market
(Dollars in thousands)	Cost	Gain	Loss	Value	Cost	Gain	Loss	Value
Securities of U.S. government agencies and corporations	$0	$0	$0	$0	$45,757	$433	$0	$46,190
Mortgage-backed securities	90	2	0	92	1,344,015	21,394	(2,031)	1,363,378
Obligations of state and other political subdivisions	2,574	227	0	2,801	9,270	121	(5)	9,386
Other securities	0	0	0	0	22,448	530	(86)	22,892
Total	$2,664	$229	$0	$2,893	$1,421,490	$22,478	$(2,122)	$1,441,846

Summary of Investment Securities by Estimated Maturity
The following is a summary of investment securities by estimated maturity as of December 31, 2012:

	Held-to-Maturity		Available-for-Sale
(Dollars in thousands)	Amortized Cost	Market Value	Amortized Cost	Market Value
Due in one year or less	$489	$493	$22,390	$22,823
Due after one year through five years	681,553	685,916	540,315	551,229
Due after five years through ten years	87,898	91,035	168,216	169,305
Due after ten years	815	1,030	286,183	288,739
Total	$770,755	$778,474	$1,017,104	$1,032,096

Age of Gross Unrealized Losses and Associated Fair Value by Investment Category
The following tables present the age of gross unrealized losses as calculated using original purchase cost and associated fair value by investment category:

	December 31, 2012
	Less than 12 Months		12 Months or More		Total
(Dollars in thousands)	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
Securities of U.S. government agencies and corporations	$0	$0	$0	$0	$0	$0
Mortgage-backed securities	240,641	(1,635)	25,513	(405)	266,154	(2,040)
Obligations of state and other political subdivisions	21,341	(96)	0	0	21,341	(96)
Asset-backed securities	9,999	(1)	0	0	9,999	(1)
Other securities	8,454	(163)	0	0	8,454	(163)
Total	$280,435	$(1,895)	$25,513	$(405)	$305,948	$(2,300)

	December 31, 2011
	Less than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
(Dollars in thousands)	Value	Loss	Value	Loss	Value	Loss
Mortgage-backed securities	$343,883	$(1,938)	$29,562	$(93)	$373,445	$(2,031)
Obligations of state and other political subdivisions	0	0	2,278	(5)	2,278	(5)
Other securities	9,133	(86)	17	0	9,150	(86)
Total	$353,016	$(2,024)	$31,857	$(98)	$384,873	$(2,122)

LOANS (excluding covered loans) (Tables) (Non Covered Loans)	12 Months Ended
Dec. 31, 2012
Non Covered Loans
Commercial and Consumer Credit Exposure by Risk Attribute
Commercial and consumer credit exposure by risk attribute was as follows:

	As of December 31, 2012
		Real Estate
(Dollars in thousands)	Commercial	Construction	Commercial	Total
Pass	$803,351	$64,866	$1,307,370	$2,175,587
Special Mention	29,663	65	38,516	68,244
Substandard	28,019	8,586	71,122	107,727
Doubtful	0	0	0	0
Total	$861,033	$73,517	$1,417,008	$2,351,558

	Real Estate Residential	Installment	Home Equity	Other	Total
Performing	$310,341	$56,358	$364,248	$84,490	$815,437
Nonperforming	7,869	452	3,252	496	12,069
Total	$318,210	$56,810	$367,500	$84,986	$827,506

	As of December 31, 2011
		Real Estate
(Dollars in thousands)	Commercial	Construction	Commercial	Total
Pass	$799,471	$89,072	$1,110,718	$1,999,261
Special Mention	37,547	1,751	28,994	68,292
Substandard	19,435	24,151	93,355	136,941
Doubtful	528	0	0	528
Total	$856,981	$114,974	$1,233,067	$2,205,022

	Real Estate Residential	Installment	Home Equity	Other	Total
Performing	$279,958	$67,136	$356,887	$48,942	$752,923
Nonperforming	8,022	407	2,073	0	10,502
Total	$287,980	$67,543	$358,960	$48,942	$763,425

Loan Delinquency, including Nonaccrual Loans
Loan delinquency, including nonaccrual loans, was as follows:

	As of December 31, 2012
(Dollars in thousands)	30 – 59 Days past due	60 – 89 Days past due	> 90 days past due	Total past due	Current	Total	> 90 days past due and still accruing
Loans
Commercial	$1,770	$832	$4,197	$6,799	$854,234	$861,033	$0
Real estate - construction	0	0	892	892	72,625	73,517	0
Real estate - commercial	2,549	1,931	27,966	32,446	1,384,562	1,417,008	0
Real estate - residential	6,071	1,463	6,113	13,647	304,563	318,210	0
Installment	280	148	344	772	56,038	56,810	0
Home equity	1,311	869	1,440	3,620	363,880	367,500	0
Other	386	168	708	1,262	83,724	84,986	212
Total	$12,367	$5,411	$41,660	$59,438	$3,119,626	$3,179,064	$212

	As of December 31, 2011
(Dollars in thousands)	30 - 59 days past due	60 - 89 days past due	> 90 days past due	Total past due	Current	Total	> 90 days past due and still accruing
Loans
Commercial	$2,964	$96	$7,473	$10,533	$846,448	$856,981	$0
Real estate - construction	47	0	17,004	17,051	97,923	114,974	0
Real estate - commercial	4,940	2,102	16,654	23,696	1,209,371	1,233,067	0
Real estate - residential	8,602	236	7,012	15,850	272,130	287,980	0
Installment	437	53	355	845	66,698	67,543	0
Home equity	1,304	246	1,637	3,187	355,773	358,960	0
Other	495	231	191	917	48,025	48,942	191
Total	$18,789	$2,964	$50,326	$72,079	$2,896,368	$2,968,447	$191

Loans Restructured During Period
The following table provides information on loan modifications classified as TDRs during the years ended December 31, 2012 and 2011.

	Years ended December 31,
	2012			2011
	Total TDRs			Total TDRs
(Dollars in thousands)	Number of loans	Pre-modification loan balance	Period end balance	Number of loans	Pre-modification loan balance	Period end balance
Commercial	23	$8,955	$7,050	4	$2,675	$2,673
Real estate - construction	0	0	0	1	1,193	1,193
Real estate - commercial	28	11,018	7,201	9	3,251	3,150
Real estate - residential	22	1,572	1,578	16	1,790	1,811
Installment	0	0	0	2	114	114
Home equity	22	753	753	1	101	101
Total	95	$22,298	$16,582	33	$9,124	$9,042

Loans Restructured, Modifications
The following table provides information on how TDRs were modified during the years ended December 31, 2012 and 2011.

	Years Ended December 31,
(Dollars in thousands)	2012 (2)	2011 (2)
Extended maturities	$8,838	$3,539
Adjusted interest rates	220	338
Combination of rate and maturity changes	1,403	1,487
Forbearance	3,261	3,563
Other (1)	2,860	115
Total	$16,582	$9,042
 __________________________________________
(1) Other includes covenant modifications and other concessions or combination of concessions that do not consist of interest rate adjustments, forbearance, and maturity extensions.
(2) Balances are as of year end.

Loan Restructuring, Loans with a Payment Default Within 12 Months of Loan Modification
The following table provides information on TDRs for which there was a payment default during the period that occurred within twelve months of the loan modification:

	Years ended December 31,
	2012		2011
(Dollars in thousands)	Number of Loans	Period End Balance	Number of Loans	Period End Balance
Commercial	2	$1,646	0	$0
Real estate - construction	1	301	1	6,229
Real estate - commercial	3	767	3	2,274
Real estate - residential	0	0	2	255
Installment	0	0	0	0
Home equity	0	0	0	0
Total	6	$2,714	6	$8,758

Nonaccrual, Restructured and Impaired Loans
Loans placed on nonaccrual status and TDRs are considered impaired. The following table provides information on impaired loans as of December 31:

(Dollars in thousands)	2012	2011	2010
Principal balance
Nonaccrual loans
Commercial	$10,562	$7,809	$13,729
Real estate-construction	950	10,005	12,921
Real estate-commercial	31,002	28,349	28,342
Real estate-residential	5,045	5,692	4,607
Installment	376	371	150
Home equity	2,499	2,073	2,553
Other	496	0	0
Nonaccrual loans	50,930	54,299	62,302
Troubled debt restructurings
Accruing	10,856	4,009	3,508
Nonaccrual	14,111	18,071	14,105
Total troubled debt restructurings	24,967	22,080	17,613
Total impaired loans	$75,897	$76,379	$79,915

Interest income effect
Gross amount of interest that would have been recorded under original terms	$4,842	$5,500	$5,462
Interest included in income
Nonaccrual loans	508	468	1,772
Troubled debt restructurings	617	299	521
Total interest included in income	1,125	767	2,293
Net impact on interest income	$3,717	$4,733	$3,169

Commitments outstanding to borrowers with nonaccrual loans	$3,489	$0	$77

Investment in Impaired Loans
First Financial's investment in impaired loans is as follows:

	As of December 31, 2012
(Dollars in thousands)	Current Balance	Contractual Principal Balance	Related Allowance	Average Current Balance	YTD Interest Income Recognized
Loans with no related allowance recorded
Commercial	$14,961	$17,269	$0	$9,337	$215
Real estate - construction	462	672	0	3,857	15
Real estate - commercial	15,782	21,578	0	15,554	277
Real estate - residential	9,222	10,817	0	8,463	81
Installment	452	556	0	452	2
Home equity	3,251	4,132	0	2,423	19
Other	326	326	0	65	0

Loans with an allowance recorded
Commercial	3,560	4,252	1,151	5,350	161
Real estate - construction	1,640	2,168	838	5,033	81
Real estate - commercial	24,014	25,684	7,155	25,499	235
Real estate - residential	1,956	2,003	290	2,278	38
Installment	0	0	0	0	0
Home equity	101	101	2	81	1
Other	170	170	92	34	0

Total
Commercial	18,521	21,521	1,151	14,687	376
Real estate - construction	2,102	2,840	838	8,890	96
Real estate - commercial	39,796	47,262	7,155	41,053	512
Real estate - residential	11,178	12,820	290	10,741	119
Installment	452	556	0	452	2
Home equity	3,352	4,233	2	2,504	20
Other	496	496	92	99	0
Total	$75,897	$89,728	$9,528	$78,426	$1,125

	As of December 31, 2011
(Dollars in thousands)	Current Balance	Contractual Principal Balance	Related Allowance	Average Current Balance	Interest Income Recognized
Loans with no related allowance recorded
Commercial	$6,351	$8,387	$0	$7,337	$62
Real estate - construction	6,289	11,129	0	5,657	2
Real estate - commercial	14,999	22,718	0	18,306	249
Real estate - residential	8,639	9,580	0	6,848	66
Installment	485	526	0	356	5
Home equity	2,073	2,206	0	2,337	10

Loans with an allowance recorded
Commercial	4,131	4,267	3,205	3,683	15
Real estate - construction	11,098	13,905	2,578	13,731	92
Real estate - commercial	19,521	26,357	6,441	15,484	225
Real estate - residential	2,692	2,705	313	3,630	37
Installment	0	0	0	15	1
Home equity	101	101	2	81	3

Total
Commercial	10,482	12,654	3,205	11,020	77
Real estate - construction	17,387	25,034	2,578	19,388	94
Real estate - commercial	34,520	49,075	6,441	33,790	474
Real estate - residential	11,331	12,285	313	10,478	103
Installment	485	526	0	371	6
Home equity	2,174	2,307	2	2,418	13
Total	$76,379	$101,881	$12,539	$77,465	$767

	As of December 31, 2010
(Dollars in thousands)	Current Balance	Contractual Principal Balance	Related Allowance	Average Current Balance	Interest Income Recognized
Loans with no related allowance recorded
Commercial	$9,375	$12,008	$0	$7,432	$228
Real estate - construction	4,925	8,458	0	9,935	98
Real estate - commercial	17,431	21,660	0	14,113	804
Real estate - residential	5,854	6,447	0	6,611	84
Installment	150	179	0	336	6
Home equity	2,553	3,345	0	2,188	74

Loans with an allowance recorded
Commercial	4,354	6,090	2,017	10,423	77
Real estate - construction	14,407	18,261	3,716	11,063	378
Real estate - commercial	16,693	19,799	4,347	13,391	392
Real estate - residential	4,173	4,264	336	2,727	152

Total
Commercial	13,729	18,098	2,017	17,855	305
Real estate - construction	19,332	26,719	3,716	20,998	476
Real estate - commercial	34,124	41,459	4,347	27,504	1,196
Real estate - residential	10,027	10,711	336	9,338	236
Installment	150	179	0	336	6
Home equity	2,553	3,345	0	2,188	74
Total	$79,915	$100,511	$10,416	$78,219	$2,293

Changes in Other Real Estate Owned
Changes in OREO were as follows:

	Years Ended December 31,
(Dollars in thousands)	2012	2011	2010
Balance at beginning of year	$11,317	$17,907	$4,145
Additions
Commercial	6,741	1,328	17,520
Residential	2,540	2,904	1,130
Total additions	9,281	4,232	18,650
Disposals
Commercial	3,572	3,916	2,315
Residential	1,921	2,536	1,674
Total disposals	5,493	6,452	3,989
Write-downs
Commercial	2,290	4,042	727
Residential	289	328	172
Total write-downs	2,579	4,370	899
Balance at end of year	$12,526	$11,317	$17,907

LOANS (covered) (Tables) (Covered Loans)	12 Months Ended
Dec. 31, 2012
Carrying Value of Purchased Impaired and Nonimpaired Loans
The following table reflects the carrying value of all covered purchased impaired and nonimpaired loans as of December 31:

	2012			2011
(Dollars in thousands)	Loans Accounted For Under FASB ASC Topic 310-30	Loans excluded from FASB ASC Topic 310-30	Total Purchased Loans	Loans Accounted For Under FASB ASC Topic 310-30	Loans Excluded From FASB ASC Topic 310-30 (1)	Total Purchased Loans
Commercial	$94,775	$7,351	$102,126	$182,625	$13,267	$195,892
Real estate - construction	10,631	0	10,631	17,120	0	17,120
Real estate - commercial	458,066	7,489	465,555	627,257	9,787	637,044
Real estate - residential	100,694	0	100,694	121,117	0	121,117
Installment	7,911	763	8,674	12,123	1,053	13,176
Home equity	2,080	55,378	57,458	4,146	60,832	64,978
Other covered loans	0	2,978	2,978	0	3,917	3,917
Total covered loans	$674,157	$73,959	$748,116	$964,388	$88,856	$1,053,244

Commercial and Consumer Credit Exposure by Risk Attribute
For further discussion of First Financial's monitoring of credit quality for commercial and consumer loans, including discussion of the risk attributes noted below, please see Note 10 - Loans.

Covered commercial and consumer credit exposure by risk attribute was as follows:

	As of December 31, 2012
		Real Estate
(Dollars in thousands)	Commercial	Construction	Commercial	Total
Pass	$48,213	$2,304	$213,143	$263,660
Special Mention	16,293	7	70,894	87,194
Substandard	35,596	8,320	181,345	225,261
Doubtful	2,024	0	173	2,197
Total	$102,126	$10,631	$465,555	$578,312

	Real Estate Residential	Installment	Home Equity	Other	Total
Performing	$100,694	$8,674	$53,231	$2,967	$165,566
Nonperforming	0	0	4,227	11	4,238
Total	$100,694	$8,674	$57,458	$2,978	$169,804

	As of December 31, 2011
		Real Estate
(Dollars in thousands)	Commercial	Construction	Commercial	Total
Pass	$113,201	$2,506	$340,889	$456,596
Special Mention	22,468	3,597	63,880	89,945
Substandard	52,103	11,017	230,870	293,990
Doubtful	8,120	0	1,405	9,525
Total	$195,892	$17,120	$637,044	$850,056

	Real Estate Residential	Installment	Home Equity	Other	Total
Performing	$121,117	$13,176	$63,231	$3,899	$201,423
Nonperforming	0	0	1,747	18	1,765
Total	$121,117	$13,176	$64,978	$3,917	$203,188

Covered Nonaccrual Loans

Information as to covered nonaccrual loans was as follows:

(Dollars in thousands)	2012	2011	2010
Principal balance
Nonaccrual loans
Commercial	$4,498	$7,203	$16,190
Real estate-commercial	2,986	2,192	2,074
Home equity	4,227	1,747	1,491
All other	11	18	0
Total	$11,722	$11,160	$19,755

Interest income effect
Gross amount of interest that would have been recorded under original terms	$673	$1,020	$1,453
Interest included in income	85	58	398
Net impact on interest income	$588	$962	$1,055

Investment in Impaired Loans
Covered loans placed on nonaccrual status, excluding loans accounted for under FASB ASC Topic 310-30, are considered impaired. First Financial’s investment in covered impaired loans, excluding loans accounted for under FASB ASC Topic 310-30, was as follows:

	As of December 31, 2012
(Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	YTD Interest Income Recognized
Loans with no related allowance recorded
Commercial	$4,498	$4,660	$0	$4,526	$62
Real estate - commercial	2,986	3,216	0	2,153	18
Home equity	4,227	5,260	0	2,006	5
All other	11	11	0	13	0
Total	$11,722	$13,147	$0	$8,698	$85

	As of December 31, 2011
(Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	YTD Interest Income Recognized
Loans with no related allowance recorded
Commercial	$7,203	$10,152	$0	$9,873	$47
Real estate - commercial	2,192	4,002	0	2,504	5
Home equity	1,747	2,878	0	1,559	6
All other	18	18	0	9	0
Total	$11,160	$17,050	$0	$13,945	$58

	As of December 31, 2010
(Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	YTD Interest Income Recognized
Loans with no related allowance recorded
Commercial	$16,190	$18,346	$0	$12,324	$316
Real estate - commercial	2,074	5,412	0	3,910	14
Installment	0	0	0	255	0
Home equity	1,491	3,137	0	1,597	68
Total	$19,755	$26,895	$0	$18,086	$398

Changes in Other Real Estate Owned
Changes in covered OREO were as follows:

	Years Ended December 31,
(Dollars in thousands)	2012	2011	2010
Balance at beginning of year	$44,818	$35,257	$12,916
Additions
Commercial	16,759	46,880	22,237
Residential	3,916	2,753	9,827
Total additions	20,675	49,633	32,064
Disposals
Commercial	27,044	26,693	4,744
Residential	2,820	7,849	4,536
Total disposals	29,864	34,542	9,280
Write-downs
Commercial	5,872	4,407	414
Residential	895	1,123	29
Total write-downs	6,767	5,530	443
Balance at end of year	$28,862	$44,818	$35,257

Loans Excluded from FASB ASC Topic 310-30
Carrying Amount of Accretable Yield for Purchased Impaired and Nonimpaired Loans
Changes in the carrying amount of accretable difference for covered purchased impaired loans for the years ended December 31 were as follows:

(Dollars in thousands)	2012	2011	2010
Balance at beginning of year	$344,410	$509,945	$623,669
Reclassification from non-accretable difference	29,606	39,079	97,808
Accretion	(91,485)	(125,524)	(139,356)
Other net activity (1)	(57,837)	(79,090)	(72,176)
Balance at end of year	$224,694	$344,410	$509,945

(1)   Includes the impact of loan repayments and charge-offs.

Loan Delinquency, including Nonaccrual Loans

Delinquency. Covered loan delinquency, excluding loans accounted for under FASB ASC Topic 310-30, was as follows:

	As of December 31, 2012
(Dollars in thousands)	30 - 59 days past due	60 - 89 days past due	> 90 days past due	Total past due	Current	Total	> 90 days past due and still accruing
Loans
Commercial	$351	$148	$3,781	$4,280	$3,071	$7,351	$0
Real estate - commercial	138	1,149	2,201	3,488	4,001	7,489	0
Installment	0	0	0	0	763	763	0
Home equity	286	296	3,697	4,279	51,099	55,378	0
All other	19	26	42	87	2,891	2,978	31
Total	$794	$1,619	$9,721	$12,134	$61,825	$73,959	$31

	As of December 31, 2011
(Dollars in thousands)	30 - 59 days past due	60 - 89 days past due	> 90 days past due	Total past due	Current	Total	> 90 days past due and still accruing
Loans
Commercial	$73	$294	$6,490	$6,857	$6,410	$13,267	$0
Real estate - commercial	184	0	1,870	2,054	7,733	9,787	0
Installment	0	0	0	0	1,053	1,053	0
Home equity	1,344	11	1,679	3,034	57,798	60,832	0
All other	10	6	125	141	3,776	3,917	107
Total	$1,611	$311	$10,164	$12,086	$76,770	$88,856	$107

ALLOWANCE FOR LOAN AND LEASE LOSSES (Tables)	12 Months Ended
Dec. 31, 2012
Changes in the Allowance for Loan and Lease Losses for the Previous Five Quarters

Changes in the allowance for loan and lease losses for the three years ended December 31 were as follows:

(Dollars in thousands)	2012	2011	2010
Balance at beginning of year	$52,576	$57,235	$59,311
Provision for loan losses	19,117	19,210	33,564
Loans charged-off	(25,312)	(25,798)	(38,351)
Recoveries	1,396	1,929	2,711
Balance at end of year	$47,777	$52,576	$57,235

Allowance for Loan and Lease Losses by Classification
Changes in the allowance for loan and lease losses by loan category as of December 31 were as follows:

	2012
		Real Estate
(Dollars in thousands)	Commercial	Construction	Commercial	Residential	Installment	Home Equity	Other	Total
Allowance for loan and lease losses
Balance at beginning of year	$10,289	$4,424	$18,228	$4,994	$1,659	$10,751	$2,231	$52,576
Provision for loan and lease losses	1,556	1,528	16,670	346	(883)	(2,032)	1,932	19,117
Gross charge-offs	4,312	2,684	11,012	1,814	577	3,661	1,252	25,312
Recoveries	393	0	265	73	323	115	227	1,396
Total net charge-offs	3,919	2,684	10,747	1,741	254	3,546	1,025	23,916
Ending allowance for loan and lease losses	$7,926	$3,268	$24,151	$3,599	$522	$5,173	$3,138	$47,777
Ending allowance on loans individually evaluated for impairment	$1,151	$838	$7,155	$290	$0	$2	$92	$9,528
Ending allowance on loans collectively evaluated for impairment	6,775	2,430	16,996	3,309	522	5,171	3,046	38,249
Ending allowance for loan and lease losses	$7,926	$3,268	$24,151	$3,599	$522	$5,173	$3,138	$47,777
Loans and Leases
Ending balance of loans individually evaluated for impairment	$16,661	$2,076	$35,422	$2,604	$0	$101	$496	$57,360
Ending balance of loans collectively evaluated for impairment	844,372	71,441	1,381,586	315,606	56,810	367,399	84,490	3,121,704
Total loans, excluding covered loans	$861,033	$73,517	$1,417,008	$318,210	$56,810	$367,500	$84,986	$3,179,064

	2011
		Real Estate
(Dollars in thousands)	Commercial	Construction	Commercial	Residential	Installment	Home Equity	Other	Total
Allowance for loan and lease losses
Balance at beginning of year	$10,138	$8,326	$14,917	$8,907	$1,981	$10,939	$2,027	$57,235
Provision for loan and lease losses	2,825	2,345	13,384	(2,407)	(159)	1,878	1,344	19,210
Gross charge-offs	3,436	6,279	10,382	1,551	526	2,183	1,441	25,798
Recoveries	762	32	309	45	363	117	301	1,929
Total net charge-offs	2,674	6,247	10,073	1,506	163	2,066	1,140	23,869
Ending allowance for loan and lease losses	$10,289	$4,424	$18,228	$4,994	$1,659	$10,751	$2,231	$52,576
Ending allowance on loans individually evaluated for impairment	$3,205	$2,578	$6,441	$313	$0	$2	$0	$12,539
Ending allowance on loans collectively evaluated for impairment	7,084	1,846	11,787	4,681	1,659	10,749	2,231	40,037
Ending allowance for loan and lease losses	$10,289	$4,424	$18,228	$4,994	$1,659	$10,751	$2,231	$52,576
Loans and Leases
Ending balance of loans individually evaluated for impairment	$8,351	$17,387	$30,708	$3,730	$0	$101	$0	$60,277
Ending balance of loans collectively evaluated for impairment	848,630	97,587	1,202,359	284,250	67,543	358,859	48,942	2,908,170
Total loans, excluding covered loans	$856,981	$114,974	$1,233,067	$287,980	$67,543	$358,960	$48,942	$2,968,447

	2010
		Real Estate
(Dollars in thousands)	Commercial	Construction	Commercial	Residential	Installment	Home Equity	Other	Total
Allowance for loan and lease losses
Balance at beginning of year	$18,590	$8,143	$15,190	$5,308	$2,159	$8,063	$1,858	$59,311
Provision for loan and lease losses	4,252	8,778	6,836	5,268	457	6,183	1,790	33,564
Gross charge-offs	13,324	8,619	8,191	1,693	1,154	3,499	1,871	38,351
Recoveries	620	24	1,082	24	519	192	250	2,711
Total net charge-offs	12,704	8,595	7,109	1,669	635	3,307	1,621	35,640
Ending allowance for loan and lease losses	$10,138	$8,326	$14,917	$8,907	$1,981	$10,939	$2,027	$57,235
Ending allowance on loans individually evaluated for impairment	$2,017	$3,716	$4,347	$336	$0	$0	$0	$10,416
Ending allowance on loans collectively evaluated for impairment	8,121	4,610	10,570	8,571	1,981	10,939	2,027	46,819
Ending allowance for loan and lease losses	$10,138	$8,326	$14,917	$8,907	$1,981	$10,939	$2,027	$57,235
Loans and Leases
Ending balance of loans individually evaluated for impairment	$12,175	$19,294	$31,260	$5,420	$0	$0	$0	$68,149
Ending balance of loans collectively evaluated for impairment	788,078	144,249	1,108,671	263,753	69,711	341,310	32,172	2,747,944
Total loans, excluding covered loans	$800,253	$163,543	$1,139,931	$269,173	$69,711	$341,310	$32,172	$2,816,093

Covered Loans
Changes in the Allowance for Loan and Lease Losses for the Previous Five Quarters
The allowance for loan and lease losses on covered loans is presented in the tables below:

	December 31, 2012
		Real Estate
(Dollars in thousands)	Commercial	Commercial	Residential	Installment	Total
Ending allowance on loans acquired with deteriorated credit quality (ASC 310-30)	$19,136	$22,918	$2,599	$537	$45,190
Ending allowance on acquired loans outside the scope of ASC 310-30	0	0	0	0	0
Ending allowance on covered loans	$19,136	$22,918	$2,599	$537	$45,190

	December 31, 2011
		Real Estate
(Dollars in thousands)	Commercial	Commercial	Residential	Installment	Total
Ending allowance on loans acquired with deteriorated credit quality (ASC 310-30)	$19,160	$21,930	$1,396	$349	$42,835
Ending allowance on acquired loans outside the scope of ASC 310-30	0	0	0	0	0
Ending allowance on covered loans	$19,160	$21,930	$1,396	$349	$42,835

Allowance for Loan and Lease Losses by Classification
Changes in the allowance for loan and lease losses on covered loans for the three years ended December 31 were as follows:

(Dollars in thousands)	2012	2011	2010
Balance at beginning of year	$42,835	$16,493	$0
Provision for loan and lease losses	30,903	64,081	63,144
Loans charged-off	(33,907)	(45,604)	(46,992)
Recoveries	5,359	7,865	341
Balance at end of year	$45,190	$42,835	$16,493

PREMISES AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Premises and equipment at December 31 were as follows:

(Dollars in thousands)	2012	2011
Land and land improvements	$41,550	$41,160
Buildings	107,939	104,835
Furniture and fixtures	63,248	57,857
Leasehold improvements	23,941	11,526
Construction in progress	4,653	13,502
	241,331	228,880

Less accumulated depreciation and amortization	94,615	90,784
Total	$146,716	$138,096

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	First Financial's future minimum lease payments for operating leases are as follows:

(Dollars in thousands)
2013	$7,491
2014	7,126
2015	8,694
2016	5,100
2017	3,680
Thereafter	15,605
Total	$47,696

BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Short-term Debt [Table Text Block]
The following is a summary of short-term borrowings for the last three years:

	2012		2011		2010
(Dollars in thousands)	Amount	Rate	Amount	Rate	Amount	Rate
At December 31,
Federal funds purchased and securities sold under agreements to repurchase	$122,570	0.13%	$99,431	0.10%	$59,842	0.20%
Federal Home Loan Bank borrowings	502,000	0.17%	0	N/A	0	N/A
Total	$624,570	0.16%	$99,431	0.10%	$59,842	0.20%

Average for the year
Federal funds purchased and securities sold under agreements to repurchase	$86,980	0.08%	$96,060	0.17%	$47,531	0.20%
Federal Home Loan Bank borrowings	111,295	0.17%	0	N/A	0	N/A
Total	$198,275	0.13%	$96,060	0.17%	$47,531	0.20%

Maximum month-end balances
Federal funds purchased and securities sold under agreements to repurchase	$170,751		$105,291		$64,995
Federal Home Loan Bank borrowings	502,000		0		0

Summary of Long-term Debt [Table Text Block]
The following is a summary of First Financial's long-term debt:

	2012		2011
(Dollars in thousands)	Amount	Average Rate	Amount	Average Rate
Federal Home Loan Bank	$9,427	3.74%	$11,544	3.80%
National Market Repurchase Agreement	65,000	3.50%	65,000	3.50%
Capital loan with municipality	775	0.00%	0	0.00%
Total long-term debt	$75,202	3.49%	$76,544	3.55%

Schedule of Maturities of Long-term Debt [Table Text Block]
As of December 31, 2012, the long-term debt matures as follows:

(Dollars in thousands)	FHLB	Repurchase Agreement
2013	$28	$12,500
2014	29	27,500
2015	28	25,000
2016	29	0
2017	28	0
Thereafter	9,285	0
Total	$9,427	$65,000

INCOME TAXES INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Income tax expense consisted of the following components:

(Dollars in thousands)	2012	2011	2010
Current expense
Federal	$45,571	$46,270	$38,572
State	4,956	6,493	5,590
Total current expense	50,527	52,763	44,162
Deferred (benefit) expense
Federal	(12,499)	(12,836)	(10,170)
State	(1,586)	(1,627)	(1,290)
Total deferred (benefit) expense	(14,085)	(14,463)	(11,460)
Income tax expense	$36,442	$38,300	$32,702

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The difference between the federal income tax rates, applied to income before income taxes, and the effective rates were due to the following:

(Dollars in thousands)	2012	2011	2010
Income taxes computed at federal statutory rate (35%) on income before income taxes	$36,311	$36,763	$32,183
Tax-exempt income	(626)	(586)	(519)
Bank-owned life insurance	(680)	(612)	(581)
Tax credits	(1,200)	(1,200)	(1,596)
State income taxes, net of federal tax benefit	2,191	3,163	2,795
Other	446	772	420
Income tax expense	$36,442	$38,300	$32,702

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The major components of the temporary differences that give rise to deferred tax assets and liabilities at December 31, 2012, and 2011, were as follows:

(Dollars in thousands)	2012	2011
Deferred tax assets
Allowance for loan and lease losses	$35,107	$36,030
Deferred compensation	496	556
Mark to market adjustment on loans and derivatives	128	177
Postretirement benefits other than pension liability	113	141
Accrued stock-based compensation	1,681	1,493
Other reserves	438	219
Other real estate owned write-downs	3,640	1,175
Accrued expenses	4,611	4,521
Other	1,094	1,157
Total deferred tax assets	47,308	45,469

Deferred tax liabilities
Tax depreciation greater than book depreciation	(7,997)	(8,251)
FHLB and FRB stock	(17,060)	(17,060)
Mortgage-servicing rights	(109)	(339)
Leasing activities	(1,919)	(676)
Deferred section 597 gain	(41,614)	(62,421)
Prepaid pension	(5,839)	(1,454)
Intangible assets	(10,214)	(7,536)
Deferred loan fees and costs	(1,737)	(1,472)
Prepaid expenses	(721)	(1,310)
Net unrealized gains on securities available-for-sale and derivatives	(7,682)	(7,687)
Fair value adjustments on acquisitions	(17,181)	(14,945)
Other	(1,803)	(1,278)
Total deferred tax liabilities	(113,876)	(124,429)
Total net deferred tax liability	$(66,568)	$(78,960)

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	12 Months Ended
Dec. 31, 2012
Related Tax Effects Allocated to Other Comprehensive Income and Accumulated Other Comprehensive Income (Loss)
The related tax effects allocated to other comprehensive income and accumulated other comprehensive income (loss) are as follows:

	December 31, 2012
	Total other comprehensive income			Total accumulated other comprehensive income
(Dollars in thousands)	Pre-tax	Tax-effect	Net of tax	Beginning Balance	Net Activity	Ending Balance
Unrealized gain on investment securities	$214	$(81)	$133	$12,669	$133	$12,802
Unrealized loss on derivatives	(229)	86	(143)	0	(143)	(143)
Retirement obligation	4,495	(1,697)	2,798	(34,136)	2,798	(31,338)
Foreign currency translation	25	0	25	(23)	25	2
Total	$4,505	$(1,692)	$2,813	$(21,490)	$2,813	$(18,677)

	December 31, 2011
	Total other comprehensive income			Total accumulated other comprehensive income
(Dollars in thousands)	Pre-tax	Tax-effect	Net of tax	Beginning Balance	Net Activity	Ending Balance
Unrealized gain on investment securities	$5,792	$(2,187)	$3,605	$9,064	$3,605	$12,669
Unrealized loss on derivatives	628	(237)	391	(391)	391	0
Retirement obligation	(20,652)	7,798	(12,854)	(21,282)	(12,854)	(34,136)
Foreign currency translation	(588)	0	(588)	565	(588)	(23)
Total	$(14,820)	$5,374	$(9,446)	$(12,044)	$(9,446)	$(21,490)

	December 31, 2010
	Total other comprehensive income			Total accumulated other comprehensive income
(Dollars in thousands)	Pre-tax	Tax-effect	Net of tax	Beginning Balance	Net Activity	Ending Balance
Unrealized gain on investment securities	$(1,485)	$325	$(1,160)	$10,224	$(1,160)	$9,064
Unrealized loss on derivatives	(2,089)	767	(1,322)	931	(1,322)	(391)
Retirement obligation	(46)	525	479	(21,761)	479	(21,282)
Foreign currency translation	446	0	446	119	446	565
Total	$(3,174)	$1,617	$(1,557)	$(10,487)	$(1,557)	$(12,044)

CAPITAL (Tables)	12 Months Ended
Dec. 31, 2012
Banking and Thrift [Abstract]
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
Actual and required capital amounts and ratios at year-end are presented in the table that follows.

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
(Dollars in thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio
December 31, 2012
Total capital to risk-weighted assets
Consolidated	$686,961	17.60%	$312,328	8.00%	N/A	N/A
First Financial Bank	586,023	15.04%	311,618	8.00%	$389,523	10.00%

Tier 1 capital to risk-weighted assets
Consolidated	637,176	16.32%	156,164	4.00%	N/A	N/A
First Financial Bank	529,196	13.59%	155,809	4.00%	233,714	6.00%

Tier 1 capital to average assets
Consolidated	637,176	10.25%	248,761	4.00%	N/A	N/A
First Financial Bank	529,196	8.52%	248,408	4.00%	310,511	5.00%

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
(Dollars in thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio
December 31, 2011
Total capital to risk-weighted assets
Consolidated	$683,255	18.74%	$291,632	8.00%	N/A	N/A
First Financial Bank	578,042	15.89%	290,992	8.00%	$363,740	10.00%

Tier 1 capital to risk-weighted assets
Consolidated	636,836	17.47%	145,816	4.00%	N/A	N/A
First Financial Bank	524,363	14.42%	145,496	4.00%	218,244	6.00%

Tier 1 capital to average assets
Consolidated	636,836	9.87%	258,122	4.00%	N/A	N/A
First Financial Bank	524,363	8.13%	258,035	4.00%	322,543	5.00%

EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Amounts Recognized in Balance Sheet and Income Statement [Table Text Block]
The following tables set forth information concerning amounts recognized in First Financial's Consolidated Balance Sheets and Consolidated Statements of Income:

	December 31,
(Dollars in thousands)	2012	2011
Change in benefit obligation
Benefit obligation at beginning of year	$63,910	$52,312
Service cost	3,483	3,177
Interest cost	2,550	2,723
Actuarial loss	3,822	9,180
Benefits paid, excluding settlement	(6,087)	(3,482)
Benefit obligation at end of year	67,678	63,910

Change in plan assets
Fair value of plan assets at beginning of year	114,972	122,677
Actual return on plan assets	14,831	(4,223)
Employer contribution	0	0
Benefits paid, excluding settlement	(6,087)	(3,482)
Fair value of plan assets at end of year	123,716	114,972

Amounts recognized in the Consolidated Balance Sheets
Assets	56,038	51,062
Liabilities	0	0
Net amount recognized	$56,038	$51,062

Amounts recognized in accumulated other comprehensive income (loss)
Net actuarial loss	$54,471	$59,390
Net prior service cost	(4,119)	(4,542)
Deferred tax assets	(19,014)	(20,712)
Net amount recognized	$31,338	$34,136

Change in accumulated other comprehensive income (loss)	$(2,798)	$12,854

Accumulated benefit obligation	$64,273	$60,485

Schedule of Components of Net Periodic Benefit Cost [Table Text Block]

Components of net periodic benefit cost
	December 31,
(Dollars in thousands)	2012	2011	2010
Service cost	$3,483	$3,177	$2,590
Interest cost	2,550	2,723	2,711
Expected return on assets	(9,055)	(9,020)	(4,932)
Amortization of prior service cost	(423)	(423)	(423)
Recognized net actuarial loss	2,964	2,194	2,065
Net periodic benefit (income) cost	(481)	(1,349)	2,011

Other changes recognized in accumulated other comprehensive income
Net actuarial (gain) loss	(1,954)	22,423	1,688
Amortization of prior service cost	423	423	423
Amortization of gain	(2,964)	(2,194)	(2,065)
Total recognized in accumulated other comprehensive income	(4,495)	20,652	46
Total recognized in net periodic benefit cost and accumulated other comprehensive income	$(4,976)	$19,303	$2,057

Amount expected to be recognized in net periodic pension expense in the coming year
Amortization of loss	$3,248	$3,039	$2,191
Amortization of prior service credit	(423)	(423)	(423)

Schedule of Assumptions Used [Table Text Block]

Weighted-average assumptions to determine
	December 31,
	2012	2011
Benefit obligations
Discount rate	3.73%	4.22%
Rate of compensation increase	3.50%	3.50%

Net periodic benefit cost
Discount rate	4.22%	5.36%
Expected return on plan assets	7.50%	7.50%
Rate of compensation increase	3.50%	3.50%

Schedule of Changes in Fair Value of Plan Assets [Table Text Block]
The fair value of the plan assets as of December 31, 2012 by asset category is shown in the table that follows:

	Fair Value Measurements
(Dollars in thousands)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Asset Category
Money market fund	$1,338	$1,338	$0	$0
U.S. Treasury securities	3,923	0	3,923	0
Securities of U.S. government agencies and corporations	1,543	0	1,543	0
Corporate bonds	6,983	0	6,983	0
Equity securities:
Common stock	20,899	20,899	0	0
Mutual funds	22,168	22,168	0	0
Exchange traded funds	66,844	66,844	0	0
Total	$123,698	$111,249	$12,449	$0

The fair value of the plan assets as of December 31, 2011 by asset category is shown below.

	Fair Value Measurements
(Dollars in thousands)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Asset Category
Money market fund	$1,551	$1,551	$0	$0
U.S. Treasury securities	3,745	0	3,745	0
Securities of U.S. government agencies and corporations	2,019	0	2,019	0
Corporate bonds	7,249	0	7,249	0
Equity securities:
Common stock	19,368	19,368	0	0
Mutual funds	63,106	63,106	0	0
Exchange traded funds	17,756	17,756	0	0
Total	$114,794	$101,781	$13,013	$0

Schedule of Expected Benefit Payments [Table Text Block]
The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

(Dollars in thousands)	Retirement Benefits
2012	$4,176
2013	5,073
2014	4,945
2015	9,989
2016	4,831
Thereafter	31,779

EARNINGS PER COMMON SHARE (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Computation of Basic and Diluted Earnings Per Share
The following table sets forth the computation of basic and diluted earnings per share:

(Dollars in thousands, except per share data)	2012	2011	2010
Numerator for basic and diluted earnings per share -income available to common shareholders:
Net income	$67,303	$66,739	$59,251
Dividends on preferred stock	0	0	1,865
Income available to common shareholders	$67,303	$66,739	$57,386
Denominator for basic earnings per share - weighted average shares	57,876,685	57,691,979	56,969,491
Effect of dilutive securities
Employee stock awards	873,293	907,428	913,809
Warrants	118,814	93,798	109,778
Denominator for diluted earnings per share - adjusted weighted average shares	58,868,792	58,693,205	57,993,078
Earnings per share available to common shareholders
Basic	$1.16	$1.16	$1.01
Diluted	$1.14	$1.14	$0.99

STOCK OPTIONS AND AWARDS (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
tock option activity for the year ended December 31, 2012, is summarized as follows:

(Dollars in thousands, except per share data)	Number of shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding at beginning of year	2,364,926	$13.99
Granted	0	0.00
Exercised	(302,824)	12.95
Forfeited or expired	(70,727)	14.66
Outstanding at end of year	1,991,375	$14.13	3.9 years	$2,673
Exercisable at end of year	1,991,375	$14.13	3.9 years	$2,673

Schedule of Cash Proceeds Received from Share-based Payment Awards [Table Text Block]
ntrinsic value of stock options is defined as the difference between the current market value and the grant price. First Financial uses treasury shares purchased under the Company's share repurchase program to satisfy share-based exercises.

	2012	2011	2010
Total intrinsic value of options exercised	$1,277	$477	$1,862
Cash received from exercises	$320	$150	$272
Tax benefit from exercises	$1,576	$1,421	$1,033

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
Activity in restricted stock for the previous three years ended December 31 is summarized as follows:

	2012		2011		2010
	Number of shares	Weighted Average Grant Date Fair Value	Number of shares	Weighted Average Grant Date Fair Value	Number of shares	Weighted Average Grant Date Fair Value
Nonvested at beginning of year	518,736	$15.99	485,498	$15.63	401,934	$12.05
Granted	290,706	17.00	261,356	16.02	235,964	20.00
Vested	(228,233)	15.58	(200,525)	14.87	(120,073)	12.97
Forfeited	(62,453)	16.61	(27,593)	18.10	(32,327)	12.93
Nonvested at end of year	518,756	$16.65	518,736	$15.99	485,498	$15.63

LOANS TO RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Schedule of Loans to Related Parties [Table Text Block]
Loans to directors, executive officers, principal holders of First Financial’s common stock and certain related persons were as follows:

(Dollars in thousands)	2012	2011	2010
Beginning balance	$10,599	$10,375	$16,047
Additions	1,791	1,297	1,533
Deductions	(1,964)	(1,073)	(7,205)
Ending balance	$10,426	$10,599	$10,375
Loans 90 days past due	$0	$0	$0

FAIR VALUE DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2012
Estimated Fair Values of Financial Instruments
The estimated fair values of financial instruments not measured at fair value on either a recurring or nonrecurring basis in First Financial’s consolidated financial statements were as follows:

	Carrying	Estimated fair value
(Dollars in thousands)	value	Total	Level 1	Level 2	Level 3
December 31, 2012
Financial assets
Cash and short-term investments	$158,843	$158,843	$158,843	$0	$0
Investment securities held-to-maturity	770,755	778,474	0	778,474	0
Other investments	71,492	71,492	0	71,492	0
Loans held for sale	16,256	16,256	0	16,256	0
Loans, excluding covered loans	3,131,287	3,145,120	0	0	3,145,120
Covered loans	702,926	713,797	0	0	713,797
FDIC indemnification asset	119,607	106,380	0	0	106,380

Financial liabilities
Deposits
Noninterest-bearing	$1,102,774	$1,102,774	$0	$1,102,774	$0
Interest-bearing demand	1,160,815	1,160,815	0	1,160,815	0
Savings	1,623,614	1,623,614	0	1,623,614	0
Time	1,068,637	1,072,201	0	1,072,201	0
Total deposits	4,955,840	4,959,404	0	4,959,404	0
Short-term borrowings	624,570	624,570	624,570	0	0
Long-term debt	75,202	78,941	0	78,941	0

	Carrying	Estimated Fair Value
(Dollars in thousands)	Value	Total	Level 1	Level 2	Level 3
December 31, 2011
Financial assets
Cash and short-term investments	$525,051	$525,051	$525,051	$0	$0
Investment securities held-to-maturity	2,664	2,893	0	2,893	0
Other investments	71,492	71,492	0	71,492	0
Loans held for sale	24,834	24,834	0	24,834	0
Loans, excluding covered loans	2,915,871	2,910,825	0	0	2,910,825
Covered loans	1,010,409	1,042,752	0	0	1,042,752
FDIC indemnification asset	173,009	151,114	0	0	151,114

Financial liabilities
Deposits
Noninterest-bearing	$946,180	$946,180	$0	$946,180	$0
Interest-bearing demand	1,317,339	1,317,339	0	1,317,339	0
Savings	1,724,659	1,724,659	0	1,724,659	0
Time	1,654,662	1,664,457	0	1,664,457	0
Total deposits	5,642,840	5,652,635	0	5,652,635	0
Short-term borrowings	99,431	99,431	99,431	0	0
Long-term debt	76,544	81,168	0	81,168	0

Summary of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following table summarizes the financial assets and liabilities measured at fair value on a recurring basis were as follows:

	Fair Value Measurements Using			Netting	Assets/Liabilities
(Dollars in thousands)	Level 1	Level 2	Level 3	Adjustments (1)	at Fair Value
December 31, 2012
Assets
Derivatives	$0	$24,135	$0	$(24,135)	$0
Available-for-sale investment securities	144	1,031,952	0	0	1,032,096
Total	$144	$1,056,087	$0	$(24,135)	$1,032,096

Liabilities
Derivatives	$0	$26,652	$0	$(24,135)	$2,517

	Fair Value Measurements Using			Netting	Assets/Liabilities
(Dollars in thousands)	Level 1	Level 2	Level 3	Adjustments (1)	at Fair Value
December 31, 2011
Assets
Derivatives	$0	$24,566	$0	$(24,566)	$0
Available-for-sale investment securities	141	1,441,705	0	0	1,441,846
Total	$141	$1,466,271	$0	$(24,566)	$1,441,846

Liabilities
Derivatives	$0	$28,123	$0	$(24,566)	$3,557

(1)
Amounts represent the impact of legally enforceable master netting arrangements that allow First Financial to settle positive and negative positions and also cash collateral held with the same counterparties.

Summary of Financial Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis
The following table summarizes financial assets and liabilities measured at fair value on a nonrecurring basis were as follows:

	Fair Value Measurements Using
(Dollars in thousands)	Level 1	Level 2	Level 3
December 31, 2012
Assets
Impaired loans (1)	$0	$0	$19,564
OREO	0	0	5,651
Covered OREO	0	0	14,059

	Fair Value Measurements Using
(Dollars in thousands)	Level 1	Level 2	Level 3
December 31, 2011
Assets
Impaired loans (1)	$0	$0	$20,279
OREO	0	0	4,188
Covered OREO	0	0	6,412

(1) Amounts represent the fair value of collateral for impaired loans allocated to the allowance for loan and lease losses.  Fair values are determined using actual market prices (Level 1), independent third party valuations discounted as appropriate (Level 2) and borrower records discounted as appropriate (Level 3).

FIRST FINANCIAL BANCORP. (PARENT COMPANY ONLY) FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Schedule of Condensed Balance Sheet
Balance Sheets

	December 31,
(Dollars in thousands)	2012	2011
Assets
Cash	$106,196	$111,657
Investment securities, available for sale	3,623	2,682
Subordinated notes from subsidiaries	7,500	7,500
Investment in subsidiaries
Commercial banks	575,701	573,295
Nonbanks	18,671	18,659
Total investment in subsidiaries	594,372	591,954
Premises and equipment	1,706	1,842
Other assets	15,058	14,889
Total assets	$728,455	$730,524

Liabilities
Dividends payable	$16,869	$16,196
Other liabilities	1,161	2,107
Total liabilities	18,030	18,303
Shareholders’ equity	710,425	712,221
Total liabilities and shareholders’ equity	$728,455	$730,524

Schedule of Condensed Income Statement
Statements of Income

	Years Ended December 31,
(Dollars in thousands)	2012	2011	2010
Income
Interest income	$55	$70	$192
Noninterest income	421	0	143
Dividends from subsidiaries	73,800	48,700	60,700
Total income	74,276	48,770	61,035

Expenses
Interest expense	0	391	1,221
Provision for loan and lease losses	0	739	(37)
Salaries and employee benefits	4,612	4,449	3,377
Miscellaneous professional services	916	719	928
Other	5,209	5,240	3,190
Total expenses	10,737	11,538	8,679
Income before income taxes and equity in undistributed net earnings of subsidiaries	63,539	37,232	52,356
Income tax benefit	(3,869)	(4,263)	(3,162)
Equity in undistributed (loss) earnings of subsidiaries	(105)	25,244	3,733
Net income	$67,303	$66,739	$59,251

Schedule of Condensed Cash Flow Statement
Statements of Cash Flows

	Years Ended December 31,
(Dollars in thousands)	2012	2011	2010
Operating activities
Net income	$67,303	$66,739	$59,251
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed loss (earnings) of subsidiaries	105	(25,244)	(3,733)
Provision for loan and lease losses	0	739	(37)
Depreciation and amortization	27	31	42
Stock-based compensation expense	4,186	3,935	3,084
Deferred income taxes	(207)	(509)	(569)
Increase in dividends payable	673	10,342	710
Decrease in accrued expenses	(1,799)	(10,003)	(140)
(Increase) decrease in other assets	(139)	(241)	170
Net cash provided by operating activities	70,149	45,789	58,778

Investing activities
Proceeds from calls and maturities of investment securities	0	158	0
Purchases of investment securities, available-for-sale	(474)	(137)	(290)
Net decrease (increase) in loans	0	2,681	(1,743)
Purchases of premises and equipment	0	0	(1,285)
Other	109	514	(548)
Net cash (used in) provided by investing activities	(365)	3,216	(3,866)

Financing activities
Redemption of junior subordinated debentures	0	(20,620)	0
Cash dividends paid on common stock	(67,797)	(35,312)	(22,490)
Cash dividends paid on preferred stock	0	0	(1,100)
Treasury stock purchase	(6,806)	0	0
Issuance of common stock	0	0	91,224
Payment to repurchase preferred stock	0	0	(80,000)
Proceeds from exercise of stock options, net of shares purchased	320	63	272
Excess tax benefit on share-based compensation	438	259	535
Other	(1,400)	478	(1,086)
Net cash used in financing activities	(75,245)	(55,132)	(12,645)
(Decrease) increase in cash	(5,461)	(6,127)	42,267
Cash at beginning of year	111,657	117,784	75,517
Cash at end of year	$106,196	$111,657	$117,784

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Non Covered Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance threshold for impaired and non-impaired commercial loans	$ 250,000
Covered Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, Federal Deposit Insurance Corporation Reimbursement Percentage on Losses Below Threshold	80.00%
Loans, Federal Deposit Insurance Corporation Reimbursement Percentage on Losses Above Threshold	95.00%
Residential Portfolio Segment [Member] | Non Covered Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured loan relationships review threshold	$ 100,000

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES Premises and Equipment (Details)	12 Months Ended
Dec. 31, 2012
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life, Minimum	20 years
Minimum | Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life, Minimum	10 years
Minimum | Furniture, Fixtures, and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life, Minimum	3 years
Minimum | Software, Hardware, and Data Handling Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life, Minimum	3 years
Maximum | Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life, Minimum	40 years
Maximum | Furniture, Fixtures, and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life, Minimum	10 years
Maximum | Software, Hardware, and Data Handling Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life, Minimum	5 years

BUSINESS COMBINATIONS (Details) (USD $)	0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended
	Sep. 23, 2011 Liberty Savings Bank FSB [Member] branches	Dec. 31, 2011 Liberty Savings Bank FSB [Member]	Dec. 02, 2011 Flagstar Bank FSB [Member] branches	Dec. 31, 2011 Flagstar Bank FSB [Member]
Business Acquisition [Line Items]
Number of branches acquired	16		22
Name of acquiree	Liberty Savings Bank, FSB		Flagstar Bank, FSB
Performing loans assumed	$ 126,500,000
Deposits assumed	341,900,000		464,700,000
Fixed assets acquired	3,800,000		6,600,000
Premium paid on deposits of acquired bank	22,400,000		22,500,000
Goodwill recorded for acquisition	$ 17,100,000	$ 17,102,000	$ 26,100,000	$ 26,128,000

GOODWILL AND OTHER INTANGIBLE ASSETS (Details) (USD $)	12 Months Ended				0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Core Deposits [Member]	Sep. 23, 2011 Liberty Savings Bank FSB [Member]	Dec. 31, 2011 Liberty Savings Bank FSB [Member]	Sep. 23, 2011 Liberty Savings Bank FSB [Member] Core Deposits [Member]	Dec. 02, 2011 Flagstar Bank FSB [Member]	Dec. 31, 2011 Flagstar Bank FSB [Member]	Dec. 02, 2011 Flagstar Bank FSB [Member] Core Deposits [Member]
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill beginning of period	$ 95,050,000	$ 51,820,000
Goodwill acquired					17,100,000	17,102,000		26,100,000	26,128,000
Goodwill end of period	95,050,000	95,050,000	51,820,000
Intangible assets amortization method				accelerated basis
Intangibles acquired							4,000,000			3,000,000
Finite-Lived Core Deposits, Gross	7,400,000
Finite-Lived Intangible Assets, Net		9,900,000
Estimated weighted average life (in years)				7 years 296 days
Finite-Lived Intangible Assets, Amortization Expense	$ 2,600,000	$ 1,200,000	$ 1,300,000

RESTRICTIONS ON CASH AND DUE FROM BANK ACCOUNTS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Restrictions On Cash And Due From Bank Accounts [Abstract]
Restricted Cash and Cash Equivalents	$ 2	$ 2
Average Restriction on Cash and Due From Bank Accounts	$ 41.3	$ 33.3

RESTRICTIONS ON SUBSIDIARY DIVIDENDS, LOANS, OR ADVANCES (Details) (Subsidiaries [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Subsidiaries [Member]
Restrictions on Subsidiary Dividends, Loans or Advances [Line Items]
Retained Earnings, Unappropriated	$ 350.3
Amount Available for Dividend Distribution without Affecting Capital Adequacy Requirements	$ 29.1

COMMITMENTS AND CONTINGENCIES (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Line Items]
Letters of credit issued to guarantee performance of a client to a third party	$ 14,800,000	$ 20,000,000
Commitments to Extend Credit
Commitments and Contingencies Disclosure [Line Items]
Commitments outstanding to extend credit	$ 1,200,000,000	$ 1,200,000,000

DERIVATIVES - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended			12 Months Ended
	Mar. 30, 2009	Sep. 30, 2012	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2012 entity	Jul. 02, 2012	Dec. 31, 2011 entity
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Maximum derivative notional position as a percentage of assets					35.00%
Maximum credit exposure as a percentage of capital					3.00%
Maximum single counterparty credit risk exposure					$ 20
Total counterparty notional amount outstanding					509.1		396.4
Number of counterparties					8		7
Outstanding liability from counterparty contracts					26		27.3
Cash collateral posted with derivative counterparties					23.7		24.4
Trust preferred swap entered	20					35
Period of swap	10 years
Effective fixed derivative interest rate				6.20%
Swap terminated				20
Pre-tax loss included in accumulated other comprehensive income (loss)				(0.6)
Recognition of loss			$ 0.6
Derivative, Average Remaining Maturity		7 years			4 years 6 months

DERIVATIVES - Summary of Derivative Financial Instruments by Nature of Underlying Asset or Liability (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivative [Line Items]
Notional Amount	$ 970,493	$ 775,328
Fair Value Hedges
Derivative [Line Items]
Notional Amount	935,493	775,328
Cash Flow Hedging [Member]
Derivative [Line Items]
Notional Amount	$ 35,000	$ 0

DERIVATIVES - Summary of Derivative Financial Instruments and Balances (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Notional Amount	$ 970,493	$ 775,328
Estimate Fair Value Gain	24,135	24,566
Estimate Fair Value Loss	(26,652)	(28,123)
Pay fixed interest rate swaps with counterparty
Derivatives, Fair Value [Line Items]
Notional Amount	12,739
Fixed to floating interest rate swap [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	35,000
Fair Value Hedges
Derivatives, Fair Value [Line Items]
Notional Amount	935,493	775,328
Fair Value Hedges | Pay fixed interest rate swaps with counterparty | Accrued interest and other liabilities
Derivatives, Fair Value [Line Items]
Notional Amount	12,739	17,456
Estimate Fair Value Gain	0	0
Estimate Fair Value Loss	(1,445)	(2,263)
Fair Value Hedges | Matched interest rate swaps | Accrued interest and other liabilities
Derivatives, Fair Value [Line Items]
Notional Amount	461,377	378,936
Estimate Fair Value Gain	0	0
Estimate Fair Value Loss	(24,978)	(25,860)
Fair Value Hedges | Matched interest rate swaps | Accrued interest and other assets
Derivatives, Fair Value [Line Items]
Notional Amount	461,377	378,936
Estimate Fair Value Gain	24,135	24,566
Estimate Fair Value Loss	0	0
Cash Flow Hedging [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	35,000	0
Cash Flow Hedging [Member] | Fixed to floating interest rate swap [Member] | Accrued interest and other liabilities
Derivatives, Fair Value [Line Items]
Notional Amount	35,000	0
Estimate Fair Value Gain	0	0
Estimate Fair Value Loss	$ (229)	$ 0

DERIVATIVES - Derivative Financial Instruments, Average Remaining Maturity and the Weighted-Average Interest Rates being Paid and Received (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Derivative [Line Items]
Notional Value		$ 970,493	$ 775,328
Average Maturity (years)	7 years	4 years 6 months
Fair Value		(2,517)
Weighted-Average Rate Receive		4.33%
Weighted-Average Rate Pay		4.41%
Pay fixed interest rate swaps with counterparty
Derivative [Line Items]
Notional Value		12,739
Average Maturity (years)		3 years 6 months
Fair Value		(1,445)
Weighted-Average Rate Receive		2.29%
Weighted-Average Rate Pay		6.82%
Matched interest rate swaps | Receive fixed
Derivative [Line Items]
Notional Value		461,377
Average Maturity (years)		4 years 6 months
Fair Value		24,135
Weighted-Average Rate Receive		5.07%
Weighted-Average Rate Pay		3.73%
Matched interest rate swaps | Pay fixed
Derivative [Line Items]
Notional Value		461,377
Average Maturity (years)		4 years 6 months
Fair Value		(24,978)
Weighted-Average Rate Receive		3.73%
Weighted-Average Rate Pay		5.07%
Asset conversion swaps
Derivative [Line Items]
Notional Value		935,493
Average Maturity (years)		4 years 5 months
Fair Value		(2,288)
Weighted-Average Rate Receive		4.37%
Weighted-Average Rate Pay		4.43%
Fixed to floating interest rate swap [Member]
Derivative [Line Items]
Notional Value		35,000
Average Maturity (years)		6 years 6 months
Fair Value		$ (229)
Weighted-Average Rate Receive		3.25%
Weighted-Average Rate Pay		4.02%

DERIVATIVES - Location and Amounts Recognized for Fair Value Hedges (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Increase (decrease) to Interest Income	$ (706)	$ (891)	$ (1,004)
Interest Rate Contracts | Loans | Interest Income
Derivative Instruments, Gain (Loss) [Line Items]
Increase (decrease) to Interest Income	$ (706)	$ (891)	$ (1,004)

DERIVATIVES - Gains or Losses on Cash Flow Hedges (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012 Cash Flow Hedges	Dec. 31, 2011 Cash Flow Hedges	Dec. 31, 2010 Cash Flow Hedges	Dec. 31, 2012 Cash Flow Hedges Interest Rate Contracts Deposits [Member]	Dec. 31, 2011 Cash Flow Hedges Interest Rate Contracts Deposits [Member]	Dec. 31, 2010 Cash Flow Hedges Interest Rate Contracts Deposits [Member]	Dec. 31, 2012 Cash Flow Hedges Interest Rate Contracts Deposits [Member] Interest Expense	Dec. 31, 2011 Cash Flow Hedges Interest Rate Contracts Deposits [Member] Interest Expense	Dec. 31, 2010 Cash Flow Hedges Interest Rate Contracts Deposits [Member] Interest Expense	Dec. 31, 2012 Cash Flow Hedges Interest Rate Contracts Long-term Debt [Member]	Dec. 31, 2011 Cash Flow Hedges Interest Rate Contracts Long-term Debt [Member]	Dec. 31, 2010 Cash Flow Hedges Interest Rate Contracts Long-term Debt [Member]	Dec. 31, 2012 Cash Flow Hedges Interest Rate Contracts Long-term Debt [Member] Interest Expense	Dec. 31, 2011 Cash Flow Hedges Interest Rate Contracts Long-term Debt [Member] Interest Expense	Dec. 31, 2010 Cash Flow Hedges Interest Rate Contracts Long-term Debt [Member] Interest Expense
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in OCI on derivatives (effective portion)	$ (600)	$ (143)	$ 0	$ 0	$ (143)	$ 0	$ 0				$ 0	$ 0	$ 0
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net		$ (135)	$ 0	$ (493)				$ (135)	$ 0	$ 0				$ 0	$ 0	$ (493)

INVESTMENTS - Summary of Held-To-Maturity and Available-For-Sale Investment Securities (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investment Holdings [Line Items]
Held-to-Maturity Amortized Cost	$ 770,755,000	$ 2,664,000
Held-to-Maturity Unrealized Gains	9,021,000	229,000
Held-to-Maturity Unrealized Losses	(1,302,000)	0
Held-to-Maturity Market Value	778,474,000	2,893,000
Available-for-Sale Amortized Cost	1,017,104,000	1,421,490,000
Available-for-Sale Unrealized Gains	16,725,000	22,478,000
Available-for-Sale Unrealized Losses	(1,733,000)	(2,122,000)
Available-for-Sale Market Value	1,032,096,000	1,441,846,000
Available-for-sale investment securities	236,700,000	162,600,000	0
Available-for-sale Securities, Gross Realized Gains	3,600,000	2,500,000
Available-for-sale Securities, Gains, After Tax	2,300,000	1,600,000
Securities Owned and Pledged as Collateral, Description	1,200,000,000	800,000,000
Securities of U.S. government agencies and corporations
Investment Holdings [Line Items]
Held-to-Maturity Amortized Cost	20,512,000	0
Held-to-Maturity Unrealized Gains	679,000	0
Held-to-Maturity Unrealized Losses	0	0
Held-to-Maturity Market Value	21,191,000	0
Available-for-Sale Amortized Cost	15,562,000	45,757,000
Available-for-Sale Unrealized Gains	333,000	433,000
Available-for-Sale Unrealized Losses	0	0
Available-for-Sale Market Value	15,895,000	46,190,000
Mortgage-backed securities
Investment Holdings [Line Items]
Held-to-Maturity Amortized Cost	740,891,000	90,000
Held-to-Maturity Unrealized Gains	8,077,000	2,000
Held-to-Maturity Unrealized Losses	(1,290,000)	0
Held-to-Maturity Market Value	747,678,000	92,000
Available-for-Sale Amortized Cost	854,150,000	1,344,015,000
Available-for-Sale Unrealized Gains	14,564,000	21,394,000
Available-for-Sale Unrealized Losses	(1,485,000)	(2,031,000)
Available-for-Sale Market Value	867,229,000	1,363,378,000
Obligations of state and other political subdivisions
Investment Holdings [Line Items]
Held-to-Maturity Amortized Cost	9,352,000	2,574,000
Held-to-Maturity Unrealized Gains	265,000	227,000
Held-to-Maturity Unrealized Losses	(12,000)	0
Held-to-Maturity Market Value	9,605,000	2,801,000
Available-for-Sale Amortized Cost	35,913,000	9,270,000
Available-for-Sale Unrealized Gains	169,000	121,000
Available-for-Sale Unrealized Losses	(84,000)	(5,000)
Available-for-Sale Market Value	35,998,000	9,386,000
Asset-backed Securities [Member]
Investment Holdings [Line Items]
Held-to-Maturity Amortized Cost	0
Held-to-Maturity Unrealized Gains	0
Held-to-Maturity Unrealized Losses	0
Held-to-Maturity Market Value	0
Available-for-Sale Amortized Cost	57,000,000
Available-for-Sale Unrealized Gains	90,000
Available-for-Sale Unrealized Losses	(1,000)
Available-for-Sale Market Value	57,089,000
Other securities
Investment Holdings [Line Items]
Held-to-Maturity Amortized Cost	0	0
Held-to-Maturity Unrealized Gains	0	0
Held-to-Maturity Unrealized Losses	0	0
Held-to-Maturity Market Value	0	0
Available-for-Sale Amortized Cost	54,479,000	22,448,000
Available-for-Sale Unrealized Gains	1,569,000	530,000
Available-for-Sale Unrealized Losses	(163,000)	(86,000)
Available-for-Sale Market Value	$ 55,885,000	$ 22,892,000

INVESTMENTS - Summary of Investment Securities by Estimated Maturity (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Held-to-Maturity Amortized Cost
Due in one year or less	$ 489
Due after one year through five years	681,553
Due after five years through ten years	87,898
Due after ten years	815
Total	770,755	2,664
Held-to-Maturity Market Value
Due in one year or less	493
Due after one year through five years	685,916
Due after five years through ten years	91,035
Due after ten years	1,030
Held-to-Maturity Market Value	778,474	2,893
Available-for-Sale Amortized Cost
Due in one year or less	22,390
Due after one year through five years	540,315
Due after five years through ten years	168,216
Due after ten years	286,183
Total	1,017,104	1,421,490
Available-for-Sale Market Value
Due in one year or less	22,823
Due after one year through five years	551,229
Due after five years through ten years	169,305
Due after ten years	288,739
Available-for-Sale Market Value	$ 1,032,096	$ 1,441,846

INVESTMENTS - Age of Gross Unrealized Losses and Associated Fair Value by Investment Category (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	$ 280,435	$ 353,016
Less than 12 Months Unrealized Loss	(1,895)	(2,024)
12 Months or More Fair Value	25,513	31,857
12 Months or More Unrealized Loss	(405)	(98)
Total Fair Value	305,948	384,873
Total Unrealized Loss	(2,300)	(2,122)
Securities of U.S. government agencies and corporations
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	0
Less than 12 Months Unrealized Loss	0
12 Months or More Fair Value	0
12 Months or More Unrealized Loss	0
Total Fair Value	0
Total Unrealized Loss	0
Mortgage-backed securities
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	240,641	343,883
Less than 12 Months Unrealized Loss	(1,635)	(1,938)
12 Months or More Fair Value	25,513	29,562
12 Months or More Unrealized Loss	(405)	(93)
Total Fair Value	266,154	373,445
Total Unrealized Loss	(2,040)	(2,031)
Obligations of state and other political subdivisions
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	21,341	0
Less than 12 Months Unrealized Loss	(96)	0
12 Months or More Fair Value	0	2,278
12 Months or More Unrealized Loss	0	(5)
Total Fair Value	21,341	2,278
Total Unrealized Loss	(96)	(5)
Asset-backed Securities [Member]
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	9,999
Less than 12 Months Unrealized Loss	(1)
12 Months or More Fair Value	0
12 Months or More Unrealized Loss	0
Total Fair Value	9,999
Total Unrealized Loss	(1)
Other securities
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	8,454	9,133
Less than 12 Months Unrealized Loss	(163)	(86)
12 Months or More Fair Value	0	17
12 Months or More Unrealized Loss	0	0
Total Fair Value	8,454	9,150
Total Unrealized Loss	$ (163)	$ (86)

LOANS (excluding covered loans) - Commercial and Consumer Credit Exposure by Risk Attribute (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Commercial	$ 861,033	$ 856,981
Real Estate - Construction	73,517	114,974
Real Estate - Commercial	1,417,008	1,233,067
Real Estate Residential	318,210	287,980
Installment	56,810	67,543
Home equity	367,500	358,960
Non Covered Loans
Financing Receivable, Recorded Investment [Line Items]
Commercial	861,033	856,981
Real Estate - Construction	73,517	114,974
Real Estate - Commercial	1,417,008	1,233,067
Loans and Leases Rec, Gross, Total Commercial, Consumer RE and Comm Mortgage	2,351,558	2,205,022
Real Estate Residential	318,210	287,980
Installment	56,810	67,543
Home equity	367,500	358,960
Other	84,986	48,942
Total	827,506	763,425
Non Covered Loans | Pass
Financing Receivable, Recorded Investment [Line Items]
Commercial	803,351	799,471
Real Estate - Construction	64,866	89,072
Real Estate - Commercial	1,307,370	1,110,718
Loans and Leases Rec, Gross, Total Commercial, Consumer RE and Comm Mortgage	2,175,587	1,999,261
Non Covered Loans | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Commercial	29,663	37,547
Real Estate - Construction	65	1,751
Real Estate - Commercial	38,516	28,994
Loans and Leases Rec, Gross, Total Commercial, Consumer RE and Comm Mortgage	68,244	68,292
Non Covered Loans | Substandard
Financing Receivable, Recorded Investment [Line Items]
Commercial	28,019	19,435
Real Estate - Construction	8,586	24,151
Real Estate - Commercial	71,122	93,355
Loans and Leases Rec, Gross, Total Commercial, Consumer RE and Comm Mortgage	107,727	136,941
Non Covered Loans | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Commercial	0	528
Real Estate - Construction	0	0
Real Estate - Commercial	0	0
Loans and Leases Rec, Gross, Total Commercial, Consumer RE and Comm Mortgage	0	528
Non Covered Loans | Performing
Financing Receivable, Recorded Investment [Line Items]
Real Estate Residential	310,341	279,958
Installment	56,358	67,136
Home equity	364,248	356,887
Other	84,490	48,942
Total	815,437	752,923
Non Covered Loans | Nonperforming
Financing Receivable, Recorded Investment [Line Items]
Real Estate Residential	7,869	8,022
Installment	452	407
Home equity	3,252	2,073
Other	496	0
Total	$ 12,069	$ 10,502

LOANS (excluding covered loans) - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gain (loss) on sale of other real estate owned	$ (3,250)	$ (3,971)	$ (1,163)
Non Covered Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Write down of other real estate owned	2,579	4,370	899
Commercial | Non Covered Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Write down of other real estate owned	$ 2,290	$ 4,042	$ 727

LOANS (excluding covered loans) - Loan Delinquency, including Nonaccrual Loans (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans, excluding covered loans	$ 3,179,064,000	$ 2,968,447,000	$ 2,816,093,000
Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans, excluding covered loans	861,033,000	856,981,000	800,253,000
Real estate-construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans, excluding covered loans	73,517,000	114,974,000	163,543,000
Real estate-commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans, excluding covered loans	1,417,008,000	1,233,067,000	1,139,931,000
Real estate-residential
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans, excluding covered loans	318,210,000	287,980,000	269,173,000
Installment
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans, excluding covered loans	56,810,000	67,543,000	69,711,000
Home equity
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans, excluding covered loans	367,500,000	358,960,000	341,310,000
All other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans, excluding covered loans	84,986,000	48,942,000	32,172,000
Non Covered Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	12,367,000	18,789,000
60 - 89 days past due	5,411,000	2,964,000
> 90 days past due	41,660,000	50,326,000
Total Past due	59,438,000	72,079,000
Current	3,119,626,000	2,896,368,000
Total loans, excluding covered loans	3,179,064,000	2,968,447,000
> 90 days past due and still accruing	212,000	191,000
Non Covered Loans | Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	1,770,000	2,964,000
60 - 89 days past due	832,000	96,000
> 90 days past due	4,197,000	7,473,000
Total Past due	6,799,000	10,533,000
Current	854,234,000	846,448,000
Total loans, excluding covered loans	861,033,000	856,981,000
> 90 days past due and still accruing	0	0
Non Covered Loans | Real estate-construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	0	47,000
60 - 89 days past due	0	0
> 90 days past due	892,000	17,004,000
Total Past due	892,000	17,051,000
Current	72,625,000	97,923,000
Total loans, excluding covered loans	73,517,000	114,974,000
> 90 days past due and still accruing	0	0
Non Covered Loans | Real estate-commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	2,549,000	4,940,000
60 - 89 days past due	1,931,000	2,102,000
> 90 days past due	27,966,000	16,654,000
Total Past due	32,446,000	23,696,000
Current	1,384,562,000	1,209,371,000
Total loans, excluding covered loans	1,417,008,000	1,233,067,000
> 90 days past due and still accruing	0	0
Non Covered Loans | Residential Mortgage [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	6,071,000	8,602,000
60 - 89 days past due	1,463,000	236,000
> 90 days past due	6,113,000	7,012,000
Total Past due	13,647,000	15,850,000
Current	304,563,000	272,130,000
Total loans, excluding covered loans	318,210,000	287,980,000
> 90 days past due and still accruing	0	0
Non Covered Loans | Installment
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	280,000	437,000
60 - 89 days past due	148,000	53,000
> 90 days past due	344,000	355,000
Total Past due	772,000	845,000
Current	56,038,000	66,698,000
Total loans, excluding covered loans	56,810,000	67,543,000
> 90 days past due and still accruing	0	0
Non Covered Loans | Home equity
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	1,311,000	1,304,000
60 - 89 days past due	869,000	246,000
> 90 days past due	1,440,000	1,637,000
Total Past due	3,620,000	3,187,000
Current	363,880,000	355,773,000
Total loans, excluding covered loans	367,500,000	358,960,000
> 90 days past due and still accruing	0	0
Non Covered Loans | All other
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	386,000	495,000
60 - 89 days past due	168,000	231,000
> 90 days past due	708,000	191,000
Total Past due	1,262,000	917,000
Current	83,724,000	48,025,000
Total loans, excluding covered loans	84,986,000	48,942,000
> 90 days past due and still accruing	$ 212,000	$ 191,000

LOANS (excluding covered loans) - Restructured Loans (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 days loans		Dec. 31, 2011 loans		Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Impaired, Commitment to Lend	$ 3,500,000		$ 0
Non Covered Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of Restructured Loans	145		78
Restructured loans, Number of Loans	95		33
Restructured loans, Restructured loans, Pre-Modification Loan Balance	22,298,000		9,124,000
Restructured loans, Period End Balance	16,582,000		9,042,000
Extended Maturities	8,838,000	[1]	3,539,000	[1]
Adjusted Interest Rates	220,000	[1]	338,000	[1]
Combined Rate And Maturity	1,403,000	[1]	1,487,000	[1]
Forebearance Agreements	3,261,000	[1]	3,563,000	[1]
Other	2,860,000	[1],[2]	115,000	[1],[2]
Total	16,582,000	[1]	9,042,000	[1]
Restructured loans with payment default within 12 months of modification, Number of Loans	6		6
Restructured loans with payment default within 12 months of modification, Period End Balance	2,714,000		8,758,000
Total restructured loans	24,967,000		22,080,000		17,613,000
Restructured loans on accrual status	10,856,000		4,009,000		3,508,000
Restructured loans on nonaccrual status	14,111,000		18,071,000		14,105,000
Allowance for loan and lease losses lncluded in reserves for restructured loans	3,000,000		4,300,000
Restructured loans uncollectible portion written off	7,200,000		3,000,000
Accruing TDRs performing in accordance with restructured terms for more than one year	2,700,000		1,300,000
Restructured loans performance threshold (days)	90
Non Covered Loans | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured loans, Number of Loans	23		4
Restructured loans, Restructured loans, Pre-Modification Loan Balance	8,955,000		2,675,000
Restructured loans, Period End Balance	7,050,000		2,673,000
Restructured loans with payment default within 12 months of modification, Number of Loans	2		0
Restructured loans with payment default within 12 months of modification, Period End Balance	1,646,000		0
Non Covered Loans | Real estate-construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured loans, Number of Loans	0		1
Restructured loans, Restructured loans, Pre-Modification Loan Balance	0		1,193,000
Restructured loans, Period End Balance	0		1,193,000
Restructured loans with payment default within 12 months of modification, Number of Loans	1		1
Restructured loans with payment default within 12 months of modification, Period End Balance	301,000		6,229,000
Non Covered Loans | Real estate-commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured loans, Number of Loans	28		9
Restructured loans, Restructured loans, Pre-Modification Loan Balance	11,018,000		3,251,000
Restructured loans, Period End Balance	7,201,000		3,150,000
Restructured loans with payment default within 12 months of modification, Number of Loans	3		3
Restructured loans with payment default within 12 months of modification, Period End Balance	767,000		2,274,000
Non Covered Loans | Residential Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured loans, Number of Loans	22		16
Restructured loans, Restructured loans, Pre-Modification Loan Balance	1,572,000		1,790,000
Restructured loans, Period End Balance	1,578,000		1,811,000
Restructured loans with payment default within 12 months of modification, Number of Loans	0		2
Restructured loans with payment default within 12 months of modification, Period End Balance	0		255,000
Non Covered Loans | Installment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured loans, Number of Loans	0		2
Restructured loans, Restructured loans, Pre-Modification Loan Balance	0		114,000
Restructured loans, Period End Balance	0		114,000
Restructured loans with payment default within 12 months of modification, Number of Loans	0		0
Restructured loans with payment default within 12 months of modification, Period End Balance	0		0
Non Covered Loans | Home equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured loans, Number of Loans	22		1
Restructured loans, Restructured loans, Pre-Modification Loan Balance	753,000		101,000
Restructured loans, Period End Balance	753,000		101,000
Restructured loans with payment default within 12 months of modification, Number of Loans	0		0
Restructured loans with payment default within 12 months of modification, Period End Balance	0		0
Non Covered Loans | Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured loan relationships review threshold	100,000
Commercial Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured loan relationships review threshold	$ 250,000

[1]	Balances are as of year end.
[2]	Other includes covenant modifications and other concessions or combination of concessions that do not consist of interest rate adjustments, forbearance, and maturity extensions.

LOANS (excluding covered loans) - Nonaccrual, Restructured and Impaired Loans (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest included in income
Loans and Leases Receivable-Nonaccrual, future commitment to lend	$ 3,489	$ 0	$ 77
Non Covered Loans
Financing Receivable, Modifications [Line Items]
Nonaccrual loans	50,930	54,299	62,302
Restructured loans - accrual status	10,856	4,009	3,508
Restructured loans - nonaccrual status	14,111	18,071	14,105
Total restructured loans	24,967	22,080	17,613
Total impaired loans	75,897	76,379	79,915
Interest income effect
Gross amount of interest that would have been recorded under original terms	4,842	5,500	5,462
Interest included in income
Nonaccrual loans	508	468	1,772
Restructured loans	617	299	521
Total interest included in income	1,125	767	2,293
Net impact on interest income	3,717	4,733	3,169
Non Covered Loans | Commercial
Financing Receivable, Modifications [Line Items]
Nonaccrual loans	10,562	7,809	13,729
Total impaired loans	18,521	10,482	13,729
Non Covered Loans | Real estate-construction
Financing Receivable, Modifications [Line Items]
Nonaccrual loans	950	10,005	12,921
Total impaired loans	2,102	17,387	19,332
Non Covered Loans | Real estate-commercial
Financing Receivable, Modifications [Line Items]
Nonaccrual loans	31,002	28,349	28,342
Total impaired loans	39,796	34,520	34,124
Non Covered Loans | Residential Mortgage [Member]
Financing Receivable, Modifications [Line Items]
Nonaccrual loans	5,045	5,692	4,607
Total impaired loans	11,178	11,331	10,027
Non Covered Loans | Installment
Financing Receivable, Modifications [Line Items]
Nonaccrual loans	376	371	150
Total impaired loans	452	485	150
Non Covered Loans | Home equity
Financing Receivable, Modifications [Line Items]
Nonaccrual loans	2,499	2,073	2,553
Total impaired loans	3,352	2,174	2,553
Non Covered Loans | Other Loans [Member]
Financing Receivable, Modifications [Line Items]
Nonaccrual loans	496	0	0
Total impaired loans	$ 496

LOANS (excluding covered loans) - Investment in Impaired Loans (Detail) (Non Covered Loans, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Impaired [Line Items]
Recorded Investment	$ 75,897	$ 76,379	$ 79,915
Contractual Principal Balance	89,728	101,881	100,511
Related Allowance	9,528	12,539	10,416
Average Recorded Investment	78,426	77,465	78,219
Interest Income Recognized	1,125	767	2,293
Commercial Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	18,521	10,482	13,729
Contractual Principal Balance	21,521	12,654	18,098
Related Allowance	1,151	3,205	2,017
Average Recorded Investment	14,687	11,020	17,855
Interest Income Recognized	376	77	305
Real estate-construction
Financing Receivable, Impaired [Line Items]
Recorded Investment	2,102	17,387	19,332
Contractual Principal Balance	2,840	25,034	26,719
Related Allowance	838	2,578	3,716
Average Recorded Investment	8,890	19,388	20,998
Interest Income Recognized	96	94	476
Real estate-commercial
Financing Receivable, Impaired [Line Items]
Recorded Investment	39,796	34,520	34,124
Contractual Principal Balance	47,262	49,075	41,459
Related Allowance	7,155	6,441	4,347
Average Recorded Investment	41,053	33,790	27,504
Interest Income Recognized	512	474	1,196
Residential Mortgage [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	11,178	11,331	10,027
Contractual Principal Balance	12,820	12,285	10,711
Related Allowance	290	313	336
Average Recorded Investment	10,741	10,478	9,338
Interest Income Recognized	119	103	236
Installment
Financing Receivable, Impaired [Line Items]
Recorded Investment	452	485	150
Contractual Principal Balance	556	526	179
Related Allowance	0	0	0
Average Recorded Investment	452	371	336
Interest Income Recognized	2	6	6
Home equity
Financing Receivable, Impaired [Line Items]
Recorded Investment	3,352	2,174	2,553
Contractual Principal Balance	4,233	2,307	3,345
Related Allowance	2	2	0
Average Recorded Investment	2,504	2,418	2,188
Interest Income Recognized	20	13	74
Other Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	496
Contractual Principal Balance	496
Related Allowance	92	0	0
Average Recorded Investment	99
Interest Income Recognized	0
Impaired Financing Receivables With Related Allowance [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	3,560	4,131	4,354
Contractual Principal Balance	4,252	4,267	6,090
Related Allowance	1,151	3,205	2,017
Average Recorded Investment	5,350	3,683	10,423
Interest Income Recognized	161	15	77
Impaired Financing Receivables With Related Allowance [Member] | Real estate-construction
Financing Receivable, Impaired [Line Items]
Recorded Investment	1,640	11,098	14,407
Contractual Principal Balance	2,168	13,905	18,261
Related Allowance	838	2,578	3,716
Average Recorded Investment	5,033	13,731	11,063
Interest Income Recognized	81	92	378
Impaired Financing Receivables With Related Allowance [Member] | Real estate-commercial
Financing Receivable, Impaired [Line Items]
Recorded Investment	24,014	19,521	16,693
Contractual Principal Balance	25,684	26,357	19,799
Related Allowance	7,155	6,441	4,347
Average Recorded Investment	25,499	15,484	13,391
Interest Income Recognized	235	225	392
Impaired Financing Receivables With Related Allowance [Member] | Residential Mortgage [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	1,956	2,692	4,173
Contractual Principal Balance	2,003	2,705	4,264
Related Allowance	290	313	336
Average Recorded Investment	2,278	3,630	2,727
Interest Income Recognized	38	37	152
Impaired Financing Receivables With Related Allowance [Member] | Installment
Financing Receivable, Impaired [Line Items]
Recorded Investment	0	0
Contractual Principal Balance	0	0
Related Allowance	0	0
Average Recorded Investment	0	15
Interest Income Recognized	0	1
Impaired Financing Receivables With Related Allowance [Member] | Home equity
Financing Receivable, Impaired [Line Items]
Recorded Investment	101	101
Contractual Principal Balance	101	101
Related Allowance	2	2
Average Recorded Investment	81	81
Interest Income Recognized	1	3
Impaired Financing Receivables With Related Allowance [Member] | Other Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	170
Contractual Principal Balance	170
Related Allowance	92
Average Recorded Investment	34
Interest Income Recognized	0
Loans with no related allowance recorded [member] | Commercial Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	14,961	6,351	9,375
Contractual Principal Balance	17,269	8,387	12,008
Related Allowance	0	0	0
Average Recorded Investment	9,337	7,337	7,432
Interest Income Recognized	215	62	228
Loans with no related allowance recorded [member] | Real estate-construction
Financing Receivable, Impaired [Line Items]
Recorded Investment	462	6,289	4,925
Contractual Principal Balance	672	11,129	8,458
Related Allowance	0	0	0
Average Recorded Investment	3,857	5,657	9,935
Interest Income Recognized	15	2	98
Loans with no related allowance recorded [member] | Real estate-commercial
Financing Receivable, Impaired [Line Items]
Recorded Investment	15,782	14,999	17,431
Contractual Principal Balance	21,578	22,718	21,660
Related Allowance	0	0	0
Average Recorded Investment	15,554	18,306	14,113
Interest Income Recognized	277	249	804
Loans with no related allowance recorded [member] | Residential Mortgage [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	9,222	8,639	5,854
Contractual Principal Balance	10,817	9,580	6,447
Related Allowance	0	0	0
Average Recorded Investment	8,463	6,848	6,611
Interest Income Recognized	81	66	84
Loans with no related allowance recorded [member] | Installment
Financing Receivable, Impaired [Line Items]
Recorded Investment	452	485	150
Contractual Principal Balance	556	526	179
Related Allowance	0	0	0
Average Recorded Investment	452	356	336
Interest Income Recognized	2	5	6
Loans with no related allowance recorded [member] | Home equity
Financing Receivable, Impaired [Line Items]
Recorded Investment	3,251	2,073	2,553
Contractual Principal Balance	4,132	2,206	3,345
Related Allowance	0	0	0
Average Recorded Investment	2,423	2,337	2,188
Interest Income Recognized	19	10	74
Loans with no related allowance recorded [member] | Other Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	326
Contractual Principal Balance	326
Related Allowance	0
Average Recorded Investment	65
Interest Income Recognized	$ 0

LOANS (excluding covered loans) - Changes in Other Real Estate Owned (Detail) (Non Covered Loans, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period	$ 11,317	$ 17,907	$ 4,145
Additions	9,281	4,232	18,650
Disposals	5,493	6,452	3,989
Write-downs	2,579	4,370	899
Balance at end of period	12,526	11,317	17,907
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Additions	6,741	1,328	17,520
Disposals	3,572	3,916	2,315
Write-downs	2,290	4,042	727
Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Additions	2,540	2,904	1,130
Disposals	1,921	2,536	1,674
Write-downs	$ 289	$ 328	$ 172

LOANS (covered) - Additional Information (Detail) (Covered Loans, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Reclassification from non-accretable difference	$ 29,606,000	$ 39,079,000	$ 97,808,000
Loans, Federal Deposit Insurance Corporation Reimbursement Percentage on Losses Below Threshold	80.00%
Loans, Federal Deposit Insurance Corporation Reimbursement Percentage on Losses Above Threshold	95.00%
Loans Accounted for Under FASB ASC Topic 310-30
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding balance including contractual principal, interest, fees, and penalties	$ 1,100,000,000	$ 1,600,000,000

LOANS (covered) - Carrying Value of Purchased Impaired and Nonimpaired Loans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Purchased Loans	$ 748,116	$ 1,053,244
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Purchased Loans	102,126	195,892
Real estate-construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Purchased Loans	10,631	17,120
Real estate-commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Purchased Loans	465,555	637,044
Real estate-residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Purchased Loans	100,694	121,117
Installment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Purchased Loans	8,674	13,176
Home equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Purchased Loans	57,458	64,978
All other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Purchased Loans	2,978	3,917
Loans Accounted for Under FASB ASC Topic 310-30
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Purchased Loans	674,157	964,388
Loans Accounted for Under FASB ASC Topic 310-30 | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Purchased Loans	94,775	182,625
Loans Accounted for Under FASB ASC Topic 310-30 | Real estate-construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Purchased Loans	10,631	17,120
Loans Accounted for Under FASB ASC Topic 310-30 | Real estate-commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Purchased Loans	458,066	627,257
Loans Accounted for Under FASB ASC Topic 310-30 | Real estate-residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Purchased Loans	100,694	121,117
Loans Accounted for Under FASB ASC Topic 310-30 | Installment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Purchased Loans	7,911	12,123
Loans Accounted for Under FASB ASC Topic 310-30 | Home equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Purchased Loans	2,080	4,146
Loans Accounted for Under FASB ASC Topic 310-30 | All other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Purchased Loans	0	0
Loans Excluded from FASB ASC Topic 310-30
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Purchased Loans	73,959	88,856
Loans Excluded from FASB ASC Topic 310-30 | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Purchased Loans	7,351	13,267
Loans Excluded from FASB ASC Topic 310-30 | Real estate-construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Purchased Loans	0	0
Loans Excluded from FASB ASC Topic 310-30 | Real estate-commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Purchased Loans	7,489	9,787
Loans Excluded from FASB ASC Topic 310-30 | Real estate-residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Purchased Loans	0	0
Loans Excluded from FASB ASC Topic 310-30 | Installment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Purchased Loans	763	1,053
Loans Excluded from FASB ASC Topic 310-30 | Home equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Purchased Loans	55,378	60,832
Loans Excluded from FASB ASC Topic 310-30 | All other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Purchased Loans	$ 2,978	$ 3,917

LOANS (covered) - Carrying Amount of Accretable Yield for Purchased Impaired and Nonimpaired Loans (Detail) (Covered Loans, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Covered Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period	$ 344,410		$ 509,945		$ 623,669
Reclassification from non-accretable difference	29,606		39,079		97,808
Accretion	(91,485)		(125,524)		(139,356)
Other net activity	(57,837)	[1]	(79,090)	[1]	(72,176)	[1]
Balance at end of period	$ 224,694		$ 344,410		$ 509,945

[1]	Includes the impact of loan repayments and charge-offs.

LOANS (covered) - Covered Loan Delinquency, Excluding Loans Accounted for Under FASB ASC Topic 310-30 (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	$ 748,116,000	$ 1,053,244,000
Loans Excluded from FASB ASC Topic 310-30
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	73,959,000	88,856,000
Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	102,126,000	195,892,000
Commercial | Loans Excluded from FASB ASC Topic 310-30
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	7,351,000	13,267,000
Real estate-commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	465,555,000	637,044,000
Real estate-commercial | Loans Excluded from FASB ASC Topic 310-30
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	7,489,000	9,787,000
Installment
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	8,674,000	13,176,000
Installment | Loans Excluded from FASB ASC Topic 310-30
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	763,000	1,053,000
Home equity
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	57,458,000	64,978,000
Home equity | Loans Excluded from FASB ASC Topic 310-30
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	55,378,000	60,832,000
All other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	2,978,000	3,917,000
All other | Loans Excluded from FASB ASC Topic 310-30
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	2,978,000	3,917,000
Covered Loans | Loans Excluded from FASB ASC Topic 310-30
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	794,000	1,611,000
60 - 89 days past due	1,619,000	311,000
> 90 days past due	9,721,000	10,164,000
Total Past due	12,134,000	12,086,000
Current	61,825,000	76,770,000
Total	73,959,000	88,856,000
> 90 days past due and still accruing	31,000	107,000
Covered Loans | Commercial | Loans Excluded from FASB ASC Topic 310-30
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	351,000	73,000
60 - 89 days past due	148,000	294,000
> 90 days past due	3,781,000	6,490,000
Total Past due	4,280,000	6,857,000
Current	3,071,000	6,410,000
Total	7,351,000	13,267,000
> 90 days past due and still accruing	0	0
Covered Loans | Real estate-commercial | Loans Excluded from FASB ASC Topic 310-30
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	138,000	184,000
60 - 89 days past due	1,149,000	0
> 90 days past due	2,201,000	1,870,000
Total Past due	3,488,000	2,054,000
Current	4,001,000	7,733,000
Total	7,489,000	9,787,000
> 90 days past due and still accruing	0	0
Covered Loans | Installment | Loans Excluded from FASB ASC Topic 310-30
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	0	0
60 - 89 days past due	0	0
> 90 days past due	0	0
Total Past due	0	0
Current	763,000	1,053,000
Total	763,000	1,053,000
> 90 days past due and still accruing	0	0
Covered Loans | Home equity | Loans Excluded from FASB ASC Topic 310-30
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	286,000	1,344,000
60 - 89 days past due	296,000	11,000
> 90 days past due	3,697,000	1,679,000
Total Past due	4,279,000	3,034,000
Current	51,099,000	57,798,000
Total	55,378,000	60,832,000
> 90 days past due and still accruing	0	0
Covered Loans | All other | Loans Excluded from FASB ASC Topic 310-30
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	19,000	10,000
60 - 89 days past due	26,000	6,000
> 90 days past due	42,000	125,000
Total Past due	87,000	141,000
Current	2,891,000	3,776,000
Total	2,978,000	3,917,000
> 90 days past due and still accruing	$ 31,000	$ 107,000

LOANS (covered) - Covered Nonaccrual Loans (Detail) (Covered Loans, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Modifications [Line Items]
Nonaccrual loans	$ 11,722	$ 11,160	$ 19,755
Interest income effect
Gross amount of interest that would have been recorded under original terms	673	1,020	1,453
Interest included in income	85	58	398
Net impact on interest income	588	962	1,055
Commercial
Financing Receivable, Modifications [Line Items]
Nonaccrual loans	4,498	7,203	16,190
Real estate-commercial
Financing Receivable, Modifications [Line Items]
Nonaccrual loans	2,986	2,192	2,074
Home equity
Financing Receivable, Modifications [Line Items]
Nonaccrual loans	4,227	1,747	1,491
All other
Financing Receivable, Modifications [Line Items]
Nonaccrual loans	$ 11	$ 18	$ 0

LOANS (covered) - Investment in Covered Impaired Loans, excluding Loans Accounted for under FASB ASC Topic 310-30 (Detail) (Loans with no related allowance recorded [member], Covered Loans, Loans Excluded from FASB ASC Topic 310-30, USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Impaired [Line Items]
Recorded Investment	$ 11,722	$ 11,160	$ 19,755
Unpaid Principal Balance	13,147	17,050	26,895
Related Allowance	0	0	0
Average Recorded Investment	8,698	13,945	18,086
Interest Income Recognized	85	58	398
Commercial Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	4,498	7,203	16,190
Unpaid Principal Balance	4,660	10,152	18,346
Related Allowance	0	0	0
Average Recorded Investment	4,526	9,873	12,324
Interest Income Recognized	62	47	316
Real estate-commercial
Financing Receivable, Impaired [Line Items]
Recorded Investment	2,986	2,192	2,074
Unpaid Principal Balance	3,216	4,002	5,412
Related Allowance	0	0	0
Average Recorded Investment	2,153	2,504	3,910
Interest Income Recognized	18	5	14
Installment
Financing Receivable, Impaired [Line Items]
Recorded Investment			0
Unpaid Principal Balance			0
Related Allowance			0
Average Recorded Investment			255
Interest Income Recognized			0
Home equity
Financing Receivable, Impaired [Line Items]
Recorded Investment	4,227	1,747	1,491
Unpaid Principal Balance	5,260	2,878	3,137
Related Allowance	0	0	0
Average Recorded Investment	2,006	1,559	1,597
Interest Income Recognized	5	6	68
Other Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	11	18
Unpaid Principal Balance	11	18
Related Allowance	0	0
Average Recorded Investment	13	9
Interest Income Recognized	$ 0	$ 0

LOANS (covered) - Covered Commercial and Consumer Credit Exposure by Risk Attribute (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Commercial	$ 861,033	$ 856,981
Real Estate - Construction	73,517	114,974
Real Estate - Commercial	1,417,008	1,233,067
Real Estate Residential	318,210	287,980
Installment	56,810	67,543
Home equity	367,500	358,960
Covered Loans
Financing Receivable, Recorded Investment [Line Items]
Commercial	102,126	195,892
Real Estate - Construction	10,631	17,120
Real Estate - Commercial	465,555	637,044
Loans and Leases Rec, Gross, Total Commercial, Consumer RE and Comm Mortgage	578,312	850,056
Real Estate Residential	100,694	121,117
Installment	8,674	13,176
Home equity	57,458	64,978
Other	2,978	3,917
Total	169,804	203,188
Covered Loans | Pass
Financing Receivable, Recorded Investment [Line Items]
Commercial	48,213	113,201
Real Estate - Construction	2,304	2,506
Real Estate - Commercial	213,143	340,889
Loans and Leases Rec, Gross, Total Commercial, Consumer RE and Comm Mortgage	263,660	456,596
Covered Loans | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Commercial	16,293	22,468
Real Estate - Construction	7	3,597
Real Estate - Commercial	70,894	63,880
Loans and Leases Rec, Gross, Total Commercial, Consumer RE and Comm Mortgage	87,194	89,945
Covered Loans | Substandard
Financing Receivable, Recorded Investment [Line Items]
Commercial	35,596	52,103
Real Estate - Construction	8,320	11,017
Real Estate - Commercial	181,345	230,870
Loans and Leases Rec, Gross, Total Commercial, Consumer RE and Comm Mortgage	225,261	293,990
Covered Loans | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Commercial	2,024	8,120
Real Estate - Construction	0	0
Real Estate - Commercial	173	1,405
Loans and Leases Rec, Gross, Total Commercial, Consumer RE and Comm Mortgage	2,197	9,525
Covered Loans | Performing
Financing Receivable, Recorded Investment [Line Items]
Real Estate Residential	100,694	121,117
Installment	8,674	13,176
Home equity	53,231	63,231
Other	2,967	3,899
Total	165,566	201,423
Covered Loans | Nonperforming
Financing Receivable, Recorded Investment [Line Items]
Real Estate Residential	0	0
Installment	0	0
Home equity	4,227	1,747
Other	11	18
Total	$ 4,238	$ 1,765

LOANS (covered) - Changes in Covered Other Real Estate Owned (Detail) (Covered Loans, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period	$ 44,818	$ 35,257	$ 12,916
Additions	20,675	49,633	32,064
Disposals	29,864	34,542	9,280
Write-downs	6,767	5,530	443
Balance at end of period	28,862	44,818	35,257
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Additions	16,759	46,880	22,237
Disposals	27,044	26,693	4,744
Write-downs	5,872	4,407	414
Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Additions	3,916	2,753	9,827
Disposals	2,820	7,849	4,536
Write-downs	$ 895	$ 1,123	$ 29

ALLOWANCE FOR LOAN AND LEASE LOSSES - Changes in the Allowance for Loan and Lease Losses for the Previous Three Years (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Receivables [Abstract]
Balance at beginning of period	$ 52,576	$ 57,235	$ 59,311
Provision for loan and lease losses - uncovered	19,117	19,210	33,564
Loans charged off	(25,312)	(25,798)	(38,351)
Recoveries	1,396	1,929	2,711
Balance at end of period	$ 47,777	$ 52,576	$ 57,235

ALLOWANCE FOR LOAN AND LEASE LOSSES - Changes in the Allowance for Loan and Lease Losses (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for loan and lease losses:
Balance at beginning of period	$ 52,576	$ 57,235	$ 59,311
Provision for loan and lease losses	19,117	19,210	33,564
Gross charge-offs	25,312	25,798	38,351
Recoveries	1,396	1,929	2,711
Balance at end of period	47,777	52,576	57,235
Loans and Leases:
Loans and Leases Receivable, Net of Deferred Income	3,179,064	2,968,447	2,816,093
Non Covered Loans
Allowance for loan and lease losses:
Balance at beginning of period	52,576	57,235	59,311
Provision for loan and lease losses	19,117	19,210	33,564
Gross charge-offs	25,312	25,798	38,351
Recoveries	1,396	1,929	2,711
Total net charge-offs	23,916	23,869	35,640
Balance at end of period	47,777	52,576	57,235
Ending allowance on loans individually evaluated for impairment	9,528	12,539	10,416
Ending allowance on loans collectively evaluated for impairment	38,249	40,037	46,819
Impaired Financing Receivable, Related Allowance	47,777	52,576	57,235
Loans and Leases:
Ending balance of loans individually evaluated for impairment	57,360	60,277	68,149
Ending balance of loans collectively evaluated for impairment	3,121,704	2,908,170	2,747,944
Loans and Leases Receivable, Net of Deferred Income	3,179,064	2,968,447
Commercial
Loans and Leases:
Loans and Leases Receivable, Net of Deferred Income	861,033	856,981	800,253
Commercial | Non Covered Loans
Allowance for loan and lease losses:
Balance at beginning of period	10,289	10,138	18,590
Provision for loan and lease losses	1,556	2,825	4,252
Gross charge-offs	4,312	3,436	13,324
Recoveries	393	762	620
Total net charge-offs	3,919	2,674	12,704
Balance at end of period	7,926	10,289	10,138
Ending allowance on loans individually evaluated for impairment	1,151	3,205	2,017
Ending allowance on loans collectively evaluated for impairment	6,775	7,084	8,121
Impaired Financing Receivable, Related Allowance	7,926	10,289	10,138
Loans and Leases:
Ending balance of loans individually evaluated for impairment	16,661	8,351	12,175
Ending balance of loans collectively evaluated for impairment	844,372	848,630	788,078
Loans and Leases Receivable, Net of Deferred Income	861,033	856,981
Real estate-construction
Loans and Leases:
Loans and Leases Receivable, Net of Deferred Income	73,517	114,974	163,543
Real estate-construction | Non Covered Loans
Allowance for loan and lease losses:
Balance at beginning of period	4,424	8,326	8,143
Provision for loan and lease losses	1,528	2,345	8,778
Gross charge-offs	2,684	6,279	8,619
Recoveries	0	32	24
Total net charge-offs	2,684	6,247	8,595
Balance at end of period	3,268	4,424	8,326
Ending allowance on loans individually evaluated for impairment	838	2,578	3,716
Ending allowance on loans collectively evaluated for impairment	2,430	1,846	4,610
Impaired Financing Receivable, Related Allowance	3,268	4,424	8,326
Loans and Leases:
Ending balance of loans individually evaluated for impairment	2,076	17,387	19,294
Ending balance of loans collectively evaluated for impairment	71,441	97,587	144,249
Loans and Leases Receivable, Net of Deferred Income	73,517	114,974
Real estate-commercial
Loans and Leases:
Loans and Leases Receivable, Net of Deferred Income	1,417,008	1,233,067	1,139,931
Real estate-commercial | Non Covered Loans
Allowance for loan and lease losses:
Balance at beginning of period	18,228	14,917	15,190
Provision for loan and lease losses	16,670	13,384	6,836
Gross charge-offs	11,012	10,382	8,191
Recoveries	265	309	1,082
Total net charge-offs	10,747	10,073	7,109
Balance at end of period	24,151	18,228	14,917
Ending allowance on loans individually evaluated for impairment	7,155	6,441	4,347
Ending allowance on loans collectively evaluated for impairment	16,996	11,787	10,570
Impaired Financing Receivable, Related Allowance	24,151	18,228	14,917
Loans and Leases:
Ending balance of loans individually evaluated for impairment	35,422	30,708	31,260
Ending balance of loans collectively evaluated for impairment	1,381,586	1,202,359	1,108,671
Loans and Leases Receivable, Net of Deferred Income	1,417,008	1,233,067
Real estate-residential
Loans and Leases:
Loans and Leases Receivable, Net of Deferred Income	318,210	287,980	269,173
Real estate-residential | Non Covered Loans
Allowance for loan and lease losses:
Balance at beginning of period	4,994	8,907	5,308
Provision for loan and lease losses	346	(2,407)	5,268
Gross charge-offs	1,814	1,551	1,693
Recoveries	73	45	24
Total net charge-offs	1,741	1,506	1,669
Balance at end of period	3,599	4,994	8,907
Ending allowance on loans individually evaluated for impairment	290	313	336
Ending allowance on loans collectively evaluated for impairment	3,309	4,681	8,571
Impaired Financing Receivable, Related Allowance	3,599	4,994	8,907
Loans and Leases:
Ending balance of loans individually evaluated for impairment	2,604	3,730	5,420
Ending balance of loans collectively evaluated for impairment	315,606	284,250	263,753
Installment
Loans and Leases:
Loans and Leases Receivable, Net of Deferred Income	56,810	67,543	69,711
Installment | Non Covered Loans
Allowance for loan and lease losses:
Balance at beginning of period	1,659	1,981	2,159
Provision for loan and lease losses	(883)	(159)	457
Gross charge-offs	577	526	1,154
Recoveries	323	363	519
Total net charge-offs	254	163	635
Balance at end of period	522	1,659	1,981
Ending allowance on loans individually evaluated for impairment	0	0	0
Ending allowance on loans collectively evaluated for impairment	522	1,659	1,981
Impaired Financing Receivable, Related Allowance	522	1,659	1,981
Loans and Leases:
Ending balance of loans individually evaluated for impairment	0	0	0
Ending balance of loans collectively evaluated for impairment	56,810	67,543	69,711
Loans and Leases Receivable, Net of Deferred Income	56,810	67,543
Home equity
Loans and Leases:
Loans and Leases Receivable, Net of Deferred Income	367,500	358,960	341,310
Home equity | Non Covered Loans
Allowance for loan and lease losses:
Balance at beginning of period	10,751	10,939	8,063
Provision for loan and lease losses	(2,032)	1,878	6,183
Gross charge-offs	3,661	2,183	3,499
Recoveries	115	117	192
Total net charge-offs	3,546	2,066	3,307
Balance at end of period	5,173	10,751	10,939
Ending allowance on loans individually evaluated for impairment	2	2	0
Ending allowance on loans collectively evaluated for impairment	5,171	10,749	10,939
Impaired Financing Receivable, Related Allowance	5,173	10,751	10,939
Loans and Leases:
Ending balance of loans individually evaluated for impairment	101	101	0
Ending balance of loans collectively evaluated for impairment	367,399	358,859	341,310
Loans and Leases Receivable, Net of Deferred Income	367,500	358,960
All other
Loans and Leases:
Loans and Leases Receivable, Net of Deferred Income	84,986	48,942	32,172
All other | Non Covered Loans
Allowance for loan and lease losses:
Balance at beginning of period	2,231	2,027	1,858
Provision for loan and lease losses	1,932	1,344	1,790
Gross charge-offs	1,252	1,441	1,871
Recoveries	227	301	250
Total net charge-offs	1,025	1,140	1,621
Balance at end of period	3,138	2,231	2,027
Ending allowance on loans individually evaluated for impairment	92	0	0
Ending allowance on loans collectively evaluated for impairment	3,046	2,231	2,027
Impaired Financing Receivable, Related Allowance	3,138	2,231	2,027
Loans and Leases:
Ending balance of loans individually evaluated for impairment	496	0	0
Ending balance of loans collectively evaluated for impairment	84,490	48,942	32,172
Loans and Leases Receivable, Net of Deferred Income	$ 84,986	$ 48,942

ALLOWANCE FOR LOAN AND LEASE LOSSES - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financing Receivable, Allowance for Credit Losses [Line Items]
Provision for loan and lease losses	$ 30,903,000	$ 64,081,000	$ 63,144,000
Net charge-offs	28,500,000	37,700,000	46,700,000
FDIC loss sharing income	35,346,000	60,888,000	51,844,000
Allowance for covered loan losses	45,190,000	42,835,000	16,493,000	0
Commercial Loan [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Restructured loan relationships review threshold	250,000
Covered Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Loss share expenses primarily related to losses on covered OREO	13,200,000	12,800,000	1,500,000
Residential Portfolio Segment [Member] | Non Covered Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Restructured loan relationships review threshold	100,000
Restructured Loans, Loan Relationships, Review Threshold Amount Minimum	$ 100,000

ALLOWANCE FOR LOAN AND LEASE LOSSES - Allowance for Loan and Lease Losses on Covered Loans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financing Receivable, Allowance for Credit Losses [Line Items]
Ending allowance on loans acquired with deteriorated credit quality (ASC 310-30)	$ 45,190	$ 42,835
Ending allowance on acquired loans outside the scope of ASC 310-30	0	0
Ending allowance on covered loans	45,190	42,835	16,493	0
Commercial
Financing Receivable, Allowance for Credit Losses [Line Items]
Ending allowance on loans acquired with deteriorated credit quality (ASC 310-30)	19,136	19,160
Ending allowance on acquired loans outside the scope of ASC 310-30	0	0
Ending allowance on covered loans	19,136	19,160
Real estate-commercial
Financing Receivable, Allowance for Credit Losses [Line Items]
Ending allowance on loans acquired with deteriorated credit quality (ASC 310-30)	22,918	21,930
Ending allowance on acquired loans outside the scope of ASC 310-30	0	0
Ending allowance on covered loans	22,918	21,930
Real estate-residential
Financing Receivable, Allowance for Credit Losses [Line Items]
Ending allowance on loans acquired with deteriorated credit quality (ASC 310-30)	2,599	1,396
Ending allowance on acquired loans outside the scope of ASC 310-30	0	0
Ending allowance on covered loans	2,599	1,396
Installment
Financing Receivable, Allowance for Credit Losses [Line Items]
Ending allowance on loans acquired with deteriorated credit quality (ASC 310-30)	537	349
Ending allowance on acquired loans outside the scope of ASC 310-30	0	0
Ending allowance on covered loans	$ 537	$ 349

ALLOWANCE FOR LOAN AND LEASE LOSSES - Allowance for Loan and Lease Losses on Covered Loans for the Previous Three Years (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Receivables [Abstract]
Balance at beginning of period	$ 42,835	$ 16,493	$ 0
Provision for loan and lease losses	30,903	64,081	63,144
Loans charged-off	(33,907)	(45,604)	(46,992)
Recoveries	5,359	7,865	341
Balance at end of period	$ 45,190	$ 42,835	$ 16,493

PREMISES AND EQUIPMENT - Schedule of Premises and Equipment (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 241,331,000	$ 228,880,000
Less accumulated depreciation and amortization	94,615,000	90,784,000
Total premises and equipment	146,716,000	138,096,000
Operating Leases, Rent Expense	7,500,000	9,500,000	9,200,000
Land and land improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	41,550,000	41,160,000
Buildings [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	107,939,000	104,835,000
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	63,248,000	57,857,000
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	23,941,000	11,526,000
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 4,653,000	$ 13,502,000

PREMISES AND EQUIPMENT - Operating leases (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Operating Leased Assets [Line Items]
2012	$ 7,491
2013	7,126
2014	8,694
2015	5,100
2016	3,680
Thereafter	15,605
Total	$ 47,696

BORROWINGS - Schedule of Short-term Debt (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Short-term Debt [Line Items]
Short-term Debt	$ 624,570	$ 99,431	$ 59,842
Debt Instrument, Interest Rate, Effective Percentage	0.16%	0.10%	0.20%
Short-term debt, rate (as a percent)	0.13%	0.17%	0.20%
Short-term debt, average for the year	198,275	96,060	47,531
Federal Funds Purchased and Securities Sold under Agreements to Repurchase [Member]
Short-term Debt [Line Items]
Short-term Debt	122,570	99,431	59,842
Debt Instrument, Interest Rate, Effective Percentage	0.13%	0.10%	0.20%
Short-term debt, rate (as a percent)	0.08%	0.17%	0.20%
Short-term debt, average for the year	86,980	96,060	47,531
Short-term debt, maximum month-end balances	170,751	105,291	64,995
Federal Home Loan Bank Borrowings [Member]
Short-term Debt [Line Items]
Short-term Debt	502,000	0	0
Debt Instrument, Interest Rate, Effective Percentage	0.17%
Short-term debt, rate (as a percent)	0.17%
Short-term debt, average for the year	111,295	0	0
Short-term debt, maximum month-end balances	$ 502,000	$ 0	$ 0

BORROWINGS - Schedule of Long-term Debt (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Amount
FHLB long-term advances	$ 9,427	$ 11,544
Securities Sold under Agreements to Repurchase	65,000	65,000
Other Long-term Debt	775	0
Total long-term debt	75,202	76,544
Average Rate [Abstract]
Federal Home Loan Bank	3.74%	3.80%
Weighted average rate on repurchase agreements	3.50%	3.50%
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	0.00%	0.00%
Total long-term debt	3.49%	3.55%
Federal Home Loan Bank Advances [Member]
Amount
Total long-term debt	9,427
Maturities of Long-term Debt [Abstract]
2013	28
2014	29
2015	28
2016	29
2017	28
Thereafter	9,285
Securities Sold under Agreements to Repurchase [Member]
Amount
Total long-term debt	65,000
Maturities of Long-term Debt [Abstract]
2013	12,500
2014	27,500
2015	25,000
2016	0
2017	0
Thereafter	$ 0

BORROWINGS Borrowings - - Additional Information (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Securities Sold under Agreements to Repurchase	$ 65,000,000	$ 65,000,000
Assets Sold under Agreements to Repurchase, Interest Rate	3.50%	3.50%
Book value of FHLB collateral	1,600,000,000
Tier One Capital Limitation Percentage	25.00%
Debt Instrument, Unused Borrowing Capacity, Amount	$ 161,100,000
Maximum | Securities Sold under Agreements to Repurchase [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date range, start (in years)	3

INCOME TAXES (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current expense [Abstract]
Federal	$ 45,571	$ 46,270	$ 38,572
State	4,956	6,493	5,590
Total current expense	50,527	52,763	44,162
Deferred (benefit) expense [Abstract]
Federal	(12,499)	(12,836)	(10,170)
State	(1,586)	(1,627)	(1,290)
Total deferred (benefit) expense	(14,085)	(14,463)	(11,460)
Income tax expense	36,442	38,300	32,702
Income Tax Expense (Benefit), Continuing Operations, Income Tax Reconciliation [Abstract]
Income taxes computed at federal statutory rate (35%) on income before income taxes	36,311	36,763	32,183
Tax-exempt income	(626)	(586)	(519)
Bank-owned life insurance	(680)	(612)	(581)
Tax credits	(1,200)	(1,200)	(1,596)
State income taxes, net of federal tax benefit	2,191	3,163	2,795
Other	446	772	420
Income tax expense	36,442	38,300	32,702
Deferred tax assets [Abstract]
Allowance for loan and lease losses	35,107	36,030
Deferred compensation	496	556
Mark to market adjustment on loans and derivatives	128	177
Postretirement benefits other than pension liability	113	141
Accrued stock-based compensation	1,681	1,493
Other reserves	438	219
Other real estate owned write-downs	3,640	1,175
Accrued expenses	4,611	4,521
Other	1,094	1,157
Total deferred tax assets	47,308	45,469
Deferred tax liabilities [Abstract]
Tax depreciation greater than book depreciation	(7,997)	(8,251)
FHLB and FRB stock	(17,060)	(17,060)
Mortgage-servicing rights	(109)	(339)
Leasing activities	(1,919)	(676)
Deferred section 597 gain	(41,614)	(62,421)
Prepaid pension	(5,839)	(1,454)
Intangible assets	(10,214)	(7,536)
Deferred loan fees and costs	(1,737)	(1,472)
Prepaid expenses	(721)	(1,310)
Net unrealized gains on securities available-for-sale and derivatives	(7,682)	(7,687)
Fair value adjustments on acquisitions	(17,181)	(14,945)
Other	(1,803)	(1,278)
Total deferred tax liabilities	(113,876)	(124,429)
Total net deferred tax liability	$ (66,568)	$ (78,960)

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Transactions Pre-tax
Unrealized gain on securities available-for-sale	$ 214	$ 5,792	$ (1,485)
Unrealized loss on derivatives	(229)	628	(2,089)
Unfunded pension obligation	4,495	(20,652)	(46)
Foreign currency translation	25	(588)	446
Total	4,505	(14,820)	(3,174)
Transactions Tax-effect
Unrealized gain on securities available-for-sale	(81)	(2,187)	325
Unrealized loss on derivatives	86	(237)	767
Unfunded pension obligation	(1,697)	7,798	525
Foreign currency translation	0	0	0
Total	(1,692)	5,374	1,617
Transactions Net of tax
Unrealized gain on securities available-for-sale	133	3,605	(1,160)
Unrealized (loss) gain on derivatives	(143)	391	(1,322)
Net amount recognized	(2,798)	12,854	(479)
Foreign currency translation	25	(588)	446
Other comprehensive income (loss)	2,813	(9,446)	(1,557)
Balances Net of tax
Unrealized gain on securities available-for-sale	12,802	12,669	9,064	10,224
Unrealized loss on derivatives	(143)	0	(391)	931
Unfunded pension obligation	(31,338)	(34,136)	(21,282)	(21,761)
Foreign currency translation	2	(23)	565	119
Total	$ (18,677)	$ (21,490)	$ (12,044)	$ (10,487)

CAPITAL - Risk-Based Capital(Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Capital [Abstract]
Capital	$ 686,961	$ 683,255
Capital to Risk Weighted Assets	17.60%	18.74%
Capital Required for Capital Adequacy	312,328	291,632
Capital Required for Capital Adequacy to Risk Weighted Assets	8.00%	8.00%
Tier One Risk Based Capital [Abstract]
Tier One Risk Based Capital	637,176	636,836
Tier One Risk Based Capital to Risk Weighted Assets	16.32%	17.47%
Tier One Risk Based Capital Required for Capital Adequacy	156,164	145,816
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	4.00%	4.00%
Tier One Leverage Capital [Abstract]
Tier One Leverage Capital	637,176	636,836
Tier One Leverage Capital to Average Assets	10.25%	9.87%
Tier One Leverage Capital Required for Capital Adequacy	248,761	258,122
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	4.00%	4.00%
Subsidiaries [Member]
Capital [Abstract]
Capital	586,023	578,042
Capital to Risk Weighted Assets	15.04%	15.89%
Capital Required for Capital Adequacy	311,618	290,992
Capital Required for Capital Adequacy to Risk Weighted Assets	8.00%	8.00%
Capital Required to be Well Capitalized	389,523	363,740
Capital Required to be Well Capitalized to Risk Weighted Assets	10.00%	10.00%
Tier One Risk Based Capital [Abstract]
Tier One Risk Based Capital	529,196	524,363
Tier One Risk Based Capital to Risk Weighted Assets	13.59%	14.42%
Tier One Risk Based Capital Required for Capital Adequacy	155,809	145,496
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	4.00%	4.00%
Tier One Risk Based Capital Required to be Well Capitalized	233,714	218,244
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets	6.00%	6.00%
Tier One Leverage Capital [Abstract]
Tier One Leverage Capital	529,196	524,363
Tier One Leverage Capital to Average Assets	8.52%	8.13%
Tier One Leverage Capital Required for Capital Adequacy	248,408	258,035
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	4.00%	4.00%
Tier One Leverage Capital Required to be Well Capitalized	$ 310,511	$ 322,543
Tier One Leverage Capital Required to be Well Capitalized to Average Assets	5.00%	5.00%

CAPITAL - Share Repurchase (Details)	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2007	Dec. 31, 2001	Dec. 31, 2000	Oct. 23, 2012
Capital [Abstract]
Stock Repurchase Program, Number of Shares Authorized to be Repurchased						5,000,000
Number of shares expected to be repurchased	1,000,000
Treasury Stock, Shares, Acquired		460,500	1,612,285	276,000	650,110
Stock Repurchase Program, Remaining Number of Shares Authorized to be Repurchased	4,539,500	4,539,500

EMPLOYEE BENEFIT PLANS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Maximum Annual Contribution Percent by Employee	50.00%
Defined Benefit Plan, Estimated Future Employer Contributions in Current Fiscal Year	$ 0
Pension Contributions	0	0	60,000,000
Pension (income) expense	481,000	1,349,000	(2,011,000)
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	63,910,000	52,312,000
Service cost	3,483,000	3,177,000	2,590,000
Interest cost	2,550,000	2,723,000	2,711,000
Actuarial loss	3,822,000	9,180,000
Benefits paid, excluding settlement	(6,087,000)	(3,482,000)
Benefit obligation at end of year	67,678,000	63,910,000	52,312,000
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	114,972,000	122,677,000
Actual return on plan assets	14,831,000	(4,223,000)
Employer contribution	0	0
Benefits paid, excluding settlement	(6,087,000)	(3,482,000)
Fair value of plan assets at end of year	123,698,000	114,794,000
Fair value of plan assets at end of year	123,716,000	114,972,000	122,677,000
Defined Benefit Plan, Amounts Recognized in Balance Sheet [Abstract]
Assets	56,038,000	51,062,000
Liabilities	0	0
Net amount recognized	56,038,000	51,062,000
Defined Benefit Plan, Accumulated Other Comprehensive Income (Loss), after Tax [Abstract]
Net actuarial loss	54,471,000	59,390,000
Net prior service cost	(4,119,000)	(4,542,000)
Deferred tax assets	(19,014,000)	(20,712,000)
Net amount recognized	31,338,000	34,136,000
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	(2,798,000)	12,854,000	(479,000)
Accumulated benefit obligation	64,273,000	60,485,000
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Service cost	3,483,000	3,177,000	2,590,000
Interest cost	2,550,000	2,723,000	2,711,000
Expected return on plan assets	(9,055,000)	(9,020,000)	(4,932,000)
Amortization of prior service cost	(423,000)	(423,000)	(423,000)
Defined Benefit Plan, Amortization of Gains (Losses)	2,964,000	2,194,000	2,065,000
Net periodic benefit (income) cost	(481,000)	(1,349,000)	2,011,000
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax [Abstract]
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Net Gain (Loss), before Tax	(1,954,000)	22,423,000	1,688,000
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Net Prior Service Cost, before Tax	423,000	423,000	423,000
Total recognized in accumulated other comprehensive income	(4,495,000)	20,652,000	46,000
Total recognized in net periodic benefit cost and accumulated other comprehensive income	(4,976,000)	19,303,000	2,057,000
Other Comprehensive Income (Loss), Reclassification, Pension and Other Postretirement Benefit Plans, Net Gain (Loss) Recognized in Net Periodic Benefit Cost, before Tax	(2,964,000)	(2,194,000)	(2,065,000)
Amortization of loss	3,248,000	3,039,000	2,191,000
Amortization of prior service credit	(423,000)	(423,000)	(423,000)
Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	3.73%	4.22%
Rate of compensation increase	3.50%	3.50%
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	4.22%	5.36%
Expected return on plan assets	7.50%	7.50%
Rate of compensation increase	3.50%	3.50%
Fair value measurments	123,716,000	114,972,000	122,677,000
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
2013	4,176,000
2014	5,073,000
2015	4,945,000
2016	9,989,000
2017	4,831,000
Thereafter	31,779,000
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Defined Contribution Plan, Cost Recognized	2,600,000	2,700,000	2,600,000
Maximum annual contribution per employee, percent	4.00%
Employer matching contribution, percent on first 3% of Earnings	100.00%
Defined Contribution Plan Employee Contribution Percent on which employer matches half of next 2 percent of earnings	50.00%
Cash Surrender Value of Life Insurance	84,500,000	85,900,000
Fair Value Measurements Using Level 1
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	111,249,000	101,781,000
Fair Value Measurements Using Level 2
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	12,449,000	13,013,000
Fair Value Measurements Using Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0	0
Equity Securities [Member]
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Defined Benefit Plan, Target Plan Asset Allocations	60.00%
Money Market Funds [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	1,338,000	1,551,000
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	1,338,000	1,551,000
Money Market Funds [Member] | Fair Value Measurements Using Level 1
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	1,338,000	1,551,000
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	1,338,000	1,551,000
Money Market Funds [Member] | Fair Value Measurements Using Level 2
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0	0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	0	0
Money Market Funds [Member] | Fair Value Measurements Using Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0	0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	0	0
U.S. Treasuries
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	3,923,000	3,745,000
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	3,923,000	3,745,000
U.S. Treasuries | Fair Value Measurements Using Level 1
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0	0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	0	0
U.S. Treasuries | Fair Value Measurements Using Level 2
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	3,923,000	3,745,000
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	3,923,000	3,745,000
U.S. Treasuries | Fair Value Measurements Using Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0	0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	0	0
Securities of U.S. government agencies and corporations
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	1,543,000	2,019,000
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	1,543,000	2,019,000
Securities of U.S. government agencies and corporations | Fair Value Measurements Using Level 1
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0	0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	0	0
Securities of U.S. government agencies and corporations | Fair Value Measurements Using Level 2
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	1,543,000	2,019,000
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	1,543,000	2,019,000
Securities of U.S. government agencies and corporations | Fair Value Measurements Using Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0	0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	0	0
Corporate Debt Securities [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	6,983,000	7,249,000
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	6,983,000	7,249,000
Corporate Debt Securities [Member] | Fair Value Measurements Using Level 1
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0	0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	0	0
Corporate Debt Securities [Member] | Fair Value Measurements Using Level 2
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	6,983,000	7,249,000
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	6,983,000	7,249,000
Corporate Debt Securities [Member] | Fair Value Measurements Using Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0	0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	0	0
Common Stock
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	20,899,000	19,368,000
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	20,899,000	19,368,000
Common Stock | Fair Value Measurements Using Level 1
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	20,899,000	19,368,000
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	20,899,000	19,368,000
Common Stock | Fair Value Measurements Using Level 2
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0	0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	0	0
Common Stock | Fair Value Measurements Using Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0	0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	0	0
Equity Funds [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	22,168,000	63,106,000
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	22,168,000	63,106,000
Equity Funds [Member] | Fair Value Measurements Using Level 1
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	22,168,000	63,106,000
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	22,168,000	63,106,000
Equity Funds [Member] | Fair Value Measurements Using Level 2
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0	0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	0	0
Equity Funds [Member] | Fair Value Measurements Using Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0	0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	0	0
Exchange Traded Funds [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	66,844,000	17,756,000
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	66,844,000	17,756,000
Exchange Traded Funds [Member] | Fair Value Measurements Using Level 1
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	66,844,000	17,756,000
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	66,844,000	17,756,000
Exchange Traded Funds [Member] | Fair Value Measurements Using Level 2
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0	0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	0	0
Exchange Traded Funds [Member] | Fair Value Measurements Using Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0	0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	$ 0	$ 0
Fixed Income Funds [Member]
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Defined Benefit Plan, Target Plan Asset Allocations	40.00%

EARNINGS PER COMMON SHARE - Computation of Basic and Diluted Earnings Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Numerator for basic and diluted earnings per share -income available to common shareholders:
Net income	$ 67,303	$ 66,739	$ 59,251
Dividends on preferred stock	0	0	1,865
Income available to common shareholders	$ 67,303	$ 66,739	$ 57,386
Denominator for basic earnings per share - weighted average shares	57,876,685	57,691,979	56,969,491
Effect of dilutive securities -
Employee stock awards	873,293	907,428	913,809
Warrants	118,814	93,798	109,778
Denominator for diluted earnings per share - adjusted weighted average shares	58,868,792	58,693,205	57,993,078
Basic	$ 1.16	$ 1.16	$ 1.01
Diluted	$ 1.14	$ 1.14	$ 0.99

EARNINGS PER COMMON SHARE - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share Disclosure [Line Items]
Investment Warrants, Exercise Price	12.34
Antidilutive Stock Options
Earnings Per Share Disclosure [Line Items]
Stock options and warrants with an exercise price greater than the average market price of the common shares not included in the computation of net income per diluted share	1,092,253	420,076	41,426
Antidilutive Warrants
Earnings Per Share Disclosure [Line Items]
Stock options and warrants with an exercise price greater than the average market price of the common shares not included in the computation of net income per diluted share	465,117	465,117	465,117

STOCK OPTIONS AND AWARDS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Restricted Stock [Member]	Dec. 31, 2011 Restricted Stock [Member]	Dec. 31, 2010 Restricted Stock [Member]	Dec. 31, 2012 1999 Stock Incentive Plan [Member]	Jun. 15, 2009 2009 Employee Stock Plan [Member]	May 22, 2012 2009 Non-Employee Director Plan [Member]	Jun. 15, 2009 2009 Non-Employee Director Plan [Member]	May 22, 2012 2012 Stock Plan [Member] [Domain]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation	$ 4,186,000	$ 3,935,000	$ 3,084,000
Total unrecognized compensation cost	5,200,000
Unrecognized compensation cost, period for recognition (in years)	1 year 339 days
Number of plans	5
Number of shares authorized							7,507,500	1,500,000	43,623	75,000	1,745,906
Award vesting rights (as a percent)							25.00%
Share-based Compensation Arrangement by Share-based Payment Award, Option Term	10 years
Vested in period, total fair value				3,600,000
Activity for stock option plan [Roll Forward]
Outstanding at beginning of year (in shares)	2,364,926
Weighted average exercise price, outstanding at beginning of year (in dollars per share)	$ 13.99
Weighted average remaining contractual term, outstanding at end of year (in years)	3 years 344 days
Aggregate intrinsic value, outstanding at end of year	2,673
Aggregate intrinsic value, exercisable at end of year	2,673
Granted (in shares)	0
Weighted average exercise price, granted (in dollars per share)	$ 0
Exercised (in shares)	(302,824)
Weighted average exercise price, exercised (in dollars per share)	$ 12.95
Forfeited or expired (in shares)	(70,727)
Weighted average exercise price, forfeited or expired (in dollars per share)	$ 14.66
Exercised (in shares)	1,991,375
Weighted average exercise price, Exercisable (in dollars per share)	$ 14.13
Weighted average remaining contractual life, exercisable at end of year (in years)	3 years 344 days
Outstanding at end of year (in shares)	1,991,375	2,364,926
Weighted average exercise price, outstanding at end of year (in dollars per share)	$ 14.13	$ 13.99
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Total intrinsic value of options exercised	1,277,000	477,000	1,862,000
Cash received from exercises	320,000	150,000	272,000
Tax benefit from exercises	$ 1,576,000	$ 1,421,000	$ 1,033,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Number of shares nonvested at beginning of year				518,736	485,498	401,934
Number of shares granted				290,706	261,356	235,964
Number of shares vested				(228,233)	(200,525)	(120,073)
Number of shares forfeited				(62,453)	(27,593)	(32,327)
Number of shares nonvested at end of year				518,756	518,736	485,498
Weighted average of shares fair value, nonvested at beginning of year				$ 15.99	$ 15.63	$ 12.05
Weighted average of shares fair value granted				$ 17	$ 16.02	$ 20
Weighted average of shares fair value vested				$ 15.58	$ 14.87	$ 12.97
Weighted average of shares fair value forfeited				$ 16.61	$ 18.1	$ 12.93
Weighted average of shares fair value, nonvested at end of year				$ 16.65	$ 15.99	$ 15.63

LOANS TO RELATED PARTIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loans to Related Parties [Roll Forward]
Beginning balance	$ 10,599	$ 10,375	$ 16,047
Additions	1,791	1,297	1,533
Deductions	(1,964)	(1,073)	(7,205)
Ending balance	10,426	10,599	10,375
Loans 90 days past due	$ 0	$ 0	$ 0

FAIR VALUE DISCLOSURES - Estimated Fair Values of Financial Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financial assets
Investment securities held-to-maturity	$ 770,755	$ 2,664
Other investments	71,492	71,492
Loans, excluding covered loans	3,131,287	2,915,871
Covered loans	702,926	1,010,409
FDIC indemnification asset	119,607	173,009
Deposits
Noninterest-bearing	1,102,774	946,180
Savings	1,623,614	1,724,659
Time	1,068,637	1,654,662
Total deposits	4,955,840	5,642,840
Short-term borrowings	122,570	99,431
Carrying value
Financial assets
Cash and short-term investments	158,843	525,051
Investment securities held-to-maturity	770,755	2,664
Other investments	71,492	71,492
Loans held for sale	16,256	24,834
Loans, excluding covered loans	3,131,287	2,915,871
Covered loans	702,926	1,010,409
FDIC indemnification asset	119,607	173,009
Deposits
Noninterest-bearing	1,102,774	946,180
Interest-bearing demand	1,160,815	1,317,339
Savings	1,623,614	1,724,659
Time	1,068,637	1,654,662
Total deposits	4,955,840	5,642,840
Short-term borrowings	624,570	99,431
Long-term debt	75,202	76,544
Fair value
Financial assets
Cash and short-term investments	158,843	525,051
Investment securities held-to-maturity	778,474	2,893
Other investments	71,492	71,492
Loans held for sale	16,256	24,834
Loans, excluding covered loans	3,145,120	2,910,825
Covered loans	713,797	1,042,752
FDIC indemnification asset	106,380	151,114
Deposits
Noninterest-bearing	1,102,774	946,180
Interest-bearing demand	1,160,815	1,317,339
Savings	1,623,614	1,724,659
Time	1,072,201	1,664,457
Total deposits	4,959,404	5,652,635
Short-term borrowings	624,570	99,431
Long-term debt	78,941	81,168
Fair Value, Inputs, Level 1 [Member] | Fair value
Financial assets
Cash and short-term investments	158,843	525,051
Investment securities held-to-maturity	0	0
Other investments	0	0
Loans held for sale	0	0
Loans, excluding covered loans	0	0
Covered loans	0	0
FDIC indemnification asset	0	0
Deposits
Noninterest-bearing	0	0
Interest-bearing demand	0	0
Savings	0	0
Time	0	0
Total deposits	0	0
Short-term borrowings	624,570	99,431
Long-term debt	0	0
Fair Value, Inputs, Level 2 [Member] | Fair value
Financial assets
Cash and short-term investments	0	0
Investment securities held-to-maturity	778,474	2,893
Other investments	71,492	71,492
Loans held for sale	16,256	24,834
Loans, excluding covered loans	0	0
Covered loans	0	0
FDIC indemnification asset	0	0
Deposits
Noninterest-bearing	1,102,774	946,180
Interest-bearing demand	1,160,815	1,317,339
Savings	1,623,614	1,724,659
Time	1,072,201	1,664,457
Total deposits	4,959,404	5,652,635
Short-term borrowings	0	0
Long-term debt	78,941	81,168
Fair Value, Inputs, Level 3 [Member] | Fair value
Financial assets
Cash and short-term investments	0	0
Investment securities held-to-maturity	0	0
Other investments	0	0
Loans held for sale	0	0
Loans, excluding covered loans	3,145,120	2,910,825
Covered loans	713,797	1,042,752
FDIC indemnification asset	106,380	151,114
Deposits
Noninterest-bearing	0	0
Interest-bearing demand	0	0
Savings	0	0
Time	0	0
Total deposits	0	0
Short-term borrowings	0	0
Long-term debt	$ 0	$ 0

FAIR VALUE DISCLOSURES - Summary of Financial Assets and Liabilities Measure at Fair Value on a Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Assets
Derivatives	$ 24,135		$ 24,566
Available-for-sale investment securities	236,700		162,600		0
Fair Value, Measurements, Recurring
Assets
Derivatives	0		0
Available-for-sale investment securities	1,032,096		1,441,846
Total	1,032,096		1,441,846
Liabilities
Derivatives	2,517		3,557
Fair Value, Measurements, Recurring | Fair Value Measurements Using Level 1
Assets
Derivatives	0		0
Available-for-sale investment securities	144		141
Total	144		141
Liabilities
Derivatives	0		0
Fair Value, Measurements, Recurring | Fair Value Measurements Using Level 2
Assets
Derivatives	24,135		24,566
Available-for-sale investment securities	1,031,952		1,441,705
Total	1,056,087		1,466,271
Liabilities
Derivatives	26,652		28,123
Fair Value, Measurements, Recurring | Fair Value Measurements Using Level 3
Assets
Derivatives	0		0
Available-for-sale investment securities	0		0
Total	0		0
Liabilities
Derivatives	0		0
Fair Value, Measurements, Recurring | Netting Adjustments
Assets
Derivatives	(24,135)	[1]	(24,566)	[1]
Available-for-sale investment securities	0	[1]	0	[1]
Total	(24,135)	[1]	(24,566)	[1]
Liabilities
Derivatives	$ (24,135)	[1]	$ (24,566)	[1]

[1]	Amounts represent the impact of legally enforceable master netting arrangements that allow First Financial to settle positive and negative positions and also cash collateral held with the same counterparties.

FAIR VALUE DISCLOSURES - Summary of Financial Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis (Detail) (Fair Value, Measurements, Nonrecurring, USD $)
In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Fair Value Measurements Using Level 1
Assets
Impaired loans	$ 0	[1]	$ 0	[1]
Other Real Estate Owned, Fair Value Disclosure	0		0
Covered Other Real Estate Owned, Fair Value Disclosure	0		0
Fair Value Measurements Using Level 2
Assets
Impaired loans	0	[1]	0	[1]
Other Real Estate Owned, Fair Value Disclosure	0		0
Covered Other Real Estate Owned, Fair Value Disclosure	0		0
Fair Value Measurements Using Level 3
Assets
Impaired loans	19,564	[1]	20,279	[1]
Other Real Estate Owned, Fair Value Disclosure	5,651		4,188
Covered Other Real Estate Owned, Fair Value Disclosure	$ 14,059		$ 6,412

[1]	Amounts represent the fair value of collateral for impaired loans allocated to the allowance for loan and lease losses. Fair values are determined using actual market prices (Level 1), independent third party valuations discounted as appropriate (Level 2) and borrower records discounted as appropriate (Level 3).

FIRST FINANCIAL BANCORP. (PARENT COMPANY ONLY) FINANCIAL INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Financial Statements, Captions [Line Items]
Proceeds from (Repayments of) Short-term Debt	$ 525,139	$ 39,589	$ 22,412
Pension Expense	(481)	(1,349)	2,011
Statement of Financial Position [Abstract]
Cash	134,502	149,653	105,981
Investment securities, available for sale	1,032,096	1,441,846
Premises and equipment	146,716	138,096
TOTAL ASSETS	6,497,048	6,671,511
Other liabilities	131,011	140,475
TOTAL LIABILITIES	5,786,623	5,959,290
Shareholders' equity	710,425	712,221	697,394	649,958
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	6,497,048	6,671,511
Income Statement [Abstract]
Noninterest income	122,421	142,531	146,831
Interest expense	27,589	44,921	67,992
Provision for loan and lease losses	19,117	19,210	33,564
Salaries and employee benefits	113,154	106,914	117,363
Miscellaneous professional services	7,269	9,636	9,169
Income before income taxes and equity in undistributed net earnings of subsidiaries	103,745	105,039	91,953
Income tax benefit	36,442	38,300	32,702
Income available to common shareholders	67,303	66,739	57,386
Operating activities
Net income	67,303	66,739	59,251
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan and lease losses	19,117	19,210	33,564
Depreciation and amortization	15,833	11,951	10,978
Stock-based compensation expense	4,186	3,935	3,084
Deferred income taxes	(14,085)	(14,463)	(11,460)
Decrease in accrued expenses	3,374	(17,422)	7,828
Net cash provided by operating activities	211,834	203,078	185,015
Investing activities
Proceeds from calls and maturities of investment securities	269,236	342,973	168,385
Purchases of investment securities, available-for-sale	(1,022,772)	(1,027,754)	(618,978)
Net decrease (increase) in loans	(240,113)	(53,946)	24,746
Purchases of premises and equipment	(25,502)	(23,541)	(22,789)
Net cash (used in) provided by investing activities	10,034	218,952	25,840
Financing activities
Cash dividends paid on common stock	(67,797)	(35,312)	(22,490)
Cash dividends paid on preferred stock	0	0	(1,100)
Treasury stock purchase	6,806	0	0
Issuance of common stock	0	0	91,224
Payment to repurchase preferred stock	0	0	(80,000)
Proceeds from exercise of stock options, net of shares purchased	320	63	272
Excess tax benefit on share-based compensation	438	259	535
Net cash used in financing activities	(237,019)	(378,358)	(449,024)
(Decrease) increase in cash	(15,151)	43,672	(238,169)
Cash and Due from Banks at beginning of year	149,653	105,981	344,150
Cash and Due from Banks at end of year	134,502	149,653	105,981
Parent Company [Member]
Statement of Financial Position [Abstract]
Cash	106,196	111,657	117,784
Investment securities, available for sale	3,623	2,682
Subordinated notes from subsidiaries	7,500	7,500
Investment in subsidiaries	594,372	591,954
Premises and equipment	1,706	1,842
Other assets	15,058	14,889
TOTAL ASSETS	728,455	730,524
Dividends payable	16,869	16,196
Other liabilities	1,161	2,107
TOTAL LIABILITIES	18,030	18,303
Shareholders' equity	710,425	712,221
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	728,455	730,524
Income Statement [Abstract]
Interest income	55	70	192
Noninterest income	421	0	143
Dividends from subsidiaries	73,800	48,700	60,700
Total income	74,276	48,770	61,035
Interest expense	0	391	1,221
Provision for loan and lease losses	0	739	(37)
Salaries and employee benefits	4,612	4,449	3,377
Miscellaneous professional services	916	719	928
Other	5,209	5,240	3,190
Total expenses	10,737	11,538	8,679
Income before income taxes and equity in undistributed net earnings of subsidiaries	63,539	37,232	52,356
Income tax benefit	(3,869)	(4,263)	(3,162)
Equity in undistributed loss (earnings) of subsidiaries	105	(25,244)	(3,733)
Income available to common shareholders	67,303	66,739	59,251
Operating activities
Net income	67,303	66,739	59,251
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed loss (earnings) of subsidiaries	105	(25,244)	(3,733)
Provision for loan and lease losses	0	739	(37)
Depreciation and amortization	27	31	42
Stock-based compensation expense	4,186	3,935	3,084
Deferred income taxes	(207)	(509)	(569)
Increase in dividends payable	673	10,342	710
Decrease in accrued expenses	(1,799)	(10,003)	(140)
(Increase) decrease in other assets	(139)	(241)	170
Net cash provided by operating activities	70,149	45,789	58,778
Investing activities
Proceeds from calls and maturities of investment securities	0	158	0
Purchases of investment securities, available-for-sale	(474)	(137)	(290)
Net decrease (increase) in loans	0	2,681	(1,743)
Purchases of premises and equipment	0	0	(1,285)
Other	109	514	(548)
Net cash (used in) provided by investing activities	(365)	3,216	(3,866)
Financing activities
Redemption of junior subordinated debentures	0	(20,620)	0
Cash dividends paid on common stock	(67,797)	(35,312)	(22,490)
Cash dividends paid on preferred stock	0	0	(1,100)
Treasury stock purchase	(6,806)	0	0
Issuance of common stock	0	0	91,224
Payment to repurchase preferred stock	0	0	(80,000)
Proceeds from exercise of stock options, net of shares purchased	320	63	272
Excess tax benefit on share-based compensation	438	259	535
Other	(1,400)	478	(1,086)
Net cash used in financing activities	(75,245)	(55,132)	(12,645)
(Decrease) increase in cash	(5,461)	(6,127)	42,267
Cash and Due from Banks at beginning of year	111,657	117,784	75,517
Cash and Due from Banks at end of year	106,196	111,657	117,784
Parent Company [Member] | Commercial Banks [Member]
Statement of Financial Position [Abstract]
Investment in subsidiaries	575,701	573,295
Parent Company [Member] | Nonbanks [Member]
Statement of Financial Position [Abstract]
Investment in subsidiaries	$ 18,671	$ 18,659